UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

YieldMax™ AI & Tech Portfolio Option Income ETF

TICKER: GPTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ AI & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$115	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ AI & Tech Portfolio Option Income ETF - at NAV - $13,964
S&P 500® Total Return Index - $12,539
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
01/22/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (1/22/25)
Yieldmax™ AI & Tech Portfolio Option Income ETF - at NAV	26.39%	24.55%
S&P 500® Total Return Index	19.56%	16.04%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/gpty/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, GPTY generated positive total returns while providing shareholders with regular income distributions. The Fund generated income through option premium received from its call spread strategy while maintaining exposure to a portfolio of AI and technology-related equity securities.

What Factors Influenced Performance?

Performance was influenced by the returns of the Fund's underlying portfolio, which included companies operating in areas such as semiconductors, software, cloud computing, and digital infrastructure. In addition, the Fund generated option premium income through the sale of call spreads on its holdings.

The level of implied volatility across the portfolio affected the amount of option premium available for sale.

Positioning of the Fund

The Fund remains invested in a portfolio of AI and technology-related companies and continues to employ its option strategy to generate income. The Fund seeks to provide current income while maintaining exposure to the long-term performance of its underlying equity holdings.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$101,782
Number of Holdings	81
Total Advisory Fee Paid	$801,717
Portfolio Turnover	29%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

*	Amount does not round to 0.1% or -0.1%.

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
NVIDIA Corp.	6.7
Snowflake, Inc. - Class A	6.5
Alphabet, Inc. - Class A	6.2
Amazon.com, Inc.	4.9
Microsoft Corp.	4.9
Apple, Inc.	4.8
International Business Machines Corp.	4.7
Advanced Micro Devices, Inc.	4.6
Broadcom, Inc.	4.4
Hut 8 Corp.	4.3

Fund Changes

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/gpty/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ CRCL Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ CRCL Option Income Strategy ETF

TICKER: CRCO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ CRCL Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/crco/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ CRCL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ CRCL Option Income Strategy ETF	$83*	1.30%**
*	The Fund commenced operations on September 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ CRCL Option Income Strategy ETF - at NAV - $5,463
S&P 500® Total Return Index - $11,354
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
09/29/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (9/29/25)
Yieldmax™ CRCL Option Income Strategy ETF - at NAV	-45.65%*
S&P 500® Total Return Index	13.54%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/crco/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, CRCO provided shareholders with regular income distributions while maintaining exposure to the performance of Circle Internet Group, Inc. ("CRCL"). The Fund generated income through a call spread strategy designed to capture option premium from CRCL.

What Factors Influenced Performance?

Performance was influenced by the market performance and implied volatility of CRCL. The Fund's option strategy generated premium income, with higher levels of implied volatility generally supporting higher option premiums.

Positioning of the Fund

The Fund continues to employ its option income strategy while maintaining exposure to CRCL. CRCO seeks to generate current income through the systematic sale of call spreads while retaining exposure to a portion of the underlying security's performance.

YieldMax™ CRCL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$18,016
Number of Holdings	10
Total Advisory Fee Paid	$221,142
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	97.3
Circle Internet Group, Inc., Expiration: 9/18/2026; Exercise Price: $65.01	-15.2
Circle Internet Group, Inc., Expiration: 9/18/2026; Exercise Price: $65.01	11.9
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $61.00	-4.6
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $60.00	-3.6
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $64.00	3.3
First American Government Obligations Fund - Class X, 3.58%	3.1
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $63.00	2.6

Fund Changes

Effective September 29, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/crco/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF

TICKER: LFGY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$142	1.47%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF - at NAV - $10,051
S&P 500® Total Return Index - $13,078
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
01/13/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (1/13/25)
Yieldmax™ Crypto Industry & Tech Portfolio Option Income ETF - at NAV	-5.45%	0.33%
S&P 500® Total Return Index	19.56%	18.97%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/lfgy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, LFGY generated a slightly negative total return, as income generated through its call spread strategy wasn’t enough to offset periods of sharp weakness across crypto-related equities. The Fund provided shareholders with regular income distributions throughout the period.

What Factors Influenced Performance?

Performance was influenced by the returns of the Fund's underlying portfolio, which included crypto infrastructure and technology companies such as digital asset miners, exchanges, and payments-related businesses. The portfolio experienced significant volatility, including a pronounced drawdown in the first half of 2026 as digital asset prices declined sharply. The Fund generated option premium income through its call spread strategy, with elevated implied volatility across many of its holdings supporting higher premiums, particularly during periods of market stress.

Positioning of the Fund

The Fund remains invested in a portfolio of crypto industry and technology-related companies and continues to employ its call spread strategy to generate income. LFGY seeks to provide current income and capital appreciation through direct investments in a select portfolio of approximately 15 to 30 crypto industry and technology companies.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$91,274
Number of Holdings	86
Total Advisory Fee Paid	$1,456,353
Portfolio Turnover	56%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	10.2
Block, Inc. - Class A	6.4
PayPal Holdings, Inc.	6.2
Opera Ltd., ADR	5.9
Cipher Digital, Inc.	5.8
NVIDIA Corp.	5.7
Hut 8 Corp.	5.7
Riot Platforms, Inc.	5.1
Core Scientific, Inc.	4.6
MercadoLibre, Inc.	4.0

Fund Changes

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/lfgy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ GME Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ GME Option Income Strategy ETF

TICKER: GMEY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ GME Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gmey/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ GME Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GME Option Income Strategy ETF	$86*	1.03%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ GME Option Income Strategy ETF - at NAV - $8,723
S&P 500® Total Return Index - $11,650
$12,000
$11,000
$10,000
$9,000
$8,000
09/08/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (9/8/25)
Yieldmax™ GME Option Income Strategy ETF - at NAV	-12.94%*
S&P 500® Total Return Index	16.50%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/gmey/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in GameStop Corp. (“GME”) outweighed income generated by its call spread strategy. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by GME’s share price and implied volatility. Declines in GME detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund continued to sell call spreads to generate current income while maintaining exposure to a portion of GME’s performance.

YieldMax™ GME Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$2,738
Number of Holdings	9
Total Advisory Fee Paid	$86,135
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	58.7
U.S. Treasury Bills	36.5
GameStop Corp., Expiration: 8/21/2026; Exercise Price: $22.01	-3.2
GameStop Corp., Expiration: 8/21/2026; Exercise Price: $22.01	2.2
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $21.50	-0.7
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.00	-0.6
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $23.00	0.2
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.50	0.2

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/gmey/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ HIMS Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ HIMS Option Income Strategy ETF

TICKER: HIYY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ HIMS Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/hiyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ HIMS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ HIMS Option Income Strategy ETF	$121*	1.89%**
*	The Fund commenced operations on September 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ HIMS Option Income Strategy ETF - at NAV - $5,266
S&P 500® Total Return Index - $11,299
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
09/22/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (9/22/25)
Yieldmax™ HIMS Option Income Strategy ETF - at NAV	-48.42%*
S&P 500® Total Return Index	12.99%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/hiyy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in Hims & Hers Health, Inc. (“HIMS”) outweighed income generated by its call spread strategy. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by HIMS’s share price and implied volatility. Declines in HIMS detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund continued to sell call spreads to generate current income while maintaining exposure to a portion of HIMS’s performance.

YieldMax™ HIMS Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$13,387
Number of Holdings	12
Total Advisory Fee Paid	$139,333
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	77.0
Hims & Hers Health, Inc., Expiration: 9/18/2026; Exercise Price: $27.01	15.5
Hims & Hers Health, Inc., Expiration: 9/18/2026; Exercise Price: $27.01	-13.8
First American Government Obligations Fund - Class X, 3.58%	12.1
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $26.50	-2.6
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $27.50	-2.1
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $27.00	-1.6
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $29.50	1.5
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $28.50	1.2

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/hiyy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSTR Performance & Distribution Target 25 ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ MSTR Performance & Distribution Target 25 ETF

TICKER: MSST (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSTR Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/msst/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ MSTR Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Performance & Distribution Target 25 ETF	$54*	1.02%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MSTR Performance & Distribution Target 25 ETF - at NAV - $5,228
S&P 500® Total Return Index - $11,317
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
11/17/2025
11/30/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (11/17/2025)
Yieldmax™ MSTR Performance & Distribution Target 25 ETF - at NAV	-47.72%*
S&P 500® Total Return Index	13.17%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/msst/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in Strategy Inc. (“MSTR”) outweighed income generated by its options strategies. The Fund also made regular distributions.

What Factors Influenced Performance?

Performance was primarily influenced by MSTR’s share price and implied volatility. Declines in MSTR detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund maintained synthetic exposure to MSTR and employed options strategies to generate premiums. MSST targets annual cash distributions of approximately 25% of net asset value while seeking capital appreciation.

YieldMax™ MSTR Performance & Distribution Target 25 ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$1,103
Number of Holdings	7
Total Advisory Fee Paid	$20,885
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	101.7
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01	-14.8
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01	8.4
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	-3.0
First American Government Obligations Fund - Class X, 3.58%	2.1
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	1.3

Fund Changes

Effective November 12, 2025 the Fund's listing exchange was changed to Cboe BZX Exchange, Inc.

Effective November 14, 2025 the Fund's ticker symbol was changed to MSST.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/msst/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSTR Short Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ MSTR Short Option Income ETF

TICKER: WNTR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSTR Short Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/wntr/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ MSTR Short Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Short Option Income Strategy ETF	$156	1.00%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MSTR Short Option Income Strategy ETF - at NAV - $17,106
S&P 500® Total Return Index - $13,326
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
03/26/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (3/26/25)
Yieldmax™ MSTR Short Option Income ETF - at NAV	113.92%	48.93%
S&P 500® Total Return Index	19.56%	23.74%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/wntr/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, the Fund generated positive total returns while making regular distributions to shareholders. The Fund's performance was driven primarily by its inverse ex-posure to Strategy, Inc. ("MSTR") and income generated through its options strategy

What Factors Influenced Performance?

The Fund's performance was affected principally by changes in the market price of MSTR and the premiums generated through the Fund's options strategy. As a result of its inverse expo-sure, the Fund generally benefited from declines in MSTR's share price. The level of implied volatility also influenced the amount of option premium available during the reporting peri-od.

Positioning of the Fund

The Fund seeks to provide current income while maintaining inverse exposure to MSTR through a systematic options strategy. WNTR seeks to generate current income through the systematic sale of puts and put spreads while retaining inverse exposure to a portion of the underlying security's performance.

YieldMax™ MSTR Short Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$83,918
Number of Holdings	21
Total Advisory Fee Paid	$644,158
Portfolio Turnover	123%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	60.8
First American Government Obligations Fund - Class X, 3.58%	7.4
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.02	5.9
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.02	-4.8
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.02	2.7
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.02	-1.5
Strategy, Inc., Expiration 8/7/2026; Exercise Price: $88.00	-0.7
Strategy, Inc., Expiration 8/7/2026; Exercise Price: $90.00	-0.6
Strategy, Inc., Expiration 8/7/2026; Exercise Price: $94.00	-0.5
Strategy, Inc., Expiration 8/7/2026; Exercise Price: $91.00	-0.5

Fund Changes

Effective September 18, 2025 the Fund intends to pay out dividends and interest income, if any, at least monthly, and distribute any net realized capital gains to its shareholders at least annually.

Effective October 14, 2025 the Fund's payment of income distributions were changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/wntr/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF

TICKER: QDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/qdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF	$120	1.09%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF - at NAV - $12,331
S&P 500® Total Return Index - $12,602
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
02/12/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (2/12/25)
Yieldmax™ Nasdaq 100 0DTE Covered Call Strategy ETF - at NAV	20.51%	15.40%
S&P 500® Total Return Index	19.56%	17.13%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/qdty/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a positive total return as gains in the Nasdaq-100 Index and income generated by its options strategy contributed to performance. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by movements in the Nasdaq-100 Index and index volatility. Index gains and premiums from daily zero-days-to-expiration (“0DTE”) call options contributed positively to results.

Positioning of the Fund

The Fund continued to employ a synthetic covered call strategy designed to generate current income while maintaining exposure to the Nasdaq-100 Index. The Fund sold 0DTE call options daily and starting in mid-September of 2025, began distributing income weekly.

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$24,324
Number of Holdings	4
Total Advisory Fee Paid	$215,443
Portfolio Turnover	20%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Nasdaq-100 Index, Expiration: 12/18/2026; Exercise Price: $1,001.26	89.5
Nasdaq-100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.02	5.6
First American Government Obligations Fund - Class X, 3.58%	3.8
U.S. Treasury Bills	0.1

Fund Changes

Effective September 12, 2025 the Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually. The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/qdty/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ NVDA Performance & Distribution Target 25 ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ NVDA Performance & Distribution Target 25 ETF

TICKER: NVIT (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the YieldMax™ NVDA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/nvit/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ NVDA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Performance & Distribution Target 25 ETF	$74*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ NVDA Performance & Distribution Target 25 ETF - at NAV - $11,368
S&P 500® Total Return Index - $11,317
$12,000
$11,000
$10,000
11/17/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (11/17/25)
Yieldmax™ NVDA Performance & Distribution Target 25 ETF - at NAV	13.68%*
S&P 500® Total Return Index	13.17%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/nvit/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a positive total return as appreciation in NVIDIA Corporation (“NVDA”) and income generated by its options strategies contributed to performance. The Fund also made regular distributions.

What Factors Influenced Performance?

Performance was primarily influenced by NVDA’s share price and implied volatility. Gains in NVDA and option premiums contributed to results

Positioning of the Fund

The Fund maintained synthetic exposure to NVDA and employed options strategies to generate premiums. NVIT targets annual cash distributions of approximately 25% of net asset value while seeking capital appreciation.

YieldMax™ NVDA Performance & Distribution Target 25 ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$10,817
Number of Holdings	10
Total Advisory Fee Paid	$39,517
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	53.2
First American Government Obligations Fund - Class X, 3.58%	34.8
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01	6.5
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01	-5.7
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $210.00	-1.8
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $225.00	0.5

Fund Changes

Effective November 12, 2025 the Fund's listing exchange was changed to Cboe BZX Exchange, Inc.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/nvit/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ R2000 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ R2000 0DTE Covered Call Strategy ETF

TICKER: RDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ R2000 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ R2000 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ R2000 0DTE Covered Call Strategy ETF	$139	1.24%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ R2000 0DTE Covered Call Strategy ETF - at NAV - $12,979
S&P 500® Total Return Index - $13,041
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
03/05/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (3/5/25)
Yieldmax™ R2000 0DTE Covered Call Strategy ETF - at NAV	25.22%	20.38%
S&P 500® Total Return Index	19.56%	20.80%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/rdty/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a positive total return as gains in the Russell 2000 Index and income generated by its options strategy contributed to performance. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by movements in the Russell 2000 Index and index volatility. Index gains and premiums from daily zero-days-to-expiration (“0DTE”) call options contributed positively to results.

Positioning of the Fund

The Fund continued to employ a synthetic covered call strategy designed to generate current income while maintaining exposure to the Russell 2000 Index. The Fund sold 0DTE call options daily and, starting in mid-September 2025, began distributing income weekly.

YieldMax™ R2000 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$30,921
Number of Holdings	3
Total Advisory Fee Paid	$138,067
Portfolio Turnover	3%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $310.26	88.5
First American Government Obligations Fund - Class X, 3.58%	9.8
U.S. Treasury Bills	0.1

Fund Changes

Effective September 12, 2025 the Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually. The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rdty/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ RDDT Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ RDDT Option Income Strategy ETF

TICKER: RDYY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ RDDT Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ RDDT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ RDDT Option Income Strategy ETF	$74*	1.02%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ RDDT Option Income Strategy ETF - at NAV - $6,407
S&P 500® Total Return Index - $11,650
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
09/08/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (9/8/25)
Yieldmax™ RDDT Option Income Strategy ETF - at NAV	-36.84%*
S&P 500® Total Return Index	16.50%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/rdyy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in Reddit, Inc. (“RDDT”) outweighed income generated by its call spread strategy. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by RDDT’s share price and implied volatility. Declines in RDDT detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund continued to sell call spreads to generate current income while maintaining exposure to a portion of RDDT’s performance.

YieldMax™ RDDT Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$12,589
Number of Holdings	12
Total Advisory Fee Paid	$169,267
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	96.1
Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01	-9.8
Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01	9.6
First American Government Obligations Fund - Class X, 3.58%	4.1
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $144.00	-2.1
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $140.00	-1.2
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $152.50	0.9
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $147.00	0.6

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rdyy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF

TICKER: SDTY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/sdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ S&P 500 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ S&P 500 0DTE Covered Call Strategy ETF	$110	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF - at NAV - $12,021
S&P 500® Total Return Index - $12,587
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
02/05/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (2/5/25)
Yieldmax™ S&P 500 0DTE Covered Call Strategy ETF - at NAV	17.56%	13.23%
S&P 500® Total Return Index	19.56%	16.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/sdty/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a positive total return as gains in the S&P 500 Index and income generated by its options strategy contributed to performance. The Fund also provided shareholders with regular income distributions.

What Factors Influenced Performance?

Performance was primarily influenced by movements in the S&P 500 Index and index volatility. Index gains and premiums from daily zero-days-to-expiration (“0DTE”) call options contributed positively to results.

Positioning of the Fund

The Fund continued to employ a synthetic covered call strategy designed to generate current income while maintaining exposure to the S&P 500 Index. The Fund sold 0DTE call options daily and beginning in mid-September 2025, started distributing income weekly.

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$46,284
Number of Holdings	5
Total Advisory Fee Paid	$213,011
Portfolio Turnover	0%*
*	Does not round to 1%.

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $1,200.26	84.0
First American Government Obligations Fund - Class X, 3.58%	12.2
U.S. Treasury Bills	1.6

Fund Changes

Effective September 12, 2025 the Fund intends to pay out dividends and interest income, if any, weekly, and distribute any net realized capital gains to its shareholders at least annually. The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/sdty/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Semiconductor Portfolio Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Semiconductor Portfolio Option Income ETF

TICKER: CHPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Semiconductor Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/chpy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Semiconductor Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Semiconductor Portfolio Option Income ETF	$144	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Semiconductor Portfolio Option Income ETF - at NAV - $23,049
S&P 500® Total Return Index - $13,420
$25,000
$20,000
$15,000
$10,000
$5,000
04/02/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (4/2/25)
Yieldmax™ Semiconductor Portfolio Option Income ETF - at NAV	91.24%	87.47%
S&P 500® Total Return Index	19.56%	24.78%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/chpy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, CHPY generated a positive total return, driven by strong gains across its semiconductor holdings, while providing shareholders with substantial income distributions, which started being paid out weekly in mid-October 2025.

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio of semiconductor companies, which benefited from continued demand tied to artificial intelligence infrastructure buildout. The Fund also generated meaningful option premium income through its call spread strategy. Elevated implied volatility within the semiconductor sector supported a high level of premium income, though the Fund's use of call spreads capped a portion of its upside participation in the sector's advance.

Positioning of the Fund

The Fund continues to be invested in a portfolio of approximately 15 to 30 semiconductor companies selected based on liquidity, price level, and implied volatility, and continues to employ its call spread strategy in seeking to generate current income while capturing a portion of the sector's capital appreciation potential.

YieldMax™ Semiconductor Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$1,023,356
Number of Holdings	89
Total Advisory Fee Paid	$4,131,039
Portfolio Turnover	38%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
NVIDIA Corp.	6.1
Broadcom, Inc.	5.9
Advanced Micro Devices, Inc.	5.3
Lam Research Corp.	5.2
Marvell Technology, Inc.	4.6
Intel Corp.	4.5
Astera Labs, Inc.	4.3
Micron Technology, Inc.	4.3
ASML Holding NV	4.1
United Microelectronics Corp., ADR	4.0

Fund Changes

Effective October 14, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a weekly basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/chpy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ SPCX Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ SPCX Option Income Strategy ETF

TICKER: YSPC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SPCX Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/yspc/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ SPCX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SPCX Option Income Strategy ETF	$4*	0.99%**
*	The Fund commenced operations on July 14, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ SPCX Option Income Strategy ETF - at NAV - $8,415
S&P 500® Total Return Index - $9,932
$10,000
$9,500
$9,000
$8,500
$8,000
07/14/2026
07/31/2026

Annual Performance

Since Inception (7/14/26)
Yieldmax™ SPCX Option Income Strategy ETF - at NAV	-16.75%*
S&P 500® Total Return Index	-0.68%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/yspc/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in Space Exploration Technologies Corp. (“SPCX”) outweighed income generated by its call spread strategy. The Fund also made an income distribution.

What Factors Influenced Performance?

Performance was primarily influenced by SPCX’s share price and implied volatility. Declines in SPCX detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund continued to sell call spreads to generate current income while maintaining exposure to a portion of SPCX’s performance.

YieldMax™ SPCX Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$2,060
Number of Holdings	8
Total Advisory Fee Paid	$491
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	98.0
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01	-13.0
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01	7.9
First American Government Obligations Fund - Class X, 3.58%	3.9
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $110.00	-3.7
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $115.00	-3.0
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $120.00	2.3
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $126.00	1.7

Fund Changes

There were no material changes during the reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/yspc/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF

TICKER: MINY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/miny/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF	$38*	0.99%**
*	The Fund commenced operations on February 26, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF - at NAV - $8,043
S&P 500® Total Return Index - $10,893
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
02/26/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

Since Inception (2/26/26)
Yieldmax™ Strategic Metals & Mining Portfolio Option Income ETF - at NAV	-19.76%*
S&P 500® Total Return Index	8.93%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/miny/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

Since its inception in February 2026, which is less than the full reporting period, MINY generated a negative total return, as weakness across strategic metals and mining companies drove performance. The Fund provides shareholders with regular income distributions which offset the underlying equity losses over this time frame.

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio of metals and mining companies, which experienced a sustained selloff in precious and strategic metals prices. The Fund generated option premium income through its options strategy, with elevated implied volatility across many holdings supporting meaningful premium income.

Positioning of the Fund

The Fund maintains a portfolio of U.S.-listed strategic metals and mining companies and employs an options strategy across its holdings. MINY seeks to provide current income and, secondarily, capital appreciation through direct investments in a focused portfolio of metals and mining companies.

YieldMax™ Strategic Metals & Mining Portfolio Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$4,420
Number of Holdings	79
Total Advisory Fee Paid	$19,275
Portfolio Turnover	38%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Nucor Corp.	7.6
Steel Dynamics, Inc.	6.8
Freeport-McMoRan, Inc.	4.8
Caterpillar, Inc.	4.5
Southern Copper Corp.	4.5
Constellation Energy Corp.	4.3
BHP Group Ltd., ADR	4.1
VanEck Gold Miners ETF	4.0
Global X Lithium & Battery Tech ETF	3.9
Newmont Corp.	3.8

Fund Changes

Effective July 23, 2026 the Fund’s investment strategy is revised to provide that the Fund may invest in U.S.-listed equity securities of Strategic Metals & Mining Companies and/or shares of one or more Strategic Metals & Mining ETFs (collectively, the “Underlying Securities”). The Fund will also seek to generate income using options contracts on the Underlying Securities. Strategic Metals & Mining Companies may include foreign companies, including companies located in emerging markets, and their U.S.-listed depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/miny/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Target 12 Big 50 Option Income ETF

TICKER: BIGY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Target 12 Big 50 Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$106	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Big 50 Option Income ETF - at NAV - $12,533
S&P 500® Total Return Index - $12,926
$13,000
$12,000
$11,000
$10,000
$9,000
11/20/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (11/20/24)
Yieldmax™ Target 12 Big 50 Option Income ETF - at NAV	15.25%	14.26%
S&P 500® Total Return Index	19.56%	16.37%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/bigy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, BIGY generated a positive total return, led by gains among its largest holdings, including NVIDIA, Apple, Alphabet, and Amazon. Beginning in mid-September 2025, the fund made regular monthly distributions to shareholders toward its 12% annual income target.

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio of the 50 largest U.S. companies, which benefited from continued strength across mega-cap technology and other large-cap names. The Fund's covered call strategy generated premium income used to help meet its annual 12% target, with the diversified nature of the underlying portfolio helping to reduce the impact of weakness in any single holding.

Positioning of the Fund

The Fund continues to hold a diversified portfolio of the 50 largest U.S. companies (the "Big 50 Companies") and employs a covered call strategy across its holdings. BIGY seeks to generate cash distributions based on a targeted annual cash distribution level of 12% while also seeking capital appreciation.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$54,361
Number of Holdings	207
Total Advisory Fee Paid	$227,003
Portfolio Turnover	41%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Apple, Inc.	6.8
NVIDIA Corp.	6.2
Amazon.com, Inc.	5.5
Alphabet, Inc. - Class A	5.1
Microsoft Corp.	3.7
Advanced Micro Devices, Inc.	3.7
Broadcom, Inc.	3.4
JPMorgan Chase & Co.	3.4
Meta Platforms, Inc. - Class A	3.2
Walmart, Inc.	2.7

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/bigy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Real Estate Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Target 12 Real Estate Option Income ETF

TICKER: RNTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Real Estate Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rnty/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Target 12 Real Estate Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Real Estate Option Income ETF	$107	1.02%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Real Estate Option Income ETF - at NAV - $11,499
S&P 500® Total Return Index - $14,418
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
04/16/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (4/16/25)
Yieldmax™ Target 12 Real Estate Option Income ETF - at NAV	11.04%	11.44%
S&P 500® Total Return Index	19.56%	32.78%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/rnty/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, RNTY generated a positive total return, as modest gains across its real estate holdings, together with option premium income, contributed to results. Beginning in mid-September 2025, the Fund also made regular monthly distributions toward its 12% annual income target.

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio of real estate companies and real estate investment trusts ("REITs"), which benefited from the trajectory of interest rates over the period. The Fund's covered call strategy generated premium income used to help meet its annual 12% target, though this strategy limited participation in a portion of the sector's gains.

Positioning of the Fund

The Fund continues to hold a portfolio of 15 to 30 U.S.-listed real estate companies, REITs, and real estate-related investments, and employs a covered call strategy across its holdings. RNTY seeks to generate current income, so as to be able to make cash distributions based on a targeted annual cash distribution level of 12% while also seeking capital appreciation.

YieldMax™ Target 12 Real Estate Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$8,739
Number of Holdings	76
Total Advisory Fee Paid	$55,765
Portfolio Turnover	752%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Welltower, Inc. - REIT	7.2
Prologis, Inc. - REIT	6.7
Digital Realty Trust, Inc. - REIT	5.8
Simon Property Group, Inc. - REIT	5.5
Equinix, Inc. - REIT	4.6
Texas Pacific Land Corp.	4.5
Realty Income Corp. - REIT	4.1
Iron Mountain, Inc. - REIT	4.1
St. Joe Co.	4.0
Public Storage - REIT	4.0

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rnty/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ Target 12 Semiconductor Option Income ETF

TICKER: SOXY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ Target 12 Semiconductor Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$146	1.01%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Target 12 Semiconductor Option Income ETF - at NAV - $21,352
S&P 500® Total Return Index - $12,641
$25,000
$20,000
$15,000
$10,000
$5,000
12/02/2024
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

	1 Year	Since Inception (12/2/24)
Yieldmax™ Target 12 Semiconductor Option Income ETF - at NAV	90.25%	57.91%
S&P 500® Total Return Index	19.56%	15.16%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/soxy/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

During the reporting period, SOXY generated a strong positive total return, as substantial gains across its semiconductor holdings significantly outweighed the capped upside from its call spread strategy. Beginning in mid-September 2025, the Fund also starting making regular monthly distributions toward its 12% annual income target.

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio of semiconductor companies, which benefited from continued demand tied to artificial intelligence infrastructure and data center buildout. The Fund's covered call strategy generated premium income used to help meet its annual 12% target. Elevated implied volatility across the sector supported higher premiums.

Positioning of the Fund

The Fund continues to hold a portfolio of 15 to 30 semiconductor companies directly and employs a covered call strategy across its holdings. SOXY seeks to generate current income to allow for cash distributions based on a targeted annual cash distribution level of 12% while also seeking capital appreciation.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$64,010
Number of Holdings	85
Total Advisory Fee Paid	$303,976
Portfolio Turnover	68%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
NVIDIA Corp.	6.1
Advanced Micro Devices, Inc.	5.2
Broadcom, Inc.	4.9
ASML Holding NV	4.7
Marvell Technology Inc	4.5
ACM Research, Inc. - Class A	4.4
Lam Research Corp.	4.4
Applied Materials, Inc.	4.3
Astera Labs, Inc.	4.2
Micron Technology, Inc.	4.2

Fund Changes

Effective September 18, 2025 the Fund's payment of income distributions was changed to seek to make such distributions on a monthly or more frequent basis.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/soxy/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ TSLA Performance & Distribution Target 25 ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ TSLA Performance & Distribution Target 25 ETF

TICKER: TEST (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the YieldMax™ TSLA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/test/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ TSLA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Performance & Distribution Target 25 ETF	$64*	1.01%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ TSLA Performance & Distribution Target 25 ETF - at NAV - $8,212
S&P 500® Total Return Index - $11,317
$12,000
$11,000
$10,000
$9,000
$8,000
11/17/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Since Inception (11/17/25)
Yieldmax™ TSLA Performance & Distribution Target 25 ETF - at NAV	-17.86%*
S&P 500® Total Return Index	13.17%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/test/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

The Fund had a negative total return as declines in Tesla, Inc. (“TSLA”) outweighed income generated by its options strategies. The Fund also made regular distributions.

What Factors Influenced Performance?

Performance was primarily influenced by TSLA’s share price since inception which has been less than 12 months, and implied volatility. Declines in TSLA detracted from results, while option premiums partially offset those losses.

Positioning of the Fund

The Fund maintained synthetic exposure to TSLA and employed options strategies to generate premiums while targeting annual cash distributions of approximately 25% of net asset value and seeking current income and capital appreciation.

YieldMax™ TSLA Performance & Distribution Target 25 ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$3,468
Number of Holdings	12
Total Advisory Fee Paid	$17,491
Portfolio Turnover	0%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
U.S. Treasury Bills	54.0
First American Government Obligations Fund - Class X, 3.58%	52.8
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01	-27.2
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $330.00	-2.1
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $360.00	1.0
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01	0.9
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $322.50	-0.8
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $327.50	-0.6
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $345.00	0.3
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $355.00	02

Fund Changes

Effective November 12, 2025 the Fund's listing exchange has been changed to Cboe BZX Exchange, Inc.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/test/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ U.S. Stocks Target Double Distribution ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

YieldMax™ U.S. Stocks Target Double Distribution ETF

TICKER: DDDD (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ U.S. Stocks Target Double Distribution ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/dddd/. You can also request this information by contacting us at (844) 737-3001 or by writing to YieldMax™ U.S. Stocks Target Double Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ U.S. Stocks Target Double Distribution ETF	$40*	0.99%**
*	The Fund commenced operations on March 11, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ U.S. Stocks Target Double Distribution ETF - at NAV - $10,760
S&P 500® Total Return Index - $11,100
$11,500
$11,000
$10,500
$10,000
$9,500
03/11/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Annual Performance

Since Inception (3/11/26)
Yieldmax™ U.S. Stocks Target Double Distribution ETF - at NAV	7.61%*
S&P 500® Total Return Index	11.00%
*	Not Annualized for periods less than one year.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/dddd/ for more recent performance information.

How Did the Fund Perform During the Reporting Period?

Since its inception in March 2026, DDDD generated a positive total return, as gains among its underlying dividend equity holdings were supplemented by income generated through its options overlay. The Fund made regular distributions designed to approximate double the annualized distribution yield of the Schwab U.S. Dividend Equity ETF (SCHD).

What Factors Influenced Performance?

Performance was primarily influenced by the returns of the Fund's underlying portfolio, which tracks the constituents of the Dow Jones U.S. Dividend 100 Index, comprised of high-quality U.S. companies with strong financial fundamentals and consistent dividend histories. The Fund's actively managed options overlay, which sells credit call and put spreads on a select subset of the underlying holdings, generated additional premium income.

Positioning of the Fund

The Fund continues to combine long positions in high-quality, dividend-paying U.S. companies with an actively managed options overlay designed to generate additional income. DDDD seeks to target approximately double the annualized distribution yield of SCHD while seeking similar price exposure to the underlying dividend equities.

YieldMax™ U.S. Stocks Target Double Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$6,567
Number of Holdings	264
Total Advisory Fee Paid	$16,507
Portfolio Turnover	40%

What did the Fund invest in?

(as of July 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Abbott Laboratories	4.7
Amgen, Inc.	4.4
Merck & Co., Inc.	4.4
Coca-Cola Co.	4.3
UnitedHealth Group, Inc.	4.2
Home Depot, Inc.	4.1
Chevron Corp.	4.0
Procter & Gamble Co.	4.0
Verizon Communications, Inc.	3.9
PepsiCo, Inc.	3.8

Fund Changes

Effective April 16, 2026 the Fund’s investment strategy is revised to provide that the Fund may invest in shares of Schwab U.S. Dividend Equity ETF (“SCHD”), as well as select securities held by SCHD or securities highly correlated with such holdings. The Fund may also generate premiums by selling (writing) options on SCHD and such underlying or correlated securities.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/dddd/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

YieldMax AI & Tech Portfolio Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax CRCL Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax GME Option Income Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax HIMS Option Income Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax MSTR Performance & Distribution Target 25 ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax MSTR Short Option Income Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax NVDA Performance & Distribution Target 25 ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax R2000 0DTE Covered Call Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax RDDT Option Income Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax S&P 500 0DTE Covered Call Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax Semiconductor Portfolio Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax SPCX Option Income Strategy ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Strategic Metals & Mining Portfolio Option Income Portfolio ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Big 50 Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Real Estate Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax Target 12 Semiconductor Option Income ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	$3,000
( d ) All Other Fees	N/A	N/A

YieldMax TSLA Performance & Distribution Target 25 ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

YieldMax U.S. Stocks Target Double Distribution ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$13,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$62,000	$36,000
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended July 31,	Total Non-Audit Fees Billed to Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$62,000	$495,000	N/A	$557,000
2025	$36,000	N/A	N/A	$36,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026

Tidal Trust II
• YieldMax AI & Tech Portfolio Option Income ETF	| GPTY	| NYSE Arca, Inc.
• YieldMax CRCL Option Income Strategy ETF	| CRCO	| NYSE Arca, Inc.
• YieldMax Crypto Industry & Tech Portfolio Option Income ETF	| LFGY	| NYSE Arca, Inc.
• YieldMax GME Option Income Strategy ETF	| GMEY	| NYSE Arca, Inc.
• YieldMax HIMS Option Income Strategy ETF	| HIYY	| NYSE Arca, Inc.
• YieldMax MSTR Performance & Distribution Target 25 ETF	| MSST	| Cboe BZX Exchange, Inc.
• YieldMax MSTR Short Option Income Strategy ETF	| WNTR	| NYSE Arca, Inc.
• YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	| QDTY	| The Nasdaq Stock Market, LLC
• YieldMax NVDA Performance & Distribution Target 25 ETF	| NVIT	| Cboe BZX Exchange, Inc.
• YieldMax R2000 0DTE Covered Call Strategy ETF	| RDTY	| The Nasdaq Stock Market, LLC
• YieldMax RDDT Option Income Strategy ETF	| RDYY	| NYSE Arca, Inc.
• YieldMax S&P 500 0DTE Covered Call Strategy ETF	| SDTY	| The Nasdaq Stock Market, LLC
• YieldMax Semiconductor Portfolio Option Income ETF	| CHPY	| NYSE Arca, Inc.
• YieldMax SPCX Option Income Strategy ETF	| YSPC	| NYSE Arca, Inc.
• YieldMax Strategic Metals & Mining Portfolio Option Income ETF	| MINY	| NYSE Arca, Inc.
• YieldMax Target 12 Big 50 Option Income ETF	| BIGY	| NYSE Arca, Inc.
• YieldMax Target 12 Real Estate Option Income ETF	| RNTY	| NYSE Arca, Inc.
• YieldMax Target 12 Semiconductor Option Income ETF	| SOXY	| NYSE Arca, Inc.
• YieldMax TSLA Performance & Distribution Target 25 ETF	| TEST	| Cboe BZX Exchange, Inc.
• YieldMax U.S. Stocks Target Double Distribution ETF	| DDDD	| NYSE Arca, Inc.

YieldMax ETFs

YieldMax AI & Tech Portfolio Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary Products - 3.0%
Tesla, Inc.(a)(b)(c)	9,712	$3,022,472

Financial Services - 7.7%
Cipher Digital, Inc.(a)(c)	156,614	3,495,625
Hut 8 Corp.(a)(c)	40,397	4,347,929
		7,843,554
Media - 11.8%
Alphabet, Inc. - Class A(b)(c)	17,700	6,303,501
Meta Platforms, Inc. - Class A(b)(c)	7,492	4,170,871
Space Exploration Technologies Corp. - Class A(a)(c)	14,500	1,571,365
		12,045,737
Retail & Wholesale - Discretionary - 4.9%
Amazon.com, Inc.(a)(b)(c)	18,371	4,989,196

Software & Tech Services - 32.5%(d)
C3.ai, Inc. - Class A(a)(b)(c)	371,059	3,406,322
CoreWeave, Inc. - Class A(a)(c)	30,120	2,161,712
International Business Machines Corp.(b)(c)	21,387	4,783,203
Microsoft Corp.(b)(c)	10,683	4,964,604
Oracle Corp.(b)(c)	18,489	2,401,167
Palantir Technologies, Inc. - Class A(a)(b)(c)	31,406	3,864,822
Salesforce, Inc.(b)(c)	9,364	1,723,163
ServiceNow, Inc.(a)(b)(c)	28,123	3,128,121
Snowflake, Inc. - Class A(a)(b)(c)	22,712	6,660,975
		33,094,089
Tech Hardware & Semiconductors - 38.3%(d)
Advanced Micro Devices, Inc.(a)(b)(c)	9,808	4,670,079
Apple, Inc.(b)(c)	15,811	4,884,176
Arista Networks, Inc.(a)(b)(c)	21,950	3,958,682
Broadcom, Inc.(b)(c)	11,527	4,487,231
Intel Corp.(a)(b)(c)	47,704	4,302,901
Marvell Technology, Inc.(b)(c)	19,439	3,645,979
NVIDIA Corp.(b)(c)	33,758	6,776,918
QUALCOMM, Inc.(b)(c)	20,874	3,081,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)(c)	7,951	3,214,192
		39,021,369

TOTAL COMMON STOCKS (Cost $94,554,278)		100,016,417

The accompanying notes are an integral part of these financial statements.

PURCHASED OPTIONS - 1.8%(a)(c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 1.8%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $575.00	$4,666,270	98	$33,810
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $362.50	6,303,501	177	70,800
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $285.00	4,969,914	183	26,261
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $315.00	4,880,778	158	47,874
Arista Networks, Inc., Expiration: 8/7/2026; Exercise Price: $175.00	3,949,665	219	283,605
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $410.00	4,476,720	115	41,688
C3.ai, Inc., Expiration: 8/7/2026; Exercise Price: $10.00	3,405,780	3,710	29,680
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $26.50	3,495,312	1,566	129,978
CoreWeave, Inc., Expiration: 8/7/2026; Exercise Price: $83.00	2,160,277	301	26,037
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $120.00	4,337,489	403	153,342
Intel Corp., Expiration: 8/7/2026; Exercise Price: $102.00	4,302,540	477	52,947
International Business Machines Corp., Expiration: 8/7/2026; Exercise Price: $242.50	4,763,745	213	12,354
Marvell Technology, Inc., Expiration: 8/7/2026; Exercise Price: $207.50	3,638,664	194	66,445
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $575.00	4,119,654	74	43,105
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $480.00	4,926,032	106	29,309
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $207.50	6,765,275	337	59,817
Oracle Corp., Expiration: 8/7/2026; Exercise Price: $137.00	2,389,608	184	34,408
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $136.00	3,864,084	314	80,384
QUALCOMM, Inc., Expiration: 8/7/2026; Exercise Price: $160.00	3,070,288	208	24,024
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $56.50	4,417,449	877	85,946
Roundhill Memory ETF, Expiration: 8/21/2026; Exercise Price: $61.00	4,417,449	877	159,614
Salesforce, Inc., Expiration: 8/7/2026; Exercise Price: $192.50	1,711,386	93	15,624
ServiceNow, Inc., Expiration: 8/7/2026; Exercise Price: $119.00	3,125,563	281	33,158
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $317.50	6,657,456	227	54,139
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $121.00	1,571,365	145	68,875
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $397.50	3,193,575	79	116,722
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $325.00	3,018,737	97	30,070

TOTAL PURCHASED OPTIONS (Cost $2,198,132)			1,810,016

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		390,479	390,479

		Principal
U.S. Treasury Bills - 2.9%		Amount	Value
U.S. Treasury Bill, 12/10/2026, 3.77%(h)		$3,002,000	2,961,580

TOTAL SHORT-TERM INVESTMENTS (Cost $3,351,173)			3,352,059

TOTAL INVESTMENTS - 103.3% (Cost $100,103,583)			$105,178,492
Liabilities in Excess of Other Assets - (3.3)%			(3,395,996)
TOTAL NET ASSETS - 100.0%			$101,782,496

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $14,081,837.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(h)	The rate shown is the annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax AI & Tech Portfolio Option Income ETF

 Schedule of Written Options Contracts

 July 31, 2026

	Notional
WRITTEN OPTIONS - (3.6)%(a)(b)	Amount	Contracts	Value
Call Options - (2.6)%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $550.00	$(4,666,270)	(98)	$(59,290)
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $352.50	(6,303,501)	(177)	(151,335)
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $275.00	(4,969,914)	(183)	(76,402)
Apple, Inc., Expiration: 8/7/2026; Exercise Price: $312.50	(4,880,778)	(158)	(62,805)
Arista Networks, Inc., Expiration: 8/7/2026; Exercise Price: $170.00	(3,949,665)	(219)	(351,495)
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $400.00	(4,476,720)	(115)	(76,187)
C3.ai, Inc., Expiration: 8/7/2026; Exercise Price: $9.50	(3,405,780)	(3,710)	(68,635)
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $25.50	(3,495,312)	(1,566)	(146,421)
CoreWeave, Inc., Expiration: 8/7/2026; Exercise Price: $80.00	(2,160,277)	(301)	(41,388)
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $115.00	(4,337,489)	(403)	(198,478)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $98.00	(4,302,540)	(477)	(87,052)
International Business Machines Corp., Expiration: 8/7/2026; Exercise Price: $235.00	(4,763,745)	(213)	(30,992)
Marvell Technology, Inc., Expiration: 8/7/2026; Exercise Price: $200.00	(3,638,664)	(194)	(100,395)
Meta Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $555.00	(4,119,654)	(74)	(98,050)
Microsoft Corp., Expiration: 8/7/2026; Exercise Price: $465.00	(4,926,032)	(106)	(87,980)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $202.50	(6,765,275)	(337)	(120,478)
Oracle Corp., Expiration: 8/7/2026; Exercise Price: $133.00	(2,389,608)	(184)	(57,960)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $131.00	(3,864,084)	(314)	(124,030)
QUALCOMM, Inc., Expiration: 8/7/2026; Exercise Price: $155.00	(3,070,288)	(208)	(43,888)
Roundhill Memory ETF, Expiration: 8/7/2026; Exercise Price: $55.50	(4,417,449)	(877)	(106,117)
Salesforce, Inc., Expiration: 8/7/2026; Exercise Price: $187.50	(1,711,386)	(93)	(28,876)
ServiceNow, Inc., Expiration: 8/7/2026; Exercise Price: $116.00	(3,125,563)	(281)	(52,687)
Snowflake, Inc., Expiration: 8/7/2026; Exercise Price: $307.50	(6,657,456)	(227)	(107,257)
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $117.00	(1,571,365)	(145)	(84,100)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026;
Exercise Price: $387.50	(3,193,575)	(79)	(171,233)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $315.00	(3,018,737)	(97)	(60,625)
			(2,594,156)
Put Options - (1.0)%
Roundhill Memory ETF, Expiration: 8/21/2026; Exercise Price: $61.01	(4,417,449)	(877)	(1,047,296)

TOTAL WRITTEN OPTIONS (Premiums received $2,989,013)			$(3,641,452)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax CRCL Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 17.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 17.8%
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $64.00	$10,487,175	1,675	$590,437
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $63.00	7,513,200	1,200	471,000
Circle Internet Group, Inc., Expiration: 9/18/2026; Exercise Price: $65.01	18,000,375	2,875	2,142,134

TOTAL PURCHASED OPTIONS (Cost $3,478,025)			3,203,571

SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 3.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		559,411	559,411

		Principal
U.S. Treasury Bills - 97.3%		Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		$2,249,000	2,242,009
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		15,065,000	14,952,811
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		352,000	344,692
			17,539,512

TOTAL SHORT-TERM INVESTMENTS (Cost $18,097,089)			18,098,923

TOTAL INVESTMENTS - 118.2% (Cost $21,575,114)			$21,302,494
Liabilities in Excess of Other Assets - (18.2)%			(3,286,391)
TOTAL NET ASSETS - 100.0%			$18,016,103

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax CRCL Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (23.4)%(a)(b)	Amount	Contracts	Value
Call Options - (8.2)%
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $61.00	$(10,487,175)	(1,675)	$(824,938)
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $60.00	(7,513,200)	(1,200)	(657,000)
			(1,481,938)
Put Options - (15.2)%
Circle Internet Group, Inc., Expiration: 9/18/2026; Exercise Price: $65.01	(18,000,375)	(2,875)	(2,730,301)

TOTAL WRITTEN OPTIONS (Premiums received $4,231,912)			$(4,212,239)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

 Schedule of Investments

 July 31, 2026

COMMON STOCKS - 84.8%	Shares	Value
Banking - 3.6%
NU Holdings Ltd. - Class A(a)(b)(c)	228,614	$3,276,039

Financial Services - 61.0%(d)
Bitdeer Technologies Group - Class A(a)(b)(c)	168,437	1,771,957
BitMine Immersion Technologies, Inc.(c)	143,515	2,479,939
Block, Inc. - Class A(a)(b)(c)	71,987	5,848,224
Cipher Digital, Inc.(a)(c)	237,280	5,296,090
Circle Internet Group, Inc. - Class A(a)(c)	38,165	2,389,511
CleanSpark, Inc.(a)(b)(c)	248,684	3,421,892
Coinbase Global, Inc. - Class A(a)(b)(c)	16,082	2,352,153
Core Scientific, Inc.(a)(b)(c)	203,910	4,225,015
Figure Technology Solutions, Inc. - Class A(a)(c)	121,800	3,034,038
Galaxy Digital, Inc. - Class A(a)(c)	162,354	3,411,057
Hut 8 Corp.(a)(b)(c)	48,287	5,197,130
IREN Ltd.(a)(c)	62,427	2,297,314
MARA Holdings, Inc.(a)(b)(c)	322,538	3,651,130
PayPal Holdings, Inc.(b)(c)	99,489	5,691,766
Riot Platforms, Inc.(a)(b)(c)	229,062	4,620,180
		55,687,396
Media - 5.9%
Opera Ltd., ADR(b)(c)	283,183	5,352,159

Retail & Wholesale - Discretionary - 4.0%
MercadoLibre, Inc.(a)(b)(c)	1,963	3,686,416

Software & Tech Services - 4.6%
Bullish(a)(c)	67,245	1,465,268
Strategy, Inc. - Class A(a)(b)(c)	29,160	2,720,045
		4,185,313
Tech Hardware & Semiconductors - 5.7%
NVIDIA Corp.(b)(c)	26,123	5,244,192

TOTAL COMMON STOCKS (Cost $79,156,064)		77,431,515

PURCHASED OPTIONS - 8.2%(a)(c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 7.9%
Bitdeer Technologies Group, Expiration: 8/7/2026; Exercise Price: $12.00	$1,771,568	1,684	42,100
Bitdeer Technologies Group, Expiration: 8/7/2026; Exercise Price: $10.00	1,771,568	1,684	172,610
BitMine Immersion Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $20.00	2,479,680	1,435	16,502
Block, Inc., Expiration: 8/7/2026; Exercise Price: $90.00	5,816,784	716	90,574

The accompanying notes are an integral part of these financial statements.

Block, Inc., Expiration: 8/7/2026; Exercise Price: $88.00	$24,372	3	$469
Bullish, Expiration: 8/7/2026; Exercise Price: $24.50	1,464,288	672	11,088
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $21.00	5,294,304	2,372	648,742
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $69.00	2,385,441	381	73,342
CleanSpark, Inc., Expiration: 8/7/2026; Exercise Price: $16.00	3,420,736	2,486	63,393
CleanSpark, Inc., Expiration: 8/7/2026; Exercise Price: $13.00	3,420,736	2,486	307,021
Core Scientific, Inc., Expiration: 8/7/2026; Exercise Price: $21.00	4,224,808	2,039	191,666
Figure Technology Solutions, Inc., Expiration: 8/7/2026; Exercise Price: $28.50	3,034,038	1,218	24,360
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $22.50	3,409,923	1,623	146,881
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $101.00	5,187,766	482	555,505
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $34.00	2,296,320	624	274,560
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $37.50	4,882,680	1,370	14,385
iShares Bitcoin Trust ETF, Expiration: 8/21/2026; Exercise Price: $10.01	4,882,680	1,370	3,514,064
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $16.00	1,460,466	1,038	2,595
iShares Ethereum Trust ETF, Expiration: 9/18/2026; Exercise Price: $13.00	4,163,313	2,959	514,866
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $13.00	3,650,700	3,225	62,888
MercadoLibre, Inc., Expiration: 8/7/2026; Exercise Price: $2,000.00	3,568,105	19	55,480
NU Holdings Ltd., Expiration: 8/7/2026; Exercise Price: $15.50	3,275,838	2,286	6,858
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $207.50	5,239,575	261	46,328
Opera Ltd., Expiration: 8/21/2026; Exercise Price: $25.00	5,350,590	2,831	134,473
PayPal Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $60.00	5,686,674	994	23,856
Riot Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $24.50	4,618,930	2,290	53,815
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $94.00	7,071,952	817	74,756
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	7,071,952	817	76,798
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $98.00	2,714,448	291	60,528
			7,260,503
Put Options - 0.3%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $138.00	2,340,160	160	41,840
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $13.50	4,163,313	2,959	50,303
Opera Ltd., Expiration: 8/21/2026; Exercise Price: $18.00	5,350,590	2,831	141,550
			233,693

TOTAL PURCHASED OPTIONS (Cost $8,792,119)			7,494,196

SHORT-TERM INVESTMENTS - 11.9%
Money Market Funds - 10.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		9,350,479	9,350,479

The accompanying notes are an integral part of these financial statements.

	Principal
U.S. Treasury Bills - 1.7%	Amount	Value
U.S. Treasury Bill, 12/10/2026, 3.77%(h)	$1,474,000	$1,454,153

TOTAL SHORT-TERM INVESTMENTS (Cost $10,804,191)		10,804,632

TOTAL INVESTMENTS - 104.9% (Cost $98,752,374)		$95,730,343
Liabilities in Excess of Other Assets - (4.9)%		(4,456,351)
TOTAL NET ASSETS - 100.0%		$91,273,992

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $29,576,391.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(h)	The rate shown is the annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (7.4)%(a)(b)	Amount	Contracts	Value
Call Options - (5.0)%
Bitdeer Technologies Group, Expiration: 8/7/2026; Exercise Price: $11.50	$(1,771,568)	(1,684)	$(67,360)
Bitdeer Technologies Group, Expiration: 8/7/2026; Exercise Price: $9.50	(1,771,568)	(1,684)	(227,340)
BitMine Immersion Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $19.00	(2,479,680)	(1,435)	(33,005)
Block, Inc., Expiration: 8/7/2026; Exercise Price: $86.00	(5,816,784)	(716)	(162,532)
Block, Inc., Expiration: 8/7/2026; Exercise Price: $84.00	(24,372)	(3)	(861)
Bullish, Expiration: 8/7/2026; Exercise Price: $23.00	(1,464,288)	(672)	(32,928)
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $20.00	(5,294,304)	(2,372)	(794,620)
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $65.00	(2,385,441)	(381)	(120,015)
CleanSpark, Inc., Expiration: 8/7/2026; Exercise Price: $15.50	(3,420,736)	(2,486)	(85,767)
CleanSpark, Inc., Expiration: 8/7/2026; Exercise Price: $12.50	(3,420,736)	(2,486)	(426,349)
Core Scientific, Inc., Expiration: 8/7/2026; Exercise Price: $20.00	(4,224,808)	(2,039)	(299,733)
Figure Technology Solutions, Inc., Expiration: 8/7/2026; Exercise Price: $27.00	(3,034,038)	(1,218)	(54,810)
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $21.00	(3,409,923)	(1,623)	(242,639)
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $96.00	(5,187,766)	(482)	(736,255)
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $32.50	(2,296,320)	(624)	(324,480)
iShares Bitcoin Trust ETF, Expiration: 8/7/2026; Exercise Price: $36.50	(4,882,680)	(1,370)	(41,785)
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $15.00	(1,460,466)	(1,038)	(8,823)
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $12.00	(3,650,700)	(3,225)	(138,675)
MercadoLibre, Inc., Expiration: 8/7/2026; Exercise Price: $1,930.00	(3,568,105)	(19)	(98,230)
NU Holdings Ltd., Expiration: 8/7/2026; Exercise Price: $14.50	(3,275,838)	(2,286)	(48,006)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $200.00	(5,239,575)	(261)	(125,932)
Opera Ltd., Expiration: 8/21/2026; Exercise Price: $22.00	(5,350,590)	(2,831)	(63,698)
PayPal Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $58.00	(5,686,674)	(994)	(69,083)
Riot Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $23.00	(4,618,930)	(2,290)	(106,485)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $90.00	(7,071,952)	(817)	(155,230)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $93.00	(2,714,448)	(291)	(117,127)
			(4,581,768)
Put Options - (2.4)%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $142.00	(2,340,160)	(160)	(61,200)
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $14.00	(4,163,313)	(2,959)	(94,688)
iShares Ethereum Trust ETF, Expiration: 9/18/2026; Exercise Price: $13.01	(4,163,313)	(2,959)	(164,136)
Opera Ltd., Expiration: 8/21/2026; Exercise Price: $19.00	(5,350,590)	(2,831)	(268,945)

Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $105.01	$(7,071,952)	(817)	$(1,561,565)
			(2,150,534)

TOTAL WRITTEN OPTIONS (Premiums received $4,966,030)			$(6,732,302)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax GME Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 2.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.6%
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $23.00	$1,737,600	800	$5,200
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.50	960,024	442	4,199
GameStop Corp., Expiration: 8/21/2026; Exercise Price: $22.01	2,697,624	1,242	59,988

TOTAL PURCHASED OPTIONS (Cost $114,282)			69,387

SHORT-TERM INVESTMENTS - 95.2%
Money Market Funds - 58.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,606,214	1,606,214

		Principal
U.S. Treasury Bills - 36.5%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$628,000	627,812
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		374,000	372,837
			1,000,649

TOTAL SHORT-TERM INVESTMENTS (Cost $2,606,737)			2,606,863

TOTAL INVESTMENTS - 97.8% (Cost $2,721,019)			$2,676,250
Other Assets in Excess of Liabilities - 2.2%			61,371
TOTAL NET ASSETS - 100.0%			$2,737,621

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,000,649.

The accompanying notes are an integral part of these financial statements.

YieldMax GME Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (4.5)%(a)(b)	Amount	Contracts	Value
Call Options - (1.3)%
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $22.00	$(1,737,600)	(800)	$(15,200)
GameStop Corp., Expiration: 8/7/2026; Exercise Price: $21.50	(960,024)	(442)	(19,006)
			(34,206)
Put Options - (3.2)%
GameStop Corp., Expiration: 8/21/2026; Exercise Price: $22.01	(2,697,624)	(1,242)	(88,294)

TOTAL WRITTEN OPTIONS (Premiums received $156,717)			$(122,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax HIMS Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 18.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 18.2%
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $29.50	$9,122,445	3,285	$203,670
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $28.50	4,790,325	1,725	162,150
Hims & Hers Health, Inc., Expiration: 9/18/2026; Exercise Price: $27.01	13,912,770	5,010	2,069,130

TOTAL PURCHASED OPTIONS (Cost $2,382,148)			2,434,950

SHORT-TERM INVESTMENTS - 89.1%
Money Market Funds - 12.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,620,191	1,620,191

		Principal
U.S. Treasury Bills - 77.0%		Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		$4,161,000	4,148,065
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		130,000	129,032
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		1,349,000	1,330,837
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		4,806,000	4,706,229
			10,314,163

TOTAL SHORT-TERM INVESTMENTS (Cost $11,933,136)			11,934,354

TOTAL INVESTMENTS - 107.3% (Cost $14,315,284)			$14,369,304
Liabilities in Excess of Other Assets - (7.3)%			(982,050)
TOTAL NET ASSETS - 100.0%			$13,387,254

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $5,127,186.

The accompanying notes are an integral part of these financial statements.

YieldMax HIMS Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (20.1)%(a)(b)	Amount	Contracts	Value
Call Options - (6.3)%
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $27.50	$(5,651,195)	(2,035)	$(283,883)
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $27.00	(3,471,250)	(1,250)	(210,625)
Hims & Hers Health, Inc., Expiration: 8/7/2026; Exercise Price: $26.50	(4,790,325)	(1,725)	(346,725)
			(841,233)
Put Options - (13.8)%
Hims & Hers Health, Inc., Expiration: 9/18/2026; Exercise Price: $27.01	(13,912,770)	(5,010)	(1,843,680)

TOTAL WRITTEN OPTIONS (Premiums received $2,465,010)			$(2,684,913)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax MSTR Performance & Distribution Target 25 ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 9.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 9.7%
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	$1,082,048	116	$14,732
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01	1,082,048	116	92,714

TOTAL PURCHASED OPTIONS (Cost $199,230)			107,446

SHORT-TERM INVESTMENTS - 103.8%
Money Market Funds - 2.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		23,387	23,387

		Principal
U.S. Treasury Bills - 101.7%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$736,000	735,780
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		391,000	385,735
			1,121,515

TOTAL SHORT-TERM INVESTMENTS (Cost $1,144,774)			1,144,902

TOTAL INVESTMENTS - 113.5% (Cost $1,344,004)			$1,252,348
Liabilities in Excess of Other Assets - (13.5)%			(149,350)
TOTAL NET ASSETS - 100.0%			$1,102,998

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,115,515.

The accompanying notes are an integral part of these financial statements.

YieldMax MSTR Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (17.9)%(a)(b)	Amount	Contracts	Value
Call Options - (3.1)%
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	$(1,082,048)	(116)	$(33,640)

Put Options - (14.8)%
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.01	(1,082,048)	(116)	(163,399)

TOTAL WRITTEN OPTIONS (Premiums received $241,427)			$(197,039)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 9.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.1%
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $275.00	$36,565,760	3,920	$25,480
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	25,185,600	2,700	40,500
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $200.00	10,260,800	1,100	29,700
			95,680
Put Options - 9.5%
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $89.00	9,328,000	1,000	197,500
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $85.00	22,667,040	2,430	233,280
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $84.00	10,867,120	1,165	93,783
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $82.00	33,814,000	3,625	208,437
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.02	61,751,360	6,620	4,968,906
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.02	14,924,800	1,600	2,254,784
			7,956,690

TOTAL PURCHASED OPTIONS (Cost $11,849,605)			8,052,370

SHORT-TERM INVESTMENTS - 68.1%
Money Market Funds - 7.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		6,194,933	6,194,933

		Principal
U.S. Treasury Bills - 60.7%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$9,702,000	9,699,093
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		12,542,000	12,503,012
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		7,486,000	7,430,252
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		6,736,000	6,645,304
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		15,027,000	14,715,046
			50,992,707

TOTAL SHORT-TERM INVESTMENTS (Cost $57,184,059)			57,187,640

TOTAL INVESTMENTS - 77.7% (Cost $69,033,664)			$65,240,010
Other Assets in Excess of Liabilities - 22.3%			18,677,639
TOTAL NET ASSETS - 100.0%			$83,917,649

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $46,286,669.

The accompanying notes are an integral part of these financial statements.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (8.6)%(a)(b)	Amount	Contracts	Value
Call Options - (6.3)%
Strategy, Inc., Expiration: 8/21/2026; Exercise Price: $95.02	$(61,751,360)	(6,620)	$(4,014,236)
Strategy, Inc., Expiration: 9/18/2026; Exercise Price: $100.02	(14,924,800)	(1,600)	(1,278,240)
			(5,292,476)
Put Options - (2.3)%
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $94.00	(9,328,000)	(1,000)	(420,000)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $91.00	(13,992,000)	(1,500)	(407,250)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $90.00	(19,542,160)	(2,095)	(478,707)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $88.00	(33,814,000)	(3,625)	(607,188)
			(1,913,145)

TOTAL WRITTEN OPTIONS (Premiums received $10,388,052)			$(7,205,621)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 95.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 95.1%
Nasdaq-100 Index, Expiration: 12/18/2026; Exercise Price: $1,001.26	$22,619,360	8	$21,765,834
Nasdaq-100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.02	1,413,700	50	1,360,559

TOTAL PURCHASED OPTIONS (Cost $20,738,718)			23,126,393

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		927,831	927,831

		Principal
U.S. Treasury Bills - 0.1%		Amount	Value
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		$20,000	19,851

TOTAL SHORT-TERM INVESTMENTS (Cost $947,680)			947,682

TOTAL INVESTMENTS - 99.0% (Cost $21,686,398)			$24,074,075
Other Assets in Excess of Liabilities - 1.0%			250,285
TOTAL NET ASSETS - 100.0%			$24,324,360

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $19,851.

The accompanying notes are an integral part of these financial statements.

YieldMax NVDA Performance & Distribution Target 25 ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 7.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 7.0%
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $225.00	$10,699,975	533	$48,769
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01	10,699,975	533	705,575

TOTAL PURCHASED OPTIONS (Cost $1,267,284)			754,344

SHORT-TERM INVESTMENTS - 88.0%
Money Market Funds - 34.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,764,595	3,764,595

		Principal
U.S. Treasury Bills - 53.2%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$1,150,000	1,149,656
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		3,000,000	2,990,674
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		347,000	344,416
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		474,000	467,618
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		821,000	803,956
			5,756,320

TOTAL SHORT-TERM INVESTMENTS (Cost $9,520,128)			9,520,915

TOTAL INVESTMENTS - 95.0% (Cost $10,787,412)			$10,275,259
Other Assets in Excess of Liabilities - 5.0%			541,389
TOTAL NET ASSETS - 100.0%			$10,816,648

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $5,338,808.

The accompanying notes are an integral part of these financial statements.

YieldMax NVDA Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (7.5)%(a)(b)	Amount	Contracts	Value
Call Options - (1.8)%
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $210.00	$(10,699,975)	(533)	$(198,542)

Put Options - (5.7)%
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $200.01	(10,699,975)	(533)	(614,853)

TOTAL WRITTEN OPTIONS (Premiums received $961,073)			$(813,395)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax R2000 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 88.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 88.5%
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $310.26	$30,779,060	105	$27,361,765

TOTAL PURCHASED OPTIONS (Cost $25,545,140)			27,361,765

SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 9.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		3,016,218	3,016,218

		Principal
U.S. Treasury Bills - 0.1%		Amount	Value
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		$40,000	39,702

TOTAL SHORT-TERM INVESTMENTS (Cost $3,055,917)			3,055,920

TOTAL INVESTMENTS - 98.4% (Cost $28,601,057)			$30,417,685
Other Assets in Excess of Liabilities - 1.6%			503,197
TOTAL NET ASSETS - 100.0%			$30,920,882

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $39,702.

The accompanying notes are an integral part of these financial statements.

YieldMax RDDT Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 11.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 11.1%
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $152.50	$8,960,679	637	$112,112
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $147.00	3,615,219	257	80,056
Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01	12,575,898	894	1,208,688

TOTAL PURCHASED OPTIONS (Cost $1,407,451)			1,400,856

SHORT-TERM INVESTMENTS - 100.2%
Money Market Funds - 4.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		522,284	522,284

		Principal
U.S. Treasury Bills - 96.1%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$5,119,000	5,117,467
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		1,369,000	1,364,744
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		2,349,000	2,331,507
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		2,332,000	2,300,601
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		1,000,000	979,240
			12,093,559

TOTAL SHORT-TERM INVESTMENTS (Cost $12,613,856)			12,615,843

TOTAL INVESTMENTS - 111.3% (Cost $14,021,307)			$14,016,699
Liabilities in Excess of Other Assets - (11.3)%			(1,427,520)
TOTAL NET ASSETS - 100.0%			$12,589,179

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $6,790,496.

The accompanying notes are an integral part of these financial statements.

YieldMax RDDT Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (13.1)%(a)(b)	Amount	Contracts	Value
Call Options - (3.2)%
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $144.00	$(8,960,679)	(637)	$(259,578)
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $140.00	(3,615,219)	(257)	(147,775)
			(407,353)

Put Options - (9.9)%
Reddit, Inc., Expiration: 9/18/2026; Exercise Price: $140.01	(12,575,898)	(894)	(1,239,978)

TOTAL WRITTEN OPTIONS (Premiums received $1,644,942)			$(1,647,331)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax S&P 500 0DTE Covered Call Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 84.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 84.0%
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $1,200.26	$46,436,264	62	$38,899,091

TOTAL PURCHASED OPTIONS (Cost $37,101,572)			38,899,091

SHORT-TERM INVESTMENTS - 13.8%
Money Market Funds - 12.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,650,916	5,650,916

		Principal
U.S. Treasury Bills - 1.6%		Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		$27,000	26,916
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		670,000	665,010
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		28,000	27,419
			719,345

TOTAL SHORT-TERM INVESTMENTS (Cost $6,370,199)			6,370,261

TOTAL INVESTMENTS - 97.8% (Cost $43,471,771)			$45,269,352
Other Assets in Excess of Liabilities - 2.2%			1,014,745
TOTAL NET ASSETS - 100.0%			$46,284,097

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $53,714.

The accompanying notes are an integral part of these financial statements.

YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 100.6%		Shares	Value
Software & Tech Services - 1.9%
Synopsys, Inc.(a)(b)		49,568	$19,270,056

Tech Hardware & Semiconductors - 98.7%(c)
ACM Research, Inc. - Class A(a)(b)(d)		465,010	36,489,335
Advanced Micro Devices, Inc.(a)(b)(d)		114,968	54,742,013
Analog Devices, Inc.(b)(d)		80,900	29,723,469
Applied Materials, Inc.(b)(d)		76,008	38,586,981
ARM Holdings PLC, ADR(a)(b)		144,306	34,588,705
ASE Technology Holding Co. Ltd., ADR(b)		1,100,572	38,707,117
ASML Holding NV(b)(d)		25,771	41,980,959
Astera Labs, Inc.(a)(b)		143,004	44,507,135
Broadcom, Inc.(b)(d)		154,709	60,225,120
Cerebras Systems, Inc. - Class A(a)(b)		110,517	21,960,833
Intel Corp.(a)(b)(d)		513,393	46,308,049
KLA Corp.(b)(d)		205,865	37,636,239
Lam Research Corp.(b)(d)		181,944	53,313,231
Lattice Semiconductor Corp.(a)(b)(d)		220,900	27,451,243
Marvell Technology, Inc.(b)(d)		249,807	46,853,801
Microchip Technology, Inc.(b)(d)		327,227	24,309,694
Micron Technology, Inc.(b)(d)		53,743	44,232,101
Monolithic Power Systems, Inc.(b)(d)		21,494	30,651,089
NVIDIA Corp.(b)(d)		313,060	62,846,795
NXP Semiconductors NV(b)(d)		115,740	26,522,978
ON Semiconductor Corp.(a)(b)(d)		222,308	18,142,556
QUALCOMM, Inc.(b)(d)		167,259	24,689,101
STMicroelectronics NV(b)		624,677	32,726,828
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)(d)		84,573	34,188,635
Teradyne, Inc.(b)		70,697	25,994,580
Texas Instruments, Inc.(b)(d)		113,249	31,227,279
United Microelectronics Corp., ADR(b)		2,171,779	41,328,953
			1,009,934,820

TOTAL COMMON STOCKS (Cost $897,043,069)			1,029,204,876

PURCHASED OPTIONS - 2.4%(a)(b)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.4%
ACM Research, Inc., Expiration: 8/7/2026; Exercise Price: $85.00	$36,488,550	4,650	$1,883,250
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $530.00	54,709,635	1,149	1,077,187
Analog Devices, Inc., Expiration: 8/7/2026; Exercise Price: $385.00	29,723,469	809	376,185
Applied Materials, Inc., Expiration: 8/7/2026; Exercise Price: $545.00	38,582,920	760	898,700
ARM Holdings PLC, Expiration: 8/7/2026; Exercise Price: $260.00	34,587,267	1,443	804,473
ASE Technology Holding Co. Ltd., Expiration: 8/21/2026; Exercise Price: $47.50	38,704,585	11,005	357,663
ASML Holding NV, Expiration: 8/7/2026; Exercise Price: $1,740.00	41,865,300	257	496,010

The accompanying notes are an integral part of these financial statements.

Astera Labs, Inc., Expiration: 8/7/2026; Exercise Price: $335.00	$44,505,890	1,430	$2,666,950
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $402.50	60,221,616	1,547	885,657
Cerebras Systems, Inc., Expiration: 8/7/2026; Exercise Price: $220.00	21,957,455	1,105	668,525
Intel Corp., Expiration: 8/7/2026; Exercise Price: $97.00	72,160	8	1,652
Intel Corp., Expiration: 8/7/2026; Exercise Price: $89.00	46,227,500	5,125	2,639,375
KLA Corp., Expiration: 8/21/2026; Exercise Price: $270.00	37,624,356	2,058	164,640
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $327.50	53,300,338	1,819	804,907
Lattice Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $165.00	27,451,243	2,209	485,980
Marvell Technology, Inc., Expiration: 8/7/2026; Exercise Price: $195.00	46,852,488	2,498	1,704,885
Microchip Technology, Inc., Expiration: 8/7/2026; Exercise Price: $80.00	24,307,688	3,272	572,600
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $885.00	44,196,711	537	1,276,718
Monolithic Power Systems, Inc., Expiration: 8/21/2026; Exercise Price: $1,580.00	30,517,042	214	1,130,990
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $207.50	62,834,750	3,130	555,575
NXP Semiconductors NV, Expiration: 8/21/2026; Exercise Price: $320.00	26,513,812	1,157	28,925
ON Semiconductor Corp., Expiration: 8/7/2026; Exercise Price: $87.00	18,141,903	2,223	732,479
QUALCOMM, Inc., Expiration: 8/7/2026; Exercise Price: $160.00	24,680,392	1,672	193,116
STMicroelectronics NV, Expiration: 8/7/2026; Exercise Price: $57.00	52,390	10	525
STMicroelectronics NV, Expiration: 8/7/2026; Exercise Price: $51.00	32,670,404	6,236	1,855,210
Synopsys, Inc., Expiration: 8/7/2026; Exercise Price: $400.00	19,243,620	495	274,725
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $420.00	34,159,125	845	405,600
Teradyne, Inc., Expiration: 8/7/2026; Exercise Price: $397.50	25,958,914	706	688,350
Texas Instruments, Inc., Expiration: 8/7/2026; Exercise Price: $285.00	31,213,768	1,132	492,420
United Microelectronics Corp., Expiration: 8/21/2026; Exercise Price: $27.00	41,327,451	21,717	325,755

TOTAL PURCHASED OPTIONS (Cost $32,252,336)			24,449,027

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		1,131,189	1,131,189

TOTAL SHORT-TERM INVESTMENTS (Cost $1,131,189)			1,131,189

TOTAL INVESTMENTS - 103.1% (Cost $930,426,594)			$1,054,785,092
Liabilities in Excess of Other Assets - (3.1)%			(31,429,493)
TOTAL NET ASSETS - 100.0%			$1,023,355,599

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $111,949,609.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Semiconductor Portfolio Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (3.5)%(a)(b)	Amount	Contracts	Value
Call Options - (3.5)%
ACM Research, Inc., Expiration: 8/7/2026; Exercise Price: $82.00	$(36,488,550)	(4,650)	$(2,557,500)
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $515.00	(54,709,635)	(1,149)	(1,470,720)
Analog Devices, Inc., Expiration: 8/7/2026; Exercise Price: $375.00	(29,723,469)	(809)	(614,840)
Applied Materials, Inc., Expiration: 8/7/2026; Exercise Price: $530.00	(38,582,920)	(760)	(1,189,400)
ARM Holdings PLC, Expiration: 8/7/2026; Exercise Price: $252.50	(34,587,267)	(1,443)	(1,111,110)
ASE Technology Holding Co. Ltd., Expiration: 8/21/2026; Exercise Price: $42.50	(38,704,585)	(11,005)	(825,375)
ASML Holding NV, Expiration: 8/7/2026; Exercise Price: $1,700.00	(41,865,300)	(257)	(776,140)
Astera Labs, Inc., Expiration: 8/7/2026; Exercise Price: $325.00	(44,505,890)	(1,430)	(3,289,000)
Broadcom, Inc., Expiration: 8/7/2026; Exercise Price: $392.50	(60,221,616)	(1,547)	(1,492,855)
Cerebras Systems, Inc., Expiration: 8/7/2026; Exercise Price: $212.50	(21,957,455)	(1,105)	(872,950)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $95.00	(72,160)	(8)	(2,084)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $87.00	(46,227,500)	(5,125)	(3,203,125)
KLA Corp., Expiration: 8/21/2026; Exercise Price: $240.00	(37,624,356)	(2,058)	(313,845)
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $317.50	(53,300,338)	(1,819)	(1,200,540)
Lattice Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $145.00	(27,451,243)	(2,209)	(1,093,455)
Marvell Technology, Inc., Expiration: 8/7/2026; Exercise Price: $190.00	(46,852,488)	(2,498)	(2,229,465)
Microchip Technology, Inc., Expiration: 8/7/2026; Exercise Price: $78.00	(24,307,688)	(3,272)	(768,920)
Micron Technology, Inc., Expiration: 8/7/2026; Exercise Price: $865.00	(44,196,711)	(537)	(1,615,028)
Monolithic Power Systems, Inc., Expiration: 8/21/2026; Exercise Price: $1,400.00	(30,517,042)	(214)	(2,619,360)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $200.00	(62,834,750)	(3,130)	(1,510,225)
NXP Semiconductors NV, Expiration: 8/21/2026; Exercise Price: $290.00	(26,513,812)	(1,157)	(75,205)
ON Semiconductor Corp., Expiration: 8/7/2026; Exercise Price: $85.00	(18,141,903)	(2,223)	(800,280)
QUALCOMM, Inc., Expiration: 8/7/2026; Exercise Price: $155.00	(24,680,392)	(1,672)	(352,792)
STMicroelectronics NV, Expiration: 8/7/2026; Exercise Price: $55.00	(52,390)	(10)	(1,175)
STMicroelectronics NV, Expiration: 8/7/2026; Exercise Price: $50.00	(32,670,404)	(6,236)	(2,244,960)
Synopsys, Inc., Expiration: 8/7/2026; Exercise Price: $390.00	(19,243,620)	(495)	(527,175)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $410.00	(34,159,125)	(845)	(701,350)
Teradyne, Inc., Expiration: 8/7/2026; Exercise Price: $387.50	(25,958,914)	(706)	(931,920)
Texas Instruments, Inc., Expiration: 8/7/2026; Exercise Price: $280.00	(31,213,768)	(1,132)	(693,350)
United Microelectronics Corp., Expiration: 8/21/2026; Exercise Price: $24.00	(41,327,451)	(21,717)	(760,095)

TOTAL WRITTEN OPTIONS (Premiums received $47,169,040)			$(35,844,239)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax SPCX Option Income Strategy ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 11.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 11.8%
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $126.00	$1,029,515	95	$35,150
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $120.00	1,007,841	93	46,500
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01	2,037,356	188	162,182

TOTAL PURCHASED OPTIONS (Cost $302,633)			243,832

SHORT-TERM INVESTMENTS - 101.9%
Money Market Funds - 3.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		79,639	79,639

		Principal
U.S. Treasury Bills - 98.0%		Amount	Value
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		$2,063,000	2,020,173

TOTAL SHORT-TERM INVESTMENTS (Cost $2,099,731)			2,099,812

TOTAL INVESTMENTS - 113.7% (Cost $2,402,364)			$2,343,644
Liabilities in Excess of Other Assets - (13.7)%			(283,145)
TOTAL NET ASSETS - 100.0%			$2,060,499

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax SPCX Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (19.8)%(a)(b)	Amount	Contracts	Value
Call Options - (6.7)%
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $115.00	$(1,029,515)	(95)	$(61,275)
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $110.00	(1,007,841)	(93)	(77,190)
			(138,465)

Put Options - (13.1)%
Space Exploration Technologies Corp., Expiration: 8/14/2026; Exercise Price: $114.01	(2,037,356)	(188)	(268,861)

TOTAL WRITTEN OPTIONS (Premiums received $397,275)			$(407,326)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Strategic Metals & Mining Portfolio Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 79.7%	Shares	Value
Industrial Products - 7.9%
Caterpillar, Inc.(a)(b)	245	$199,629
NuScale Power Corp. - Class A(a)(b)(c)	17,670	148,781
		348,410

Materials - 67.6%(d)
Agnico Eagle Mines Ltd.(a)(b)	940	136,554
Albemarle Corp.(a)(b)	1,248	146,815
BHP Group Ltd., ADR(a)(b)	2,140	180,809
Cameco Corp.(a)(b)	1,968	169,996
Energy Fuels, Inc.(a)(b)(c)	7,662	87,653
Freeport-McMoRan, Inc.(a)(b)	3,411	213,631
Hecla Mining Co.(a)(b)	9,520	134,422
MP Materials Corp.(a)(b)(c)	3,852	159,357
Newmont Corp.(a)(b)	1,816	170,177
NexGen Energy Ltd.(a)(b)(c)	16,040	146,766
Nucor Corp.(a)(b)	1,310	337,050
Pan American Silver Corp.(a)(b)	3,441	148,342
Royal Gold, Inc.(a)(b)	786	155,903
Southern Copper Corp.(a)(b)	1,080	197,334
Steel Dynamics, Inc.(a)(b)	1,194	300,005
Uranium Energy Corp.(a)(b)(c)	15,142	145,363
Wheaton Precious Metals Corp.(a)(b)	1,443	157,330
		2,987,507

Utilities - 4.2%
Constellation Energy Corp.(a)(b)	718	188,654

TOTAL COMMON STOCKS (Cost $4,190,092)		3,524,571

EXCHANGE TRADED FUNDS - 21.3%		Shares	Value
Amplify Junior Silver Miners ETF(b)		5,100	122,859
Global X Lithium & Battery Tech ETF(b)		2,500	173,050
Global X Silver Miners ETF(b)		2,300	169,625
VanEck Gold Miners ETF(b)		2,400	177,840
VanEck Junior Gold Miners ETF(b)		1,400	133,546
VanEck Rare Earth and Strategic Metals ETF(b)		2,500	164,925

TOTAL EXCHANGE TRADED FUNDS (Cost $962,338)			941,845

PURCHASED OPTIONS - 1.4%(b)(c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 1.4%
Agnico Eagle Mines Ltd., Expiration: 8/7/2026; Exercise Price: $152.50	$130,743	9	$810
Albemarle Corp., Expiration: 8/7/2026; Exercise Price: $126.00	141,168	12	2,058

The accompanying notes are an integral part of these financial statements.

Amplify Junior Silver Miners ETF, Expiration: 8/7/2026; Exercise Price: $25.50	$122,859	51	$1,173
BHP Group Ltd., Expiration: 8/21/2026; Exercise Price: $97.50	177,429	21	630
Cameco Corp., Expiration: 8/7/2026; Exercise Price: $91.00	164,122	19	1,577
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $860.00	162,962	2	2,435
Constellation Energy Corp., Expiration: 8/7/2026; Exercise Price: $285.00	183,925	7	2,275
Energy Fuels, Inc., Expiration: 8/7/2026; Exercise Price: $12.50	86,944	76	1,786
Freeport-McMoRan, Inc., Expiration: 8/7/2026; Exercise Price: $65.00	212,942	34	3,077
Global X Lithium & Battery Tech ETF, Expiration: 8/21/2026; Exercise Price: $80.00	173,050	25	625
Global X Silver Miners ETF, Expiration: 8/21/2026; Exercise Price: $85.00	169,625	23	1,667
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $15.00	134,140	95	3,325
MP Materials Corp., Expiration: 8/7/2026; Exercise Price: $43.00	157,206	38	5,187
Newmont Corp., Expiration: 8/7/2026; Exercise Price: $98.00	168,678	18	1,341
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $12.00	146,400	160	1,200
Nucor Corp., Expiration: 8/21/2026; Exercise Price: $270.00	334,477	13	5,330
NuScale Power Corp., Expiration: 8/7/2026; Exercise Price: $9.00	148,192	176	5,896
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $45.50	146,574	34	1,105
Royal Gold, Inc., Expiration: 8/21/2026; Exercise Price: $230.00	138,845	7	1,172
Southern Copper Corp., Expiration: 8/7/2026; Exercise Price: $197.50	182,710	10	2,250
Steel Dynamics, Inc., Expiration: 8/21/2026; Exercise Price: $270.00	276,386	11	4,153
Uranium Energy Corp., Expiration: 8/7/2026; Exercise Price: $10.50	144,960	151	1,737
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $77.50	177,840	24	1,428
VanEck Junior Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $100.00	133,546	14	1,204
VanEck Rare Earth and Strategic Metals ETF, Expiration: 8/21/2026;
Exercise Price: $70.00	164,925	25	4,687
Wheaton Precious Metals Corp., Expiration: 8/7/2026; Exercise Price: $115.00	152,642	14	1,645

TOTAL PURCHASED OPTIONS (Cost $63,148)			59,773

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		12,393	12,393

TOTAL SHORT-TERM INVESTMENTS (Cost $12,393)			12,393

TOTAL INVESTMENTS - 102.7% (Cost $5,227,971)			$4,538,582
Liabilities in Excess of Other Assets - (2.7)%			(118,179)
TOTAL NET ASSETS - 100.0%			$4,420,403

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,297,495.
(b)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(c)	Non-income producing security.
(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Strategic Metals & Mining Portfolio Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (3.4)%(a)(b)	Amount	Contracts	Value
Call Options - (3.4)%
Agnico Eagle Mines Ltd., Expiration: 8/7/2026; Exercise Price: $148.00	$(130,743)	(9)	$(2,070)
Albemarle Corp., Expiration: 8/7/2026; Exercise Price: $122.00	(141,168)	(12)	(3,612)
Amplify Junior Silver Miners ETF, Expiration: 8/7/2026; Exercise Price: $24.50	(122,859)	(51)	(2,754)
BHP Group Ltd., Expiration: 8/21/2026; Exercise Price: $87.50	(177,429)	(21)	(4,147)
Cameco Corp., Expiration: 8/7/2026; Exercise Price: $88.00	(164,122)	(19)	(3,505)
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $835.00	(162,962)	(2)	(4,430)
Constellation Energy Corp., Expiration: 8/7/2026; Exercise Price: $275.00	(183,925)	(7)	(3,640)
Energy Fuels, Inc., Expiration: 8/7/2026; Exercise Price: $12.00	(86,944)	(76)	(2,698)
Freeport-McMoRan, Inc., Expiration: 8/7/2026; Exercise Price: $63.00	(212,942)	(34)	(5,644)
Global X Lithium & Battery Tech ETF, Expiration: 8/21/2026; Exercise Price: $70.00	(173,050)	(25)	(5,375)
Global X Silver Miners ETF, Expiration: 8/21/2026; Exercise Price: $75.00	(169,625)	(23)	(6,555)
Hecla Mining Co., Expiration: 8/7/2026; Exercise Price: $14.50	(134,140)	(95)	(5,273)
MP Materials Corp., Expiration: 8/7/2026; Exercise Price: $41.00	(157,206)	(38)	(8,398)
Newmont Corp., Expiration: 8/7/2026; Exercise Price: $95.00	(168,678)	(18)	(3,114)
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $10.00	(146,400)	(160)	(4,400)
Nucor Corp., Expiration: 8/21/2026; Exercise Price: $240.00	(334,477)	(13)	(26,845)
NuScale Power Corp., Expiration: 8/7/2026; Exercise Price: $8.50	(148,192)	(176)	(9,240)
Pan American Silver Corp., Expiration: 8/7/2026; Exercise Price: $44.00	(146,574)	(34)	(3,060)
Royal Gold, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	(138,845)	(7)	(5,075)
Southern Copper Corp., Expiration: 8/7/2026; Exercise Price: $187.50	(182,710)	(10)	(4,650)
Steel Dynamics, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(276,386)	(11)	(18,755)
Uranium Energy Corp., Expiration: 8/7/2026; Exercise Price: $10.00	(144,960)	(151)	(3,247)
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $75.50	(177,840)	(24)	(2,760)
VanEck Junior Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $97.00	(133,546)	(14)	(2,296)
VanEck Rare Earth and Strategic Metals ETF, Expiration: 8/21/2026;
Exercise Price: $68.00	(164,925)	(25)	(6,375)
Wheaton Precious Metals Corp., Expiration: 8/7/2026; Exercise Price: $112.00	(152,642)	(14)	(2,800)

TOTAL WRITTEN OPTIONS (Premiums received $135,268)			$(150,718)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 100.2%	Shares	Value
Banking - 6.6%
Bank of America Corp.(a)(b)	20,053	$1,242,283
JPMorgan Chase & Co.(a)(b)	5,184	1,823,679
Wells Fargo & Co.(a)(b)	5,910	510,920
		3,576,882
Consumer Discretionary Products - 2.1%
Tesla, Inc.(a)(b)(c)	3,604	1,121,601

Consumer Discretionary Services - 0.8%
McDonald’s Corp.(a)(b)	1,656	448,180

Consumer Staple Products - 6.0%
Coca-Cola Co.(a)(b)	7,165	627,582
PepsiCo, Inc.(a)(b)	3,558	496,555
Philip Morris International, Inc.(a)(b)	5,915	1,128,700
Procter & Gamble Co.(a)(b)	6,989	1,009,841
		3,262,678
Financial Services - 6.2%
American Express Co.(a)(b)	1,446	486,217
Mastercard, Inc. - Class A(a)(b)	1,983	1,136,457
Morgan Stanley(a)(b)	2,830	595,489
Visa, Inc. - Class A(a)(b)	3,178	1,163,561
		3,381,724
Health Care - 12.1%
Abbott Laboratories(a)(b)	4,795	506,832
AbbVie, Inc.(a)(b)	2,325	583,436
Amgen, Inc.(a)(b)	1,462	563,104
Danaher Corp.(a)(b)	2,199	428,761
Eli Lilly & Co.(b)	958	1,100,589
Intuitive Surgical, Inc.(a)(b)(c)	967	341,670
Johnson & Johnson(a)(b)	4,641	1,189,720
Merck & Co., Inc.(a)(b)	4,842	630,428
Thermo Fisher Scientific, Inc.(a)(b)	823	472,649
UnitedHealth Group, Inc.(a)(b)	1,821	754,622
		6,571,811
Industrial Products - 4.8%
Caterpillar, Inc.(a)(b)	1,618	1,318,363
GE Aerospace(a)(b)	3,519	1,267,086
		2,585,449
Media - 10.4%
Alphabet, Inc. - Class A(a)(b)	7,742	2,757,158
Meta Platforms, Inc. - Class A(b)	3,111	1,731,925
Netflix, Inc.(a)(b)(c)	12,411	889,993

The accompanying notes are an integral part of these financial statements.

Space Exploration Technologies Corp. - Class A(b)(c)		2,757	$298,776
			5,677,852
Oil & Gas - 4.4%
Chevron Corp.(a)(b)		6,199	1,220,149
ExxonMobil Holdings Corp.(a)(b)		7,663	1,191,137
			2,411,286
Retail & Wholesale - Discretionary - 7.1%
Amazon.com, Inc.(a)(b)(c)		10,927	2,967,555
Home Depot, Inc.(a)(b)		2,721	903,263
			3,870,818
Retail & Wholesale - Staples - 4.6%
Costco Wholesale Corp.(a)(b)		1,071	1,019,474
Walmart, Inc.(a)(b)		13,366	1,486,299
			2,505,773
Software & Tech Services - 8.8%
Adobe, Inc.(a)(b)(c)		1,743	436,465
International Business Machines Corp.(a)(b)		3,513	785,682
Intuit, Inc.(a)(b)		930	293,945
Microsoft Corp.(b)		4,351	2,021,997
Oracle Corp.(a)(b)		2,944	382,337
Salesforce, Inc.(a)(b)		2,237	411,653
ServiceNow, Inc.(b)(c)		3,925	436,578
			4,768,657
Tech Hardware & Semiconductors - 25.2%(d)
Advanced Micro Devices, Inc.(a)(b)(c)		4,184	1,992,212
Apple, Inc.(b)		12,025	3,714,643
Broadcom, Inc.(a)(b)		4,756	1,851,416
Cisco Systems, Inc.(a)(b)		6,740	781,772
NVIDIA Corp.(a)(b)		16,800	3,372,600
QUALCOMM, Inc.(a)(b)		3,352	494,789
Texas Instruments, Inc.(a)(b)		5,344	1,473,554
			13,680,986
Telecommunications - 1.1%
Verizon Communications, Inc.(a)(b)		13,194	617,611

TOTAL COMMON STOCKS (Cost $51,453,963)			54,481,308

PURCHASED OPTIONS - 2.4%(b)(c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.4%
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $105.00	$496,790	47	$15,980
AbbVie, Inc., Expiration: 8/21/2026; Exercise Price: $270.00	577,162	23	3,208
Adobe, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	350,574	14	10,885
Adobe, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	75,123	3	5,445
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $620.00	95,230	2	1,015

The accompanying notes are an integral part of these financial statements.

Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price:$590.00	$1,856,985	39	$30,615
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $340.00	2,742,201	77	165,935
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $265.00	2,960,222	109	134,888
American Express Co., Expiration: 8/21/2026; Exercise Price: $335.00	470,750	14	13,020
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $395.00	500,708	13	12,513
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $390.00	38,516	1	1,208
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $340.00	154,455	5	370
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $307.50	3,552,465	115	102,063
Bank of America Corp., Expiration: 8/21/2026; Exercise Price: $67.50	1,177,050	190	950
Bank of America Corp., Expiration: 8/21/2026; Exercise Price: $62.50	61,950	10	1,040
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $460.00	116,784	3	486
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $430.00	467,136	12	6,090
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $420.00	1,245,696	32	21,920
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $1,020.00	1,140,734	14	2,303
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $960.00	162,962	2	940
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $197.50	98,415	5	2,413
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $190.00	1,102,248	56	53,060
Cisco Systems, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	777,133	67	19,162
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $90.00	621,889	71	6,603
Costco Wholesale Corp., Expiration: 8/21/2026; Exercise Price: $970.00	951,890	10	14,925
Danaher Corp., Expiration: 8/21/2026; Exercise Price: $187.50	409,458	21	22,995
Eli Lilly & Co., Expiration: 8/21/2026; Exercise Price: $1,230.00	1,033,956	9	19,372
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $160.00	1,119,168	72	17,820
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $150.00	62,176	4	3,140
GE Aerospace, Expiration: 8/21/2026; Exercise Price: $410.00	36,007	1	61
GE Aerospace, Expiration: 8/21/2026; Exercise Price: $380.00	1,224,238	34	16,745
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $360.00	896,292	27	7,897
International Business Machines Corp., Expiration: 8/21/2026; Exercise Price: $227.50	89,460	4	2,740
International Business Machines Corp., Expiration: 8/21/2026; Exercise Price: $212.50	693,315	31	46,190
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $360.00	221,249	7	2,888
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $312.50	31,607	1	1,925
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $300.00	31,607	1	2,665
Intuitive Surgical, Inc., Expiration: 8/21/2026; Exercise Price: $380.00	317,997	9	3,285
Johnson & Johnson, Expiration: 8/21/2026; Exercise Price: $280.00	1,076,670	42	2,247
Johnson & Johnson, Expiration: 8/21/2026; Exercise Price: $267.50	102,540	4	866
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $360.00	175,895	5	1,900
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $355.00	1,618,234	46	26,565
Mastercard, Inc., Expiration: 8/21/2026; Exercise Price: $580.00	1,088,890	19	20,805
McDonald’s Corp., Expiration: 8/21/2026; Exercise Price: $295.00	54,128	2	210
McDonald’s Corp., Expiration: 8/21/2026; Exercise Price: $285.00	378,896	14	3,521
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $135.00	624,960	48	11,520
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $575.00	1,725,801	31	43,090
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $480.00	1,812,408	39	28,567
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $435.00	185,888	4	13,930
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $410.00	1,812,408	39	222,885
Morgan Stanley, Expiration: 8/21/2026; Exercise Price: $240.00	589,176	28	924
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $74.00	43,026	6	921

The accompanying notes are an integral part of these financial statements.

Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $71.00	$846,178	118	$33,335
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $225.00	3,372,600	168	15,372
Oracle Corp., Expiration: 8/21/2026; Exercise Price: $150.00	376,623	29	5,916
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	488,460	35	5,390
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $220.00	763,280	40	1,200
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $202.50	114,492	6	915
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	248,066	13	2,892
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $155.00	996,981	69	3,071
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $162.50	487,113	33	9,867
Salesforce, Inc., Expiration: 8/21/2026; Exercise Price: $190.00	404,844	22	12,540
ServiceNow, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	433,797	39	12,285
Space Exploration Technologies Corp., Expiration: 8/21/2026; Exercise Price: $185.00	292,599	27	4,387
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $350.00	1,120,356	36	10,674
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $335.00	82,722	3	315
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $330.00	275,740	10	1,220
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $315.00	1,102,960	40	9,940
Thermo Fisher Scientific, Inc., Expiration: 8/21/2026; Exercise Price: $580.00	402,010	7	10,185
Thermo Fisher Scientific, Inc., Expiration: 8/21/2026; Exercise Price: $555.00	57,430	1	3,030
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $470.00	745,920	18	495
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $47.00	585,125	125	12,625
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $46.00	28,086	6	1,014
Visa, Inc., Expiration: 8/21/2026; Exercise Price: $390.00	1,098,390	30	3,780
Visa, Inc., Expiration: 8/21/2026; Exercise Price: $370.00	36,613	1	635
Walmart, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	1,478,960	133	11,770
Wells Fargo & Co., Expiration: 8/21/2026; Exercise Price: $95.00	510,055	59	442

TOTAL PURCHASED OPTIONS (Cost $1,080,070)			1,326,006

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		463,222	463,222

TOTAL SHORT-TERM INVESTMENTS (Cost $463,222)			463,222

TOTAL INVESTMENTS - 103.5% (Cost $52,997,255)			$56,270,536
Liabilities in Excess of Other Assets - (3.5)%			(1,909,205)
TOTAL NET ASSETS - 100.0%			$54,361,331

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $4,526,798.

(b)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(c)	Non-income producing security.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (3.7)%(a)(b)	Amount	Contracts	Value
Call Options - (3.7)%
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $103.00	$(42,280)	(4)	$(1,840)
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $100.00	(454,510)	(43)	(29,885)
AbbVie, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	(577,162)	(23)	(7,648)
Adobe, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	(350,574)	(14)	(16,660)
Adobe, Inc., Expiration: 8/21/2026; Exercise Price: $230.00	(75,123)	(3)	(7,237)
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $600.00	(95,230)	(2)	(1,315)
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $570.00	(1,856,985)	(39)	(41,340)
Alphabet, Inc., Expiration: 8/21/2026; Exercise Price: $335.00	(2,742,201)	(77)	(197,698)
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $255.00	(2,960,222)	(109)	(212,550)
American Express Co., Expiration: 8/21/2026; Exercise Price: $330.00	(470,750)	(14)	(17,255)
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $380.00	(500,708)	(13)	(21,710)
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $375.00	(38,516)	(1)	(1,955)
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $325.00	(154,455)	(5)	(1,330)
Apple, Inc., Expiration: 8/21/2026; Exercise Price: $305.00	(3,552,465)	(115)	(119,313)
Bank of America Corp., Expiration: 8/21/2026; Exercise Price: $65.00	(1,177,050)	(190)	(5,130)
Bank of America Corp., Expiration: 8/21/2026; Exercise Price: $60.00	(61,950)	(10)	(2,630)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $440.00	(116,784)	(3)	(1,058)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $410.00	(467,136)	(12)	(11,670)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	(1,245,696)	(32)	(42,960)
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $980.00	(1,140,734)	(14)	(4,655)
Caterpillar, Inc., Expiration: 8/21/2026; Exercise Price: $930.00	(162,962)	(2)	(1,480)
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $192.50	(98,415)	(5)	(3,813)
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $185.00	(1,043,199)	(53)	(72,345)
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $180.00	(59,049)	(3)	(5,347)
Cisco Systems, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	(777,133)	(67)	(30,317)
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $85.00	(621,889)	(71)	(24,850)
Costco Wholesale Corp., Expiration: 8/21/2026; Exercise Price: $940.00	(951,890)	(10)	(28,675)
Danaher Corp., Expiration: 8/21/2026; Exercise Price: $185.00	(370,462)	(19)	(25,460)
Danaher Corp., Expiration: 8/21/2026; Exercise Price: $182.50	(38,996)	(2)	(3,030)
Eli Lilly & Co., Expiration: 8/21/2026; Exercise Price: $1,190.00	(1,033,956)	(9)	(30,488)
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $155.00	(1,119,168)	(72)	(32,760)
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $140.00	(62,176)	(4)	(6,650)
GE Aerospace, Expiration: 8/21/2026; Exercise Price: $390.00	(36,007)	(1)	(235)

The accompanying notes are an integral part of these financial statements.

GE Aerospace, Expiration: 8/21/2026; Exercise Price: $360.00	$(1,224,238)	(34)	$(40,715)
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $350.00	(896,292)	(27)	(13,230)
International Business Machines Corp., Expiration: 8/21/2026; Exercise Price: $220.00	(89,460)	(4)	(4,090)
International Business Machines Corp., Expiration: 8/21/2026; Exercise Price: $210.00	(693,315)	(31)	(51,692)
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $340.00	(221,249)	(7)	(5,775)
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $302.50	(31,607)	(1)	(2,505)
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $290.00	(31,607)	(1)	(3,350)
Intuitive Surgical, Inc., Expiration: 8/21/2026; Exercise Price: $365.00	(317,997)	(9)	(7,155)
Johnson & Johnson, Expiration: 8/21/2026; Exercise Price: $270.00	(1,076,670)	(42)	(7,224)
Johnson & Johnson, Expiration: 8/21/2026; Exercise Price: $257.50	(102,540)	(4)	(2,310)
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $350.00	(175,895)	(5)	(4,200)
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $345.00	(1,618,234)	(46)	(53,820)
Mastercard, Inc., Expiration: 8/21/2026; Exercise Price: $560.00	(1,088,890)	(19)	(43,700)
McDonald’s Corp., Expiration: 8/21/2026; Exercise Price: $275.00	(433,024)	(16)	(8,840)
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $130.00	(624,960)	(48)	(21,480)
Meta Platforms, Inc., Expiration: 8/21/2026; Exercise Price: $570.00	(1,725,801)	(31)	(48,670)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $470.00	(1,812,408)	(39)	(43,388)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $420.00	(185,888)	(4)	(19,060)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $395.00	(1,812,408)	(39)	(278,460)
Morgan Stanley, Expiration: 8/21/2026; Exercise Price: $230.00	(589,176)	(28)	(2,618)
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $72.00	(43,026)	(6)	(1,392)
Netflix, Inc., Expiration: 8/21/2026; Exercise Price: $68.00	(846,178)	(118)	(56,345)
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $215.00	(3,372,600)	(168)	(40,152)
Oracle Corp., Expiration: 8/21/2026; Exercise Price: $145.00	(376,623)	(29)	(8,700)
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $140.00	(488,460)	(35)	(11,812)
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $210.00	(763,280)	(40)	(2,900)
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	(114,492)	(6)	(2,280)
Philip Morris International, Inc., Expiration: 8/21/2026; Exercise Price: $190.00	(248,066)	(13)	(7,800)
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $150.00	(996,981)	(69)	(8,453)
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $160.00	(487,113)	(33)	(11,550)
Salesforce, Inc., Expiration: 8/21/2026; Exercise Price: $180.00	(404,844)	(22)	(22,605)
ServiceNow, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(433,797)	(39)	(18,915)
Space Exploration Technologies Corp., Expiration: 8/21/2026; Exercise Price: $175.00	(292,599)	(27)	(5,197)
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $345.00	(1,120,356)	(36)	(13,140)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $325.00	(82,722)	(3)	(447)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $320.00	(275,740)	(10)	(1,975)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $305.00	(1,102,960)	(40)	(16,400)
Thermo Fisher Scientific, Inc., Expiration: 8/21/2026; Exercise Price: $560.00	(402,010)	(7)	(18,760)
Thermo Fisher Scientific, Inc., Expiration: 8/21/2026; Exercise Price: $540.00	(57,430)	(1)	(4,160)

The accompanying notes are an integral part of these financial statements.

UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $450.00	$(745,920)	(18)	$(2,196)
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $45.00	(585,125)	(125)	(29,750)
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $44.00	(28,086)	(6)	(1,878)
Visa, Inc., Expiration: 8/21/2026; Exercise Price: $375.00	(1,098,390)	(30)	(13,050)
Visa, Inc., Expiration: 8/21/2026; Exercise Price: $355.00	(36,613)	(1)	(1,463)
Walmart, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(1,478,960)	(133)	(27,930)
Wells Fargo & Co., Expiration: 8/21/2026; Exercise Price: $90.00	(510,055)	(59)	(3,628)

TOTAL WRITTEN OPTIONS (Premiums received $1,611,946)			$(2,006,449)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.8%	Shares	Value
Oil & Gas - 4.4%
Texas Pacific Land Corp.(a)(b)	969	$390,100

Real Estate - 95.4%(c)
American Tower Corp. - REIT(a)(b)	1,775	307,714
AvalonBay Communities, Inc. - REIT(a)(b)	1,597	296,419
Camden Property Trust - REIT(a)(b)	2,888	320,019
CBRE Group, Inc. - Class A(a)(b)(d)	2,039	299,346
Crown Castle, Inc. - REIT(a)(b)	3,084	235,309
Digital Realty Trust, Inc. - REIT(a)(b)	2,681	505,422
Equinix, Inc. - REIT(a)(b)	392	399,558
Equity LifeStyle Properties, Inc. - REIT(a)	3,647	237,310
Equity Residential - REIT(a)(b)	4,713	313,179
Essex Property Trust, Inc. - REIT(a)(b)	1,123	319,089
Extra Space Storage, Inc. - REIT(a)(b)	2,296	339,900
Howard Hughes Holdings, Inc.(a)(b)(d)	3,640	232,669
Independence Realty Trust, Inc. - REIT(a)	12,650	210,370
Invitation Homes, Inc. - REIT(a)(b)	9,654	286,917
Iron Mountain, Inc. - REIT(a)(b)	2,898	354,483
Mid-America Apartment Communities, Inc. - REIT(a)(b)	2,045	270,635
Prologis, Inc. - REIT(a)(b)	4,062	587,406
Public Storage - REIT(a)(b)	1,071	347,186
Realty Income Corp. - REIT(a)	5,558	354,990
SBA Communications Corp. - Class A - REIT(a)(b)	1,033	186,952
Simon Property Group, Inc. - REIT(a)(b)	2,104	482,595
St. Joe Co.(a)	5,637	350,847
Sun Communities, Inc. - REIT(a)(b)	1,961	242,144
UDR, Inc. - REIT(a)	5,845	223,045
Welltower, Inc. - REIT(a)(b)	2,696	632,050
		8,335,554

TOTAL COMMON STOCKS (Cost $8,211,998)		8,725,654

PURCHASED OPTIONS - 0.8%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.8%
American Tower Corp., Expiration: 8/21/2026; Exercise Price: $175.00	$294,712	17	$7,735
AvalonBay Communities, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	278,415	15	488
Camden Property Trust, Expiration: 8/21/2026; Exercise Price: $120.00	310,268	28	3,220
CBRE Group, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	293,620	20	7,450
Crown Castle, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	228,900	30	3,300
Digital Realty Trust, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	490,152	26	7,475
Equinix, Inc., Expiration: 8/21/2026; Exercise Price: $1,070.00	305,784	3	3,300
Equity Residential, Expiration: 8/21/2026; Exercise Price: $72.50	312,315	47	1,175
Essex Property Trust, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	312,554	11	220

The accompanying notes are an integral part of these financial statements.

Extra Space Storage, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	$325,688	22	$2,530
Howard Hughes Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	230,112	36	540
Iron Mountain, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	342,496	28	7,000
Mid-America Apartment Communities, Inc., Expiration: 8/21/2026;
Exercise Price: $140.00	264,680	20	2,650
Prologis, Inc., Expiration: 8/21/2026; Exercise Price: $160.00	159,071	11	220
Prologis, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	419,369	29	4,857
Public Storage, Expiration: 8/21/2026; Exercise Price: $340.00	324,170	10	2,100
Realty Income Corp., Expiration: 8/21/2026; Exercise Price: $67.50	351,285	55	962
SBA Communications Corp., Expiration: 8/21/2026; Exercise Price: $200.00	180,980	10	1,300
Simon Property Group, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	481,677	21	2,415
State Street Real Estate Select Sector SPDR ETF, Expiration: 8/21/2026; Exercise Price: $48.00	1,027,596	228	2,280
Sun Communities, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	234,612	19	2,375
Texas Pacific Land Corp., Expiration: 8/21/2026; Exercise Price: $450.00	362,322	9	5,670
Welltower, Inc., Expiration: 8/21/2026; Exercise Price: $270.00	164,108	7	437
Welltower, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	445,436	19	2,043

TOTAL PURCHASED OPTIONS (Cost $103,146)			71,742

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		59,432	59,432

TOTAL SHORT-TERM INVESTMENTS (Cost $59,432)			59,432

TOTAL INVESTMENTS - 101.3% (Cost $8,374,576)			$8,856,828
Liabilities in Excess of Other Assets - (1.3)%			(117,562)
TOTAL NET ASSETS - 100.0%			$8,739,266

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,882,039.

(b)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Non-income producing security.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (1.6)%(a)(b)	Amount	Contracts	Value
Call Options - (1.6)%
American Tower Corp., Expiration: 8/21/2026; Exercise Price: $170.00	$(294,712)	(17)	$(12,325)
AvalonBay Communities, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	(278,415)	(15)	(1,613)
Camden Property Trust, Expiration: 8/21/2026; Exercise Price: $115.00	(310,268)	(28)	(4,130)
CBRE Group, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	(293,620)	(20)	(10,700)
Crown Castle, Inc., Expiration: 8/21/2026; Exercise Price: $77.50	(228,900)	(30)	(5,775)
Digital Realty Trust, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	(490,152)	(26)	(19,630)
Equinix, Inc., Expiration: 8/21/2026; Exercise Price: $1,040.00	(305,784)	(3)	(6,180)
Equity Residential, Expiration: 8/21/2026; Exercise Price: $70.00	(312,315)	(47)	(4,935)
Essex Property Trust, Inc., Expiration: 8/21/2026; Exercise Price: $300.00	(312,554)	(11)	(1,210)
Extra Space Storage, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	(325,688)	(22)	(6,930)
Howard Hughes Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $75.00	(230,112)	(36)	(360)
Invitation Homes, Inc., Expiration: 8/21/2026; Exercise Price: $32.50	(285,312)	(96)	(480)
Iron Mountain, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	(342,496)	(28)	(12,460)
Mid-America Apartment Communities, Inc., Expiration: 8/21/2026; Exercise Price: $135.00	(264,680)	(20)	(4,100)
Prologis, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(159,071)	(11)	(605)
Prologis, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	(419,369)	(29)	(9,715)
Public Storage, Expiration: 8/21/2026; Exercise Price: $330.00	(324,170)	(10)	(5,150)
Realty Income Corp., Expiration: 8/21/2026; Exercise Price: $65.00	(351,285)	(55)	(3,988)
SBA Communications Corp., Expiration: 8/21/2026; Exercise Price: $190.00	(180,980)	(10)	(2,250)
Simon Property Group, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(481,677)	(21)	(3,517)
State Street Real Estate Select Sector SPDR ETF, Expiration: 8/21/2026; Exercise Price: $46.00	(1,027,596)	(228)	(5,700)
Sun Communities, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	(234,612)	(19)	(5,177)
Texas Pacific Land Corp., Expiration: 8/21/2026; Exercise Price: $430.00	(362,322)	(9)	(9,630)
Welltower, Inc., Expiration: 8/21/2026; Exercise Price: $260.00	(164,108)	(7)	(210)
Welltower, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(445,436)	(19)	(5,938)

TOTAL WRITTEN OPTIONS (Premiums received $191,098)			$(142,708)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.2%	Shares	Value
Software & Tech Services - 1.9%
Synopsys, Inc.(a)(b)(c)	3,100	$1,205,156

Tech Hardware & Semiconductors - 97.3%(d)
ACM Research, Inc. - Class A(a)(b)(c)	35,990	2,824,135
Advanced Micro Devices, Inc.(a)(b)(c)	7,056	3,359,714
Analog Devices, Inc.(b)(c)	5,568	2,045,739
Applied Materials, Inc.(b)(c)	5,387	2,734,818
ARM Holdings PLC, ADR(a)(b)(c)	10,395	2,491,578
ASE Technology Holding Co. Ltd., ADR(b)(c)	47,668	1,676,484
ASML Holding NV(b)(c)	1,860	3,029,940
Astera Labs, Inc.(a)(c)	8,739	2,719,839
Broadcom, Inc.(b)(c)	8,062	3,138,375
Cerebras Systems, Inc. - Class A(a)(c)	10,640	2,114,274
Intel Corp.(a)(b)(c)	23,518	2,121,324
KLA Corp.(b)(c)	12,786	2,337,537
Lam Research Corp.(b)(c)	9,623	2,819,731
Lattice Semiconductor Corp.(a)(b)(c)	13,606	1,690,818
Marvell Technology, Inc.(b)(c)	15,430	2,894,051
Microchip Technology, Inc.(b)(c)	14,615	1,085,748
Micron Technology, Inc.(b)(c)	3,300	2,715,999
Monolithic Power Systems, Inc.(b)(c)	1,328	1,893,768
NVIDIA Corp.(b)(c)	19,328	3,880,096
NXP Semiconductors NV(b)(c)	6,717	1,539,268
ON Semiconductor Corp.(a)(b)(c)	13,285	1,084,189
QUALCOMM, Inc.(b)(c)	11,512	1,699,286
STMicroelectronics NV(b)(c)	39,272	2,057,460
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)(c)	5,273	2,131,610
Teradyne, Inc.(b)(c)	4,061	1,493,189
Texas Instruments, Inc.(b)(c)	7,952	2,192,685
United Microelectronics Corp., ADR(b)(c)	131,456	2,501,608
		62,273,263

TOTAL COMMON STOCKS (Cost $53,838,013)		63,478,419

PURCHASED OPTIONS - 2.2%(a)(c)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.2%
ACM Research, Inc., Expiration: 8/21/2026; Exercise Price: $95.00	$2,817,073	359	$141,805
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $590.00	3,333,050	70	54,950
Analog Devices, Inc., Expiration: 8/21/2026; Exercise Price: $410.00	2,020,755	55	39,875
Applied Materials, Inc., Expiration: 8/21/2026; Exercise Price: $640.00	2,690,651	53	51,145
ARM Holdings PLC, Expiration: 8/21/2026; Exercise Price: $340.00	2,468,807	103	14,523
ASE Technology Holding Co. Ltd., Expiration: 8/21/2026; Exercise Price: $47.50	1,674,092	476	15,470
ASML Holding NV, Expiration: 8/21/2026; Exercise Price: $1,980.00	2,932,200	18	22,680
Astera Labs, Inc., Expiration: 8/21/2026; Exercise Price: $420.00	2,707,701	87	85,913
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	3,114,240	80	107,400

The accompanying notes are an integral part of these financial statements.

Cerebras Systems, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	$2,106,326	106	$104,940
Intel Corp., Expiration: 8/21/2026; Exercise Price: $125.00	2,119,700	235	14,687
KLA Corp., Expiration: 8/21/2026; Exercise Price: $270.00	2,321,814	127	10,160
Lam Research Corp., Expiration: 8/21/2026; Exercise Price: $380.00	2,812,992	96	35,040
Lattice Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $155.00	1,690,072	136	46,920
Marvell Technology, Inc., Expiration: 8/21/2026; Exercise Price: $195.00	2,888,424	154	202,895
Microchip Technology, Inc., Expiration: 8/21/2026; Exercise Price: $95.00	1,084,634	146	8,030
Micron Technology, Inc., Expiration: 8/21/2026; Exercise Price: $1,160.00	2,715,999	33	20,625
Monolithic Power Systems, Inc., Expiration: 8/21/2026; Exercise Price: $1,590.00	1,853,839	13	67,470
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $210.00	3,874,475	193	71,893
NXP Semiconductors NV, Expiration: 8/21/2026; Exercise Price: $260.00	1,535,372	67	20,268
ON Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $105.00	1,077,252	132	14,784
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $157.50	1,697,515	115	46,862
STMicroelectronics NV, Expiration: 8/21/2026; Exercise Price: $59.00	2,053,688	392	55,860
Synopsys, Inc., Expiration: 8/21/2026; Exercise Price: $460.00	1,205,156	31	4,650
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $450.00	2,102,100	52	23,270
Teradyne, Inc., Expiration: 8/21/2026; Exercise Price: $380.00	1,470,760	40	121,400
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $320.00	2,178,346	79	15,602
United Microelectronics Corp., Expiration: 8/21/2026; Exercise Price: $27.00	2,500,542	1,314	19,710

TOTAL PURCHASED OPTIONS (Cost $3,926,273)			1,438,827

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		131,474	131,474

TOTAL SHORT-TERM INVESTMENTS (Cost $131,474)			131,474

TOTAL INVESTMENTS - 101.6% (Cost $57,895,760)			$65,048,720
Liabilities in Excess of Other Assets - (1.6)%			(1,038,373)
TOTAL NET ASSETS - 100.0%			$64,010,347

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $20,259,410.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (2.8)%(a)(b)	Amount	Contracts	Value
Call Options - (2.8)%
ACM Research, Inc., Expiration: 8/21/2026; Exercise Price: $92.50	$(2,817,073)	(359)	$(170,525)
Advanced Micro Devices, Inc., Expiration: 8/21/2026; Exercise Price: $570.00	(3,333,050)	(70)	(74,200)
Analog Devices, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	(2,020,755)	(55)	(55,275)
Applied Materials, Inc., Expiration: 8/21/2026; Exercise Price: $620.00	(2,690,651)	(53)	(62,143)
ARM Holdings PLC, Expiration: 8/21/2026; Exercise Price: $330.00	(2,468,807)	(103)	(19,261)
ASE Technology Holding Co. Ltd., Expiration: 8/21/2026; Exercise Price: $45.00	(1,674,092)	(476)	(22,610)
ASML Holding NV, Expiration: 8/21/2026; Exercise Price: $1,920.00	(2,932,200)	(18)	(28,890)
Astera Labs, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	(2,707,701)	(87)	(104,835)
Broadcom, Inc., Expiration: 8/21/2026; Exercise Price: $390.00	(3,114,240)	(80)	(143,400)
Cerebras Systems, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(2,106,326)	(106)	(125,610)
Intel Corp., Expiration: 8/21/2026; Exercise Price: $120.00	(2,119,700)	(235)	(20,092)
KLA Corp., Expiration: 8/21/2026; Exercise Price: $260.00	(2,321,814)	(127)	(10,795)
Lam Research Corp., Expiration: 8/21/2026; Exercise Price: $370.00	(2,812,992)	(96)	(43,200)
Lattice Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $150.00	(1,690,072)	(136)	(54,400)
Marvell Technology, Inc., Expiration: 8/21/2026; Exercise Price: $190.00	(2,888,424)	(154)	(236,005)
Microchip Technology, Inc., Expiration: 8/21/2026; Exercise Price: $92.50	(1,084,634)	(146)	(10,950)
Micron Technology, Inc., Expiration: 8/21/2026; Exercise Price: $1,120.00	(2,715,999)	(33)	(27,720)
Monolithic Power Systems, Inc., Expiration: 8/21/2026; Exercise Price: $1,540.00	(1,853,839)	(13)	(83,850)
NVIDIA Corp., Expiration: 8/21/2026; Exercise Price: $205.00	(3,874,475)	(193)	(108,080)
NXP Semiconductors NV, Expiration: 8/21/2026; Exercise Price: $250.00	(1,535,372)	(67)	(35,845)
ON Semiconductor Corp., Expiration: 8/21/2026; Exercise Price: $100.00	(1,077,252)	(132)	(21,648)
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(1,697,515)	(115)	(57,213)
STMicroelectronics NV, Expiration: 8/21/2026; Exercise Price: $57.00	(2,053,688)	(392)	(76,440)
Synopsys, Inc., Expiration: 8/21/2026; Exercise Price: $450.00	(1,205,156)	(31)	(6,975)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/21/2026; Exercise Price: $440.00	(2,102,100)	(52)	(32,890)
Teradyne, Inc., Expiration: 8/21/2026; Exercise Price: $370.00	(1,470,760)	(40)	(139,000)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	(2,178,346)	(79)	(25,754)
United Microelectronics Corp., Expiration: 8/21/2026; Exercise Price: $26.00	(2,500,542)	(1,314)	(22,995)

TOTAL WRITTEN OPTIONS (Premiums received $4,616,719)			$(1,820,601)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Investments

July 31, 2026

PURCHASED OPTIONS - 2.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.4%
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $355.00	$871,388	28	$6,832
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $345.00	902,509	29	10,585
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01	3,485,552	112	30,689
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $360.00	1,711,655	55	34,513

TOTAL PURCHASED OPTIONS (Cost $250,281)			82,619

SHORT-TERM INVESTMENTS - 106.8%
Money Market Funds - 52.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,829,928	1,829,928

		Principal
U.S. Treasury Bills - 54.0%		Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$642,000	641,808
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		615,000	606,719
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		641,000	627,693
			1,876,220

TOTAL SHORT-TERM INVESTMENTS (Cost $3,706,006)			3,706,148

TOTAL INVESTMENTS - 109.2% (Cost $3,956,287)			$3,788,767
Liabilities in Excess of Other Assets - (9.2)%			(320,637)
TOTAL NET ASSETS - 100.0%			$3,468,130

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	The rate shown is the annualized effective yield as of July 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,265,693.

The accompanying notes are an integral part of these financial statements.

YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (30.7)%(a)(b)	Amount	Contracts	Value
Call Options - (3.5)%
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $327.50	$(871,388)	(28)	$(20,720)
Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $322.50	(902,509)	(29)	(26,173)
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $330.00	(1,711,655)	(55)	(74,250)
			(121,143)
Put Options - (27.2)%
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $395.01	(3,485,552)	(112)	(943,796)

TOTAL WRITTEN OPTIONS (Premiums received $772,034)			$(1,064,939)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

YieldMax U.S. Stocks Target Double Distribution ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.5%	Shares	Value
Banking - 3.4%
1st Source Corp.	29	$2,602
Bank OZK	170	8,721
Banner Corp.	56	3,943
Capital City Bank Group, Inc.	22	1,141
Central Pacific Financial Corp.	43	1,694
City Holding Co.	24	3,483
Columbia Banking System, Inc.	481	15,041
CVB Financial Corp.	277	6,197
East West Bancorp, Inc.	227	29,737
Fifth Third Bancorp(a)	1,506	85,089
First Financial Corp.	19	1,530
German American Bancorp, Inc.	62	3,155
Hanmi Financial Corp.	49	1,562
Independent Bank Corp.	34	1,299
Lakeland Financial Corp.	41	2,569
National Bank Holdings Corp. - Class A	74	3,196
OFG Bancorp	70	3,700
Orrstown Financial Services, Inc.	33	1,410
Preferred Bank	18	1,880
Regions Financial Corp.(a)	1,418	43,887
S&T Bancorp, Inc.	59	3,077
		224,913
Consumer Discretionary Products - 1.7%
Autoliv, Inc.	114	14,042
Ford Motor Co.(a)(f)	6,500	95,420
Oxford Industries, Inc.	22	834
		110,296
Consumer Discretionary Services - 0.7%
Darden Restaurants, Inc.	189	38,477
Vail Resorts, Inc.	59	8,813
Wendy's Co.	260	1,914
		49,204
Consumer Staple Products - 17.1%
Altria Group, Inc.(a)(f)	2,773	189,479
Coca-Cola Co.(a)(f)	3,202	280,463
Flowers Foods, Inc.	350	2,457
General Mills, Inc.	886	31,674
Hershey Co.(a)(f)	245	42,887
Interparfums, Inc.	30	3,737
Kimberly-Clark Corp.(a)(f)	550	60,120
Marzetti Co.	34	3,634
PepsiCo, Inc.(a)(f)	1,769	246,882

The accompanying notes are an integral part of these financial statements.

Procter & Gamble Co.(a)	1,798	$259,793
		1,121,126
Financial Services - 5.0%
Ares Management Corp.(a)	349	44,703
Artisan Partners Asset Management, Inc. - Class A	117	4,591
Blackstone, Inc.(a)	1,234	157,644
Broadridge Financial Solutions, Inc.	192	29,558
Cohen & Steers, Inc.	45	3,702
Federal Agricultural Mortgage Corp. - Class C	16	3,642
Federated Hermes, Inc. - Class B	120	7,195
Fidelity National Financial, Inc.	420	21,668
Moelis & Co. - Class A	123	8,251
T. Rowe Price Group, Inc.(a)	355	39,671
Virtus Investment Partners, Inc.	10	1,594
Western Union Co.	518	3,294
		325,513
Health Care - 21.0%
Abbott Laboratories(a)	2,893	305,790
Amgen, Inc.(a)(f)	745	286,944
Bristol-Myers Squibb Co.(a)(f)	3,393	221,597
Merck & Co., Inc.(a)(f)	2,200	286,440
UnitedHealth Group, Inc.(a)	668	276,819
		1,377,590
Industrial Products - 3.5%
Lockheed Martin Corp.(a)(f)	337	196,383
Snap-on, Inc.	85	34,885
		231,268
Industrial Services - 7.7%
Automatic Data Processing, Inc.(a)	664	176,929
Ennis, Inc.	42	916
Fastenal Co.(a)(f)	1,907	90,983
Insperity, Inc.	59	2,986
Korn Ferry	85	6,993
MSC Industrial Direct Co., Inc. - Class A	75	9,255
Paychex, Inc.(a)(f)	536	62,626
Robert Half, Inc.	166	6,275
United Parcel Service, Inc. - Class B(a)(f)	1,240	129,233
Watsco, Inc.	58	17,939
		504,135
Insurance - 1.9%
American Financial Group, Inc.	114	16,156
AMERISAFE, Inc.	30	871
Cincinnati Financial Corp.	257	45,664
CNA Financial Corp.	36	1,889
Erie Indemnity Co. - Class A	42	10,166
Old Republic International Corp.	372	16,074

The accompanying notes are an integral part of these financial statements.

Principal Financial Group, Inc.	326	$37,066
		127,886
Media - 2.3%
Comcast Corp. - Class A(a)	5,917	141,771
Nexstar Media Group, Inc. - Class A	48	9,146
		150,917
Oil & Gas - 15.2%
APA Corp.(a)	587	21,907
Chevron Corp.(a)(f)	1,329	261,587
ConocoPhillips(a)(f)	2,024	243,852
Devon Energy Corp.(a)	1,915	86,424
EOG Resources, Inc.(a)(f)	884	131,442
HF Sinclair Corp.	254	23,233
Murphy Oil Corp.	224	8,902
ONEOK, Inc.(a)(f)	1,046	94,987
SLB Ltd.(a)(f)	2,483	123,132
		995,466
Retail & Wholesale - Discretionary - 4.8%
Best Buy Co., Inc.	325	28,035
Buckle, Inc.	50	2,189
Ethan Allen Interiors, Inc.	38	851
Home Depot, Inc.(a)(f)	805	267,228
Macy's, Inc.	437	10,846
Penske Automotive Group, Inc.	30	6,519
		315,668
Retail & Wholesale - Staples - 2.6%
Archer-Daniels-Midland Co.(a)(f)	800	63,416
Target Corp.(a)(f)	754	108,945
		172,361
Software & Tech Services - 2.8%
Accenture PLC - Class A(a)	1,019	169,072
Booz Allen Hamilton Holding Corp. - Class A	200	13,944
		183,016
Tech Hardware & Semiconductors - 5.9%
QUALCOMM, Inc.(a)	1,008	148,791
Skyworks Solutions, Inc.	249	15,508
Texas Instruments, Inc.(a)(f)	817	225,279
		389,578
Telecommunications - 3.8%
Verizon Communications, Inc.(a)(f)	5,405	253,008

The accompanying notes are an integral part of these financial statements.

Utilities - 0.1%
Clearway Energy, Inc. - Class C		201	$6,378

TOTAL COMMON STOCKS (Cost $6,172,232)			6,538,323

PURCHASED OPTIONS - 2.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.5%
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $115.00	$295,960	28	$1,890
Accenture PLC, Expiration: 8/21/2026; Exercise Price: $190.00	33,184	2	365
Accenture PLC, Expiration: 8/21/2026; Exercise Price: $160.00	132,736	8	9,640
Altria Group, Inc., Expiration: 9/18/2026; Exercise Price: $75.00	184,491	27	1,377
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	77,032	2	1,655
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $385.00	192,580	5	7,025
APA Corp., Expiration: 8/21/2026; Exercise Price: $38.50	18,660	5	657
Archer-Daniels-Midland Co., Expiration: 8/21/2026; Exercise Price: $90.00	63,416	8	220
Ares Management Corp., Expiration: 8/21/2026; Exercise Price: $132.00	38,427	3	1,080
Automatic Data Processing, Inc., Expiration: 8/21/2026; Exercise Price: $290.00	159,876	6	1,095
Blackstone, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	153,300	12	546
Bristol-Myers Squibb Co., Expiration: 8/21/2026; Exercise Price: $68.00	26,124	4	358
Bristol-Myers Squibb Co., Expiration: 8/21/2026; Exercise Price: $65.00	189,399	29	5,959
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $200.00	59,049	3	1,110
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $180.00	196,830	10	17,825
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $93.00	35,036	4	142
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $90.00	245,252	28	2,604
Comcast Corp., Expiration: 8/21/2026; Exercise Price: $27.00	141,364	59	531
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $124.00	36,144	3	727
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $120.00	204,816	17	6,248
Devon Energy Corp., Expiration: 8/21/2026; Exercise Price: $47.50	85,747	19	1,843
EOG Resources, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	118,952	8	2,280
Fastenal Co., Expiration: 8/21/2026; Exercise Price: $50.00	76,336	16	640
Ford Motor Co., Expiration: 8/21/2026; Exercise Price: $16.00	95,420	65	617
Hershey Co., Expiration: 8/21/2026; Exercise Price: $185.00	35,010	2	290
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $365.00	265,568	8	1,700
Kimberly-Clark Corp., Expiration: 8/21/2026; Exercise Price: $120.00	54,655	5	400
Lockheed Martin Corp., Expiration: 8/21/2026; Exercise Price: $600.00	58,274	1	880
Lockheed Martin Corp., Expiration: 8/21/2026; Exercise Price: $550.00	116,548	2	7,610
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $140.00	286,440	22	2,398
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	90,810	10	75
Paychex, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	46,736	4	560
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	237,252	17	1,148
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $155.00	245,633	17	757
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $157.50	147,610	10	4,075
Regions Financial Corp., Expiration: 8/21/2026; Exercise Price: $33.00	43,330	14	210
SLB Ltd., Expiration: 8/21/2026; Exercise Price: $55.00	119,016	24	504
T. Rowe Price Group, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	33,525	3	45
Target Corp., Expiration: 8/21/2026; Exercise Price: $165.00	101,143	7	693

The accompanying notes are an integral part of these financial statements.

Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $345.00	$220,592	8	$744
United Parcel Service, Inc., Expiration: 8/21/2026; Exercise Price: $111.00	125,064	12	552
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $460.00	248,640	6	312
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $48.00	84,258	18	1,170
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $44.00	168,516	36	11,268
			101,825
Put Options - 0.7%
Abbott Laboratories, Expiration: 9/18/2026; Exercise Price: $95.00	295,960	28	2,310
Accenture PLC, Expiration: 9/18/2026; Exercise Price: $145.00	165,920	10	3,900
Altria Group, Inc., Expiration: 8/21/2026; Exercise Price: $65.00	184,491	27	1,188
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $345.00	269,612	7	1,571
APA Corp., Expiration: 8/21/2026; Exercise Price: $34.50	18,660	5	330
Archer-Daniels-Midland Co., Expiration: 8/21/2026; Exercise Price: $72.50	63,416	8	540
Ares Management Corp., Expiration: 8/21/2026; Exercise Price: $114.00	38,427	3	368
Automatic Data Processing, Inc., Expiration: 8/21/2026; Exercise Price: $220.00	133,230	5	165
Blackstone, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	153,300	12	618
Bristol-Myers Squibb Co., Expiration: 9/18/2026; Exercise Price: $57.50	215,523	33	1,435
Chevron Corp., Expiration: 9/18/2026; Exercise Price: $180.00	255,879	13	2,789
Coca-Cola Co., Expiration: 9/18/2026; Exercise Price: $82.50	280,288	32	2,944
Comcast Corp., Expiration: 8/21/2026; Exercise Price: $20.00	115,008	48	144
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $95.00	240,960	20	670
Devon Energy Corp., Expiration: 8/21/2026; Exercise Price: $37.50	85,747	19	228
EOG Resources, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	118,952	8	80
Fastenal Co., Expiration: 8/21/2026; Exercise Price: $40.00	76,336	16	192
Fifth Third Bancorp, Expiration: 8/21/2026; Exercise Price: $50.00	84,750	15	263
Ford Motor Co., Expiration: 9/18/2026; Exercise Price: $12.00	95,420	65	455
Hershey Co., Expiration: 8/21/2026; Exercise Price: $155.00	35,010	2	95
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $310.00	265,568	8	2,816
Kimberly-Clark Corp., Expiration: 8/21/2026; Exercise Price: $95.00	54,655	5	88
Lockheed Martin Corp., Expiration: 9/18/2026; Exercise Price: $530.00	174,822	3	1,740
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $110.00	286,440	22	341
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	90,810	10	300
Paychex, Inc., Expiration: 8/21/2026; Exercise Price: $90.00	46,736	4	100
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	209,340	15	240
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $135.00	245,633	17	875
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	147,610	10	1,675
Regions Financial Corp., Expiration: 8/21/2026; Exercise Price: $29.00	43,330	14	245
SLB Ltd., Expiration: 9/18/2026; Exercise Price: $45.00	119,016	24	1,548
T. Rowe Price Group, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	33,525	3	232
Target Corp., Expiration: 8/21/2026; Exercise Price: $120.00	101,143	7	403
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	220,592	8	3,200

The accompanying notes are an integral part of these financial statements.

United Parcel Service, Inc., Expiration: 8/21/2026; Exercise Price: $105.00	$104,220	10	$3,600
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $400.00	248,640	6	3,180
Verizon Communications, Inc., Expiration: 9/18/2026; Exercise Price: $43.00	252,774	54	2,322
			43,190

TOTAL PURCHASED OPTIONS (Cost $125,602)			145,015

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		50,529	50,529

TOTAL SHORT-TERM INVESTMENTS (Cost $50,529)			50,529

TOTAL INVESTMENTS - 102.5% (Cost $6,348,363)			$6,733,867
Liabilities in Excess of Other Assets - (2.5)%			(166,395)
TOTAL NET ASSETS - 100.0%			$6,567,472

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(f)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $828,923.

The accompanying notes are an integral part of these financial statements.

YieldMax U.S. Stocks Target Double Distribution ETF

Schedule of Written Options Contracts

July 31, 2026

	Notional
WRITTEN OPTIONS - (3.5)%(a)(b)	Amount	Contracts	Value
Call Options - (2.4)%
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $110.00	$(295,960)	(28)	$(3,500)
Accenture PLC, Expiration: 8/21/2026; Exercise Price: $185.00	(33,184)	(2)	(520)
Accenture PLC, Expiration: 8/21/2026; Exercise Price: $155.00	(132,736)	(8)	(12,400)
Altria Group, Inc., Expiration: 9/18/2026; Exercise Price: $72.50	(184,491)	(27)	(2,619)
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $390.00	(77,032)	(2)	(2,415)
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $375.00	(192,580)	(5)	(9,775)
APA Corp., Expiration: 8/21/2026; Exercise Price: $38.00	(18,660)	(5)	(795)
Archer-Daniels-Midland Co., Expiration: 8/21/2026; Exercise Price: $87.50	(63,416)	(8)	(420)
Ares Management Corp., Expiration: 8/21/2026; Exercise Price: $130.00	(38,427)	(3)	(1,320)
Automatic Data Processing, Inc., Expiration: 8/21/2026; Exercise Price: $280.00	(159,876)	(6)	(2,055)
Blackstone, Inc., Expiration: 8/21/2026; Exercise Price: $140.00	(153,300)	(12)	(1,110)
Bristol-Myers Squibb Co., Expiration: 8/21/2026; Exercise Price: $66.00	(26,124)	(4)	(646)
Bristol-Myers Squibb Co., Expiration: 8/21/2026; Exercise Price: $62.50	(189,399)	(29)	(10,875)
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $195.00	(59,049)	(3)	(1,830)
Chevron Corp., Expiration: 8/21/2026; Exercise Price: $175.00	(196,830)	(10)	(22,800)
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $91.00	(35,036)	(4)	(270)
Coca-Cola Co., Expiration: 8/21/2026; Exercise Price: $87.50	(245,252)	(28)	(5,362)
Comcast Corp., Expiration: 8/21/2026; Exercise Price: $26.00	(141,364)	(59)	(1,003)
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $122.00	(36,144)	(3)	(946)
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $115.00	(204,816)	(17)	(11,772)
Devon Energy Corp., Expiration: 8/21/2026; Exercise Price: $45.00	(85,747)	(19)	(3,696)
EOG Resources, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	(118,952)	(8)	(3,680)
Fastenal Co., Expiration: 8/21/2026; Exercise Price: $47.50	(76,336)	(16)	(3,000)
Fifth Third Bancorp, Expiration: 8/21/2026; Exercise Price: $60.00	(84,750)	(15)	(525)
Ford Motor Co., Expiration: 8/21/2026; Exercise Price: $15.00	(95,420)	(65)	(2,015)
Hershey Co., Expiration: 8/21/2026; Exercise Price: $180.00	(35,010)	(2)	(510)
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $355.00	(265,568)	(8)	(2,760)
Kimberly-Clark Corp., Expiration: 8/21/2026; Exercise Price: $115.00	(54,655)	(5)	(925)
Lockheed Martin Corp., Expiration: 8/21/2026; Exercise Price: $590.00	(58,274)	(1)	(1,315)
Lockheed Martin Corp., Expiration: 8/21/2026; Exercise Price: $540.00	(116,548)	(2)	(9,490)
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $135.00	(286,440)	(22)	(5,280)
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $100.00	(90,810)	(10)	(300)
Paychex, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	(11,684)	(1)	(105)
Paychex, Inc., Expiration: 8/21/2026; Exercise Price: $120.00	(46,736)	(4)	(930)
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $145.00	(237,252)	(17)	(2,618)
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $150.00	(245,633)	(17)	(2,083)
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(147,610)	(10)	(4,975)

The accompanying notes are an integral part of these financial statements.

Regions Financial Corp., Expiration: 8/21/2026; Exercise Price: $32.00	$(43,330)	(14)	$(350)
SLB Ltd., Expiration: 8/21/2026; Exercise Price: $52.50	(119,016)	(24)	(1,296)
T. Rowe Price Group, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	(33,525)	(3)	(105)
Target Corp., Expiration: 8/21/2026; Exercise Price: $160.00	(101,143)	(7)	(1,169)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $335.00	(220,592)	(8)	(840)
United Parcel Service, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	(125,064)	(12)	(678)
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $450.00	(248,640)	(6)	(732)
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $47.00	(84,258)	(18)	(1,818)
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $43.00	(168,516)	(36)	(14,670)
			(158,298)
Put Options - (1.1)%
Abbott Laboratories, Expiration: 9/18/2026; Exercise Price: $100.00	(295,960)	(28)	(5,040)
Accenture PLC, Expiration: 9/18/2026; Exercise Price: $150.00	(165,920)	(10)	(5,150)
Altria Group, Inc., Expiration: 8/21/2026; Exercise Price: $67.50	(184,491)	(27)	(3,159)
Amgen, Inc., Expiration: 8/21/2026; Exercise Price: $350.00	(269,612)	(7)	(2,065)
APA Corp., Expiration: 8/21/2026; Exercise Price: $35.00	(18,660)	(5)	(415)
Archer-Daniels-Midland Co., Expiration: 8/21/2026; Exercise Price: $75.00	(63,416)	(8)	(980)
Ares Management Corp., Expiration: 8/21/2026; Exercise Price: $116.00	(38,427)	(3)	(428)
Automatic Data Processing, Inc., Expiration: 8/21/2026; Exercise Price: $230.00	(133,230)	(5)	(325)
Blackstone, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(153,300)	(12)	(1,242)
Bristol-Myers Squibb Co., Expiration: 9/18/2026; Exercise Price: $60.00	(215,523)	(33)	(2,590)
Chevron Corp., Expiration: 9/18/2026; Exercise Price: $185.00	(255,879)	(13)	(4,323)
Coca-Cola Co., Expiration: 9/18/2026; Exercise Price: $85.00	(280,288)	(32)	(5,136)
Comcast Corp., Expiration: 8/21/2026; Exercise Price: $21.00	(115,008)	(48)	(360)
ConocoPhillips, Expiration: 8/21/2026; Exercise Price: $100.00	(240,960)	(20)	(910)
Devon Energy Corp., Expiration: 8/21/2026; Exercise Price: $40.00	(85,747)	(19)	(523)
EOG Resources, Inc., Expiration: 8/21/2026; Exercise Price: $125.00	(118,952)	(8)	(520)
Fastenal Co., Expiration: 8/21/2026; Exercise Price: $42.50	(76,336)	(16)	(320)
Fifth Third Bancorp, Expiration: 8/21/2026; Exercise Price: $55.00	(84,750)	(15)	(1,050)
Ford Motor Co., Expiration: 9/18/2026; Exercise Price: $13.00	(95,420)	(65)	(1,170)
Hershey Co., Expiration: 8/21/2026; Exercise Price: $160.00	(35,010)	(2)	(165)
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $315.00	(265,568)	(8)	(3,660)
Kimberly-Clark Corp., Expiration: 8/21/2026; Exercise Price: $100.00	(54,655)	(5)	(350)
Lockheed Martin Corp., Expiration: 9/18/2026; Exercise Price: $540.00	(174,822)	(3)	(2,310)
Merck & Co., Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(286,440)	(22)	(1,023)
ONEOK, Inc., Expiration: 8/21/2026; Exercise Price: $85.00	(90,810)	(10)	(1,025)
Paychex, Inc., Expiration: 8/21/2026; Exercise Price: $100.00	(46,736)	(4)	(100)
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	(209,340)	(15)	(675)
Procter & Gamble Co., Expiration: 8/21/2026; Exercise Price: $140.00	(245,633)	(17)	(2,193)
QUALCOMM, Inc., Expiration: 8/21/2026; Exercise Price: $135.00	(147,610)	(10)	(2,705)
Regions Financial Corp., Expiration: 8/21/2026; Exercise Price: $30.00	(43,330)	(14)	(420)

The accompanying notes are an integral part of these financial statements.

SLB Ltd., Expiration: 9/18/2026; Exercise Price: $47.50	$(119,016)	(24)	$(3,216)
T. Rowe Price Group, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	(33,525)	(3)	(547)
Target Corp., Expiration: 8/21/2026; Exercise Price: $125.00	(101,143)	(7)	(721)
Texas Instruments, Inc., Expiration: 8/21/2026; Exercise Price: $255.00	(220,592)	(8)	(4,380)
United Parcel Service, Inc., Expiration: 8/21/2026; Exercise Price: $110.00	(104,220)	(10)	(7,200)
UnitedHealth Group, Inc., Expiration: 8/21/2026; Exercise Price: $410.00	(248,640)	(6)	(4,995)
Verizon Communications, Inc., Expiration: 9/18/2026; Exercise Price: $44.00	(252,774)	(54)	(3,294)
			(74,685)

TOTAL WRITTEN OPTIONS (Premiums received $195,593)			$(232,983)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax CRCL Option Income Strategy ETF	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax GME Option Income Strategy ETF	YieldMax HIMS Option Income Strategy ETF
ASSETS:
Investments, at value (cost $100,103,583, $21,575,114, $98,752,374, $2,721,019 and $14,315,284) (Note 2)	$105,178,492	$21,302,494	$95,730,343	$2,676,250	$14,369,304
Receivable for investments sold	4,141,560	1,073,253	682,579	30,827	2,823,146
Receivable for fund shares sold	–	–	–	38,978	–
Deposits at broker for options contracts	1,201,242	627,608	2,015,608	148,425	5,653,709
Interest receivable	5,776	2,159	126,271	2,982	4,161
Segregated cash for written option contracts	2,687	–	46,312	–	–
Total assets	110,529,757	23,005,514	98,601,113	2,897,462	22,850,320

LIABILITIES:
Written option contracts, at value (premiums received $2,989,013, $4,231,912, $4,966,030, $156,717 and $2,465,010) (Note 2)	3,641,452	4,212,239	6,732,302	122,500	2,684,913
Payable for investments purchased	5,001,877	761,725	513,979	35,569	6,767,945
Payable to adviser (Note 4)	103,932	15,447	80,840	1,772	10,208
Total liabilities	8,747,261	4,989,411	7,327,121	159,841	9,463,066
NET ASSETS	$101,782,496	$18,016,103	$91,273,992	$2,737,621	$13,387,254

NET ASSETS CONSISTS OF:
Paid-in capital	$110,093,237	$26,288,776	$130,445,941	$5,089,487	$27,516,024
Total distributable earnings/(accumulated losses)	(8,310,741)	(8,272,673)	(39,171,949)	(2,351,866)	(14,128,770)
Total Net Assets	$101,782,496	$18,016,103	$91,273,992	$2,737,621	$13,387,254

Net assets	$101,782,496	$18,016,103	$91,273,992	$2,737,621	$13,387,254
Shares issued and outstanding(a)	2,500,000	1,450,000	4,700,000	100,000	1,075,000
Net asset value per share	$40.71	$12.42	$19.42	$27.38	$12.45

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	YieldMax MSTR Performance & Distribution Target 25 ETF	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax NVDA Performance & Distribution Target 25 ETF	YieldMax R2000 0DTE Covered Call Strategy ETF
ASSETS:
Investments, at value (cost $1,344,004, $69,033,664, $21,686,398, $10,787,412 and $28,601,057) (Note 2)	$1,252,348	$65,240,010	$24,074,075	$10,275,259	$30,417,685
Deposit at broker for options contracts	48,635	25,808,290	226,333	1,359,113	477,187
Interest receivable	172	7,345	2,713	3,243	7,788
Receivable for investments sold	–	1,843,379	54,718	–	42,067
Total assets	1,301,155	92,899,024	24,357,839	11,637,615	30,944,727

LIABILITIES:
Written option contracts, at value (premiums received $241,427, $10,388,052, $–, $961,073 and $–) (Note 2)	197,039	7,205,621	–	813,395	–
Payable to adviser (Note 4)	1,118	64,977	33,479	7,572	23,845
Payable for investments purchased	–	1,710,777	–	–	–
Total liabilities	198,157	8,981,375	33,479	820,967	23,845
NET ASSETS	$1,102,998	$83,917,649	$24,324,360	$10,816,648	$30,920,882

NET ASSETS CONSISTS OF:
Paid-in capital	$2,543,630	$89,193,963	$24,514,217	$11,181,195	$30,962,946
Total distributable earnings/(accumulated losses)	(1,440,632)	(5,276,314)	(189,857)	(364,547)	(42,064)
Total Net Assets	$1,102,998	$83,917,649	$24,324,360	$10,816,648	$30,920,882

Net assets	$1,102,998	$83,917,649	$24,324,360	$10,816,648	$30,920,882
Shares issued and outstanding(a)	50,000	3,100,000	625,000	225,000	825,000
Net asset value per share	$22.06	$27.07	$38.92	$48.07	$37.48

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	YieldMax RDDT Option Income Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF	YieldMax Semiconductor Portfolio Option Income ETF	YieldMax SPCX Option Income Strategy ETF	YieldMax Strategic Metals & Mining Portfolio Option Income ETF
ASSETS:
Investments, at value (cost $14,021,307, $43,471,771, $930,426,594, $2,402,364 and $5,227,971) (Note 2)	$14,016,699	$45,269,352	$1,054,785,092	$2,343,644	$4,538,582
Deposit at broker for options contracts	5,365,083	985,429	3,168,249	94,893	18,538
Receivable for investments sold	1,766,643	46,877	24,938,860	77,782	46,014
Interest receivable	3,250	15,943	11,735	43	211
Dividends receivable	–	–	1,205,121	–	1,973
Cash	–	–	14,546	–	–
Segregated cash for written option contracts	–	–	–	–	367
Dividend tax reclaim receivable	–	–	–	–	135
Receivable for fund shares sold	–	–	1,683,998	–	–
Total assets	21,151,675	46,317,601	1,085,807,601	2,516,362	4,605,820

LIABILITIES:
Written option contracts, at value (premiums received $1,644,942, $–, $47,169,040, $397,275 and $135,268) (Note 2)	1,647,331	–	35,844,239	407,326	150,718
Payable for investments purchased	6,902,554	–	25,676,578	48,046	30,207
Payable to adviser (Note 4)	12,611	33,504	931,185	491	4,492
Total liabilities	8,562,496	33,504	62,452,002	455,863	185,417
NET ASSETS	$12,589,179	$46,284,097	$1,023,355,599	$2,060,499	$4,420,403

NET ASSETS CONSISTS OF:
Paid-in capital	$26,188,827	$46,405,888	$1,016,232,283	$2,299,361	$5,600,799
Total distributable earnings/(accumulated losses)	(13,599,648)	(121,791)	7,123,316	(238,862)	(1,180,396)
Total Net Assets	$12,589,179	$46,284,097	$1,023,355,599	$2,060,499	$4,420,403

Net assets	$12,589,179	$46,284,097	$1,023,355,599	$2,060,499	$4,420,403
Shares issued and outstanding(a)	825,000	1,125,000	15,200,000	50,000	125,000
Net asset value per share	$15.26	$41.14	$67.33	$41.21	$35.36

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	YieldMax Target 12 Big 50 Option Income ETF	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF	YieldMax TSLA Performance & Distribution Target 25 ETF	YieldMax U.S. Stocks Target Double Distribution ETF
ASSETS:
Investments, at value (cost $52,997,255, $8,374,576, $57,895,760, $3,956,287 and $6,348,363) (Note 2)	$56,270,536	$8,856,828	$65,048,720	$3,788,767	$6,733,867
Deposit at broker for options contracts	91,744	23,685	745,064	744,216	44,187
Receivable for investments sold	76,964	–	105,203	–	3,485
Dividends receivable	36,712	1,506	72,568	–	12,691
Interest receivable	1,085	112	617	2,246	277
Segregated cash for written option contracts	2,010	5,725	3,452	–	12,379
Dividend tax reclaim receivable	–	–	–	–	363
Total assets	56,479,051	8,887,856	65,975,624	4,535,229	6,807,249

LIABILITIES:
Written option contracts, at value (premiums received $1,611,946, $191,098, $4,616,719, $772,034 and $195,593) (Note 2)	2,006,449	142,708	1,820,601	1,064,939	232,983
Payable for investments purchased	69,314	–	83,602	–	2,060
Payable to adviser (Note 4)	41,957	5,882	61,074	2,160	4,734
Total liabilities	2,117,720	148,590	1,965,277	1,067,099	239,777
NET ASSETS	$54,361,331	$8,739,266	$64,010,347	$3,468,130	$6,567,472

NET ASSETS CONSISTS OF:
Paid-in capital	$53,246,087	$9,965,101	$56,214,185	$4,056,724	$6,291,970
Total distributable earnings/(accumulated losses)	1,115,244	(1,225,835)	7,796,162	(588,594)	275,502
Total Net Assets	$54,361,331	$8,739,266	$64,010,347	$3,468,130	$6,567,472

Net assets	$54,361,331	$8,739,266	$64,010,347	$3,468,130	$6,567,472
Shares issued and outstanding(a)	1,050,000	175,000	725,000	100,000	200,000
Net asset value per share	$51.77	$49.94	$88.29	$34.68	$32.84

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year or Period Ended
July 31, 2026

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax CRCL Option Income Strategy ETF(a)	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax GME Option Income Strategy ETF(b)	YieldMax HIMS Option Income Strategy ETF(c)
INVESTMENT INCOME:
Dividend income	$324,973	$–	$362,644	$–	$–
Interest income	41,746	901,144	78,417	311,890	564,822
Less: Issuance fees	–	–	(7,655)	–	–
Less: Dividend withholding taxes	(8,805)	–	–	–	–
Total investment income	357,914	901,144	433,406	311,890	564,822

EXPENSES:
Investment advisory fee (Note 4)	801,717	221,142	1,456,353	86,135	139,333
Interest expense	27,280	70,275	705,749	3,156	126,945
Total expenses	828,997	291,417	2,162,102	89,291	266,278
NET INVESTMENT INCOME (LOSS)	(471,083)	609,727	(1,728,696)	222,599	298,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,176,294	16,493,435	(19,758,713)	(3,838,852)	(7,110,024)
In-kind redemptions	13,290,423	–	13,705,769	–	–
Written option contracts	(4,856,145)	(24,504,173)	22,007,111	2,036,666	(6,850,585)
Securities sold short	–	(8,170)	–	61	(1,109)
Net realized gain (loss)	15,610,572	(8,018,908)	15,954,167	(1,802,125)	(13,961,718)
Net change in unrealized appreciation (depreciation) on:
Investments	1,352,900	(272,620)	(25,422,992)	(44,769)	54,020
Written option contracts	(870,146)	19,673	(3,852,293)	34,217	(219,903)
Net change in unrealized appreciation (depreciation)	482,754	(252,947)	(29,275,285)	(10,552)	(165,883)
Net realized and unrealized gain (loss)	16,093,326	(8,271,855)	(13,321,118)	(1,812,677)	(14,127,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,622,243	$(7,662,128)	$(15,049,814)	$(1,590,078)	$(13,829,057)

(a)	Inception date of the Fund was September 29, 2025.
(b)	Inception date of the Fund was September 8, 2025.
(c)	Inception date of the Fund was September 22, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year or Period Ended

July 31, 2026

	YieldMax MSTR Performance & Distribution Target 25 ETF(a)	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	YieldMax NVDA Performance & Distribution Target 25 ETF(a)	YieldMax R2000 0DTE Covered Call Strategy ETF
INVESTMENT INCOME:
Interest income	$80,059	$1,975,541	$58,527	$134,331	$71,673
Total investment income	80,059	1,975,541	58,527	134,331	71,673

EXPENSES:
Investment advisory fee (Note 4)	20,885	644,158	215,443	39,517	138,067
Interest expense	636	7,939	21,024	–	34,886
Total expenses	21,521	652,097	236,467	39,517	172,953
NET INVESTMENT INCOME (LOSS)	58,538	1,323,444	(177,940)	94,814	(101,280)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	63,499	18,148,548	1,689,137	(292,395)	603,979
Written option contracts	(1,455,204)	20,391,883	347,371	1,131,205	359,901
Net realized gain (loss)	(1,391,705)	38,540,431	2,036,508	838,810	963,880
Net change in unrealized appreciation (depreciation) on:
Investments	(91,656)	(3,045,166)	1,531,848	(512,153)	1,435,006
Written option contracts	44,388	2,476,241	–	147,678	–
Net change in unrealized appreciation (depreciation)	(47,268)	(568,925)	1,531,848	(364,475)	1,435,006
Net realized and unrealized gain (loss)	(1,438,973)	37,971,506	3,568,356	474,335	2,398,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,380,435)	$39,294,950	$3,390,416	$569,149	$2,297,606

(a)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year or Period Ended

July 31, 2026

	YieldMax RDDT Option Income Strategy ETF(a)	YieldMax S&P 500 0DTE Covered Call Strategy ETF	YieldMax Semiconductor Portfolio Option Income ETF	YieldMax SPCX Option Income Strategy ETF(b)	YieldMax Strategic Metals & Mining Portfolio Option Income ETF(c)
INVESTMENT INCOME:
Interest income	$638,405	$112,669	$86,734	$2,281	$12,760
Dividend income	–	–	3,571,059	–	11,966
Less: Dividend withholding taxes	–	–	(362,021)	–	(287)
Total investment income	638,405	112,669	3,295,772	2,281	24,439

EXPENSES:
Investment advisory fee (Note 4)	169,267	213,011	4,131,039	491	19,275
Interest expense	4,691	5,946	15,835	–	50
Total expenses	173,958	218,957	4,146,874	491	19,325
NET INVESTMENT INCOME (LOSS)	464,447	(106,288)	(851,102)	1,790	5,114

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,488,354)	2,416,575	136,894,646	(140,931)	(864,821)
In-kind redemptions	–	–	81,397,395	–	–
Securities sold short	–	–	7,765	–	–
Written option contracts	(162,129)	290,148	(152,693,747)	(29,113)	388,462
Net realized gain (loss)	(11,650,483)	2,706,723	65,606,059	(170,044)	(476,359)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,608)	726,926	121,778,476	(58,720)	(689,389)
Written option contracts	(2,389)	–	11,118,908	(10,051)	(15,450)
Net change in unrealized appreciation (depreciation)	(6,997)	726,926	132,897,384	(68,771)	(704,839)
Net realized and unrealized gain (loss)	(11,657,480)	3,433,649	198,503,443	(238,815)	(1,181,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,193,033)	$3,327,361	$197,652,341	$(237,025)	$(1,176,084)

(a)	Inception date of the Fund was September 8, 2025.
(b)	Inception date of the Fund was July 14, 2026.
(c)	Inception date of the Fund was February 26, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year or Period Ended

July 31, 2026

	YieldMax Target 12 Big 50 Option Income ETF	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF	YieldMax TSLA Performance & Distribution Target 25 ETF(a)	YieldMax U.S. Stocks Target Double Distribution ETF(b)
INVESTMENT INCOME:
Dividend income	$262,778	$201,424	$245,140	$–	$57,448
Interest income	7,713	1,991	11,001	64,712	626
Less: Dividend withholding taxes	–	–	(23,457)	–	–
Less: Issuance fees	–	–	(128)	–	–
Total investment income	270,491	203,415	232,556	64,712	58,074

EXPENSES:
Investment advisory fee (Note 4)	227,003	55,765	303,976	17,491	16,507
Interest expense	4,802	1,572	6,197	388	76
Dividend expenses	–	–	728	–	–
Total expenses	231,805	57,337	310,901	17,879	16,583
NET INVESTMENT INCOME (LOSS)	38,686	146,078	(78,345)	46,833	41,491

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,056,138	(2,197,615)	17,616,738	(736,908)	(20,452)
In-kind redemptions	2	–	5,720,635	149,295	–
Written option contracts	(1,346,261)	476,651	(16,456,566)	608,999	(5,276)
Net realized gain (loss)	(290,121)	(1,720,964)	6,880,807	21,386	(25,728)
Net change in unrealized appreciation (depreciation) on:
Investments	2,767,426	451,899	6,071,762	(167,520)	385,504
Written option contracts	(374,898)	31,533	2,805,074	(292,905)	(37,390)
Net change in unrealized appreciation (depreciation)	2,392,528	483,432	8,876,836	(460,425)	348,114
Net realized and unrealized gain (loss)	2,102,407	(1,237,532)	15,757,643	(439,039)	322,386
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,141,093	$(1,091,454)	$15,679,298	$(392,206)	$363,877

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was March 11, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax AI & Tech Portfolio Option Income ETF		YieldMax CRCL Option Income Strategy ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Period Ended July 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$(471,083)	$(77,407)	$609,727
Net realized gain (loss)	15,610,572	(1,152,863)	(8,018,908)
Net change in unrealized appreciation (depreciation)	482,754	3,939,716	(252,947)
Net increase (decrease) in net assets resulting from operations	15,622,243	2,709,446	(7,662,128)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(14,634,914)	(4,383,423)	(610,545)
From return of capital	(15,626,011)	–	(20,745,045)
Total distributions to shareholders	(30,260,925)	(4,383,423)	(21,355,590)

CAPITAL TRANSACTIONS:
Subscriptions	115,336,037	52,243,200	116,218,828
Redemptions	(45,314,625)	(4,170,207)	(69,221,845)
ETF transaction fees (Note 8)	–	750	36,838
Net increase (decrease) in net assets from capital transactions	70,021,412	48,073,743	47,033,821

NET INCREASE (DECREASE) IN NET ASSETS	55,382,730	46,399,766	18,016,103

NET ASSETS:
Beginning of the period	46,399,766	–	–
End of the period	$101,782,496	$46,399,766	$18,016,103

SHARES TRANSACTIONS
Subscriptions	2,575,000	1,100,000	4,150,000
Redemptions	(1,075,000)	(100,000)	(2,700,000)
Total increase (decrease) in shares outstanding	1,500,000	1,000,000	1,450,000

(a)	Inception date of the Fund was January 22, 2025.
(b)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax Crypto Industry & Tech Portfolio Option Income ETF		YieldMax GME Option Income Strategy ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Period Ended July 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$(1,728,696)	$(383,207)	$222,599
Net realized gain (loss)	15,954,167	(18,020,754)	(1,802,125)
Net change in unrealized appreciation (depreciation)	(29,275,285)	24,486,982	(10,552)
Net increase (decrease) in net assets resulting from operations	(15,049,814)	6,083,021	(1,590,078)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(21,121,269)	(12,421,491)	(761,788)
From return of capital	(70,296,226)	(22,732,012)	(4,467,260)
Total distributions to shareholders	(91,417,495)	(35,153,503)	(5,229,048)

CAPITAL TRANSACTIONS:
Subscriptions	114,379,078	222,875,913	35,603,770
Redemptions	(106,715,328)	(3,743,680)	(26,059,100)
ETF transaction fees (Note 8)	11,221	4,579	12,077
Net increase (decrease) in net assets from capital transactions	7,674,971	219,136,812	9,556,747

NET INCREASE (DECREASE) IN NET ASSETS	(98,792,338)	190,066,330	2,737,621

NET ASSETS:
Beginning of the period	190,066,330	–	–
End of the period	$91,273,992	$190,066,330	$2,737,621

SHARES TRANSACTIONS
Subscriptions	3,700,000	5,175,000	800,000
Redemptions	(4,075,000)	(100,000)	(700,000)
Total increase (decrease) in shares outstanding	(375,000)	5,075,000	100,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was September 8, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax HIMS Option Income Strategy ETF	YieldMax MSTR Performance & Distribution Target 25 ETF
	Period Ended July 31, 2026(a)	Period Ended July 31, 2026(b)
OPERATIONS:
Net investment income (loss)	$298,544	$58,538
Net realized gain (loss)	(13,961,718)	(1,391,705)
Net change in unrealized appreciation (depreciation)	(165,883)	(47,268)
Net increase (decrease) in net assets resulting from operations	(13,829,057)	(1,380,435)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(299,713)	(60,197)
From return of capital	(12,361,030)	(463,006)
Total distributions to shareholders	(12,660,743)	(523,203)

CAPITAL TRANSACTIONS:
Subscriptions	91,629,893	6,117,315
Redemptions	(51,781,148)	(3,112,275)
ETF transaction fees (Note 8)	28,309	1,596
Net increase (decrease) in net assets from capital transactions	39,877,054	3,006,636

NET INCREASE (DECREASE) IN NET ASSETS	13,387,254	1,102,998

NET ASSETS:
Beginning of the period	–	–
End of the period	$13,387,254	$1,102,998

SHARES TRANSACTIONS
Subscriptions	4,550,000	150,000
Redemptions	(3,475,000)	(100,000)
Total increase (decrease) in shares outstanding	1,075,000	50,000

(a)	Inception date of the Fund was September 22, 2025.
(b)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax MSTR Short Option Income Strategy ETF		YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,323,444	$169,411	$(177,940)	$(31,095)
Net realized gain (loss)	38,540,431	(2,228,937)	2,036,508	(224,958)
Net change in unrealized appreciation (depreciation)	(568,925)	(42,298)	1,531,848	855,829
Net increase (decrease) in net assets resulting from operations	39,294,950	(2,101,824)	3,390,416	599,776

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(40,810,728)	(1,658,712)	(3,577,046)	(674,163)
From return of capital	(18,308,852)	(3,312,363)	(3,628,217)	(265,032)
Total distributions to shareholders	(59,119,580)	(4,971,075)	(7,205,263)	(939,195)

CAPITAL TRANSACTIONS:
Subscriptions	143,880,408	47,062,403	45,222,685	13,559,918
Redemptions	(67,996,388)	(12,184,970)	(28,313,035)	(2,008,263)
ETF transaction fees (Note 8)	42,376	11,349	14,707	2,614
Net increase (decrease) in net assets from capital transactions	75,926,396	34,888,782	16,924,357	11,554,269

NET INCREASE (DECREASE) IN NET ASSETS	56,101,766	27,815,883	13,109,510	11,214,850

NET ASSETS:
Beginning of the period	27,815,883	–	11,214,850	–
End of the period	$83,917,649	$27,815,883	$24,324,360	$11,214,850

SHARES TRANSACTIONS
Subscriptions	4,250,000	1,150,000	1,075,000	300,000
Redemptions	(2,050,000)	(250,000)	(700,000)	(50,000)
Total increase (decrease) in shares outstanding	2,200,000	900,000	375,000	250,000

(a)	Inception date of the Fund was March 26, 2025.
(b)	Inception date of the Fund was February 12, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax NVDA Performance & Distribution Target 25 ETF	YieldMax R2000 0DTE Covered Call Strategy ETF
	Period Ended July 31, 2026(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$94,814	$(101,280)	$(17,836)
Net realized gain (loss)	838,810	963,800	(268,869)
Net change in unrealized appreciation (depreciation)	(364,475)	1,435,006	381,622
Net increase (decrease) in net assets resulting from operations	569,149	2,297,606	94,917

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(933,696)	(2,392,122)	(157,137)
From return of capital	(49,807)	(3,361,536)	(435,136)
Total distributions to shareholders	(983,503)	(5,753,658)	(592,273)

CAPITAL TRANSACTIONS:
Subscriptions	16,249,965	49,921,098	8,288,038
Redemptions	(5,022,968)	(21,147,198)	(2,203,460)
ETF transaction fees (Note 8)	4,005	14,214	1,598
Net increase (decrease) in net assets from capital transactions	11,231,002	28,788,114	6,086,176

NET INCREASE (DECREASE) IN NET ASSETS	10,816,648	25,332,062	5,588,820

NET ASSETS:
Beginning of the period	–	5,588,820	–
End of the period	$10,816,648	$30,920,882	$5,588,820

SHARES TRANSACTIONS
Subscriptions	325,000	1,275,000	175,000
Redemptions	(100,000)	(575,000)	(50,000)
Total increase (decrease) in shares outstanding	225,000	700,000	125,000

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax RDDT Option Income Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF
	Period Ended July 31, 2026(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$464,447	$(106,288)	$(25,756)
Net realized gain (loss)	(11,650,483)	2,706,723	(262,813)
Net change in unrealized appreciation (depreciation)	(6,997)	726,926	1,070,655
Net increase (decrease) in net assets resulting from operations	(11,193,033)	3,327,361	782,086

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,406,615)	(3,432,998)	(853,986)
From return of capital	(12,178,425)	(2,332,425)	(581,092)
Total distributions to shareholders	(14,585,040)	(5,765,423)	(1,435,078)

CAPITAL TRANSACTIONS:
Subscriptions	63,179,188	36,174,810	18,963,405
Redemptions	(24,829,288)	(1,057,525)	(4,717,222)
ETF transaction fees (Note 8)	17,352	7,447	4,236
Net increase (decrease) in net assets from capital transactions	38,367,252	35,124,732	14,250,419

NET INCREASE (DECREASE) IN NET ASSETS	12,589,179	32,686,670	13,597,427

NET ASSETS:
Beginning of the period	–	13,597,427	–
End of the period	$12,589,179	$46,284,097	$13,597,427

SHARES TRANSACTIONS
Subscriptions	1,825,000	850,000	400,000
Redemptions	(1,000,000)	(25,000)	(100,000)
Total increase (decrease) in shares outstanding	825,000	825,000	300,000

(a)	Inception date of the Fund was September 8, 2025.
(b)	Inception date of the Fund was February 5, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax Semiconductor Portfolio Option Income ETF		YieldMax SPCX Option Income Strategy ETF	YieldMax Strategic Metals & Mining Portfolio Option Income ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Period Ended July 31, 2026(b)	Period Ended July 31, 2026(c)
OPERATIONS:
Net investment income (loss)	$(851,102)	$(2,522)	$1,790	$5,114
Net realized gain (loss)	65,606,059	(811,200)	(170,044)	(476,359)
Net change in unrealized appreciation (depreciation)	132,897,384	2,785,915	(68,771)	(704,839)
Net increase (decrease) in net assets resulting from operations	197,652,341	1,972,193	(237,025)	(1,176,084)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(131,831,975)	(1,238,761)	(1,837)	(4,312)
From return of capital	(50,889,623)	(401,427)	(8,823)	(594,428)
Total distributions to shareholders	(182,721,598)	(1,640,188)	(10,660)	(598,740)

CAPITAL TRANSACTIONS:
Subscriptions	1,161,472,190	30,194,785	2,307,972	7,088,840
Redemptions	(182,356,480)	(1,222,765)	–	(893,613)
ETF transaction fees (Note 8)	4,984	137	212	–
Net increase (decrease) in net assets from capital transactions	979,120,694	28,972,157	2,308,184	6,195,227

NET INCREASE (DECREASE) IN NET ASSETS	994,051,437	29,304,162	2,060,499	4,420,403

NET ASSETS:
Beginning of the period	29,304,162	–	–	–
End of the period	$1,023,355,599	$29,304,162	$2,060,499	$4,420,403

SHARES TRANSACTIONS
Subscriptions	17,275,000	575,000	50,000	150,000
Redemptions	(2,625,000)	(25,000)	–	(25,000)
Total increase (decrease) in shares outstanding	14,650,000	550,000	50,000	125,000

(a)	Inception date of the Fund was April 2, 2025.
(b)	Inception date of the Fund was July 14, 2026.
(c)	Inception date of the Fund was February 26, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax Target 12 Big 50 Option Income ETF		YieldMax Target 12 Real Estate Option Income ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Year Ended July 31, 2026	Period Ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$38,686	$(3,136)	$146,078	$10,833
Net realized gain (loss)	(290,121)	178,724	(1,720,964)	31,190
Net change in unrealized appreciation (depreciation)	2,392,528	486,250	483,432	47,210
Net increase (decrease) in net assets resulting from operations	2,141,093	661,838	(1,091,454)	89,233

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(911,245)	(559,858)	(171,574)	(52,040)
From return of capital	(1,695,205)	–	(659,304)	–
Total distributions to shareholders	(2,606,450)	(559,858)	(830,878)	(52,040)

CAPITAL TRANSACTIONS:
Subscriptions	47,223,807	10,008,960	42,848,735	2,500,000
Redemptions	–	(2,511,397)	(34,724,330)	–
ETF transaction fees (Note 8)	2,671	667	–	–
Net increase (decrease) in net assets from capital transactions	47,226,478	7,498,230	8,124,405	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS	46,761,121	7,600,210	6,202,073	2,537,193

NET ASSETS:
Beginning of the period	7,600,210	–	2,537,193	–
End of the period	$54,361,331	$7,600,210	$8,739,266	$2,537,193

SHARES TRANSACTIONS
Subscriptions	900,000	200,000	825,000	50,000
Redemptions	–	(50,000)	(700,000)	–
Total increase (decrease) in shares outstanding	900,000	150,000	125,000	50,000

(a)	Inception date of the Fund was November 20, 2024.
(b)	Inception date of the Fund was April 16, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	YieldMax Target 12 Semiconductor Option Income ETF		YieldMax TSLA Performance & Distribution Target 25 ETF	YieldMax U.S. Stocks Target Double Distribution ETF
	Year Ended July 31, 2026	Period Ended July 31, 2025(a)	Period Ended July 31, 2026(b)	Period Ended July 31, 2026(c)
OPERATIONS:
Net investment income (loss)	$(78,345)	$(3,629)	$46,833	$41,491
Net realized gain (loss)	6,880,807	(48,041)	21,386	(25,728)
Net change in unrealized appreciation (depreciation)	8,876,836	1,072,242	(460,425)	348,114
Net increase (decrease) in net assets resulting from operations	15,679,298	1,020,572	(392,206)	363,877

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,518,325)	(398,560)	(47,093)	(88,375)
From return of capital	–	–	(391,610)	–
Total distributions to shareholders	(3,518,325)	(398,560)	(438,703)	(88,375)

CAPITAL TRANSACTIONS:
Subscriptions	61,361,420	8,508,202	7,811,793	6,291,958
Redemptions	(16,052,685)	(2,591,985)	(3,514,513)	–
ETF transaction fees (Note 8)	1,824	586	1,759	12
Net increase (decrease) in net assets from capital transactions	45,310,559	5,916,803	4,299,039	6,291,970

NET INCREASE (DECREASE) IN NET ASSETS	57,471,532	6,538,815	3,468,130	6,567,472

NET ASSETS:
Beginning of the period	6,538,815	–	–	–
End of the period	$64,010,347	$6,538,815	$3,468,130	$6,567,472

SHARES TRANSACTIONS
Subscriptions	825,000	175,000	175,000	200,000
Redemptions	(225,000)	(50,000)	(75,000)	–
Total increase (decrease) in shares outstanding	600,000	125,000	100,000	200,000

(a)	Inception date of the Fund was December 2, 2024.
(b)	Inception date of the Fund was November 17, 2025.
(c)	Inception date of the Fund was March 11, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax AI & Tech Portfolio Option Income ETF
7/31/2026	$46.40	(0.25)	10.45	10.20	(8.81)	(7.08)	(15.89)	–	$40.71	26.39%	$101,782	1.02%	0.03%	0.99%	(0.58)%	29%
7/31/2025(g)	$50.00	(0.14)	4.15	4.01	(7.61)	–	(7.61)	0.00(f)	$46.40	10.52%	$46,400	1.06%	0.07%	0.99%	(0.63)%	67%
YieldMax CRCL Option Income Strategy ETF
7/31/2026(h)	$50.00	0.51	(18.52)	(18.01)	(3.32)	(16.28)	(19.60)	0.03	$12.42	(45.65)%	$18,016	1.30%	0.31%	0.99%	2.73%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Inception date of the Fund was January 22, 2025.

(h)	Inception date of the Fund was September 29, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax Crypto Industry & Tech Portfolio Option Income ETF
7/31/2026	$37.45	(0.32)(i)	(1.08)	(1.40)	(3.69)	(12.94)	(16.63)	0.00(f)	$19.42	(5.45)%	$91,274	1.47%(j)	0.48%	0.99%(j)	(1.18)%(j)	56%
7/31/2025(g)	$50.00	(0.16)(i)	1.76	1.60	(5.00)	(9.15)	(14.15)	0.00(f)	$37.45	6.31%	$190,066	1.02%(j)	0.03%	0.99%(j)	(0.74)%(j)	114%
YieldMax GME Option Income Strategy ETF
7/31/2026(h)	$50.00	0.87	(6.46)	(5.59)	(3.37)	(13.71)	(17.08)	0.05	$27.38	(12.94)%	$2,738	1.03%	0.04%	0.99%	2.56%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Inception date of the Fund was January 13, 2025.

(h)	Inception date of the Fund was September 8, 2025.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(j)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax HIMS Option Income Strategy ETF
7/31/2026(f)	$50.00	0.34	(22.38)	(22.04)	(2.44)	(13.10)	(15.54)	0.03	$12.45	(48.42)%	$13,387	1.89%	0.90%	0.99%	2.12%	–%
YieldMax MSTR Performance & Distribution Target 25 ETF
7/31/2026(g)	$50.00	0.70	(22.61)	(21.91)	(1.21)	(4.84)	(6.05)	0.02	$22.06	(47.72)%	$1,103	1.02%	0.03%	0.99%	2.77%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Inception date of the Fund was September 22, 2025.

(g)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax MSTR Short Option Income Strategy ETF
7/31/2026	$30.91	0.63	24.35	24.98	(17.79)	–	(11.05)	(28.84)	0.02	$27.07	113.92%	$83,918	1.00%	0.01%	0.99%	2.03%	123%
7/31/2025(f)	$50.00	0.40	(10.22)	(9.82)	(3.10)	–	(6.20)	(9.30)	0.03	$30.91	(19.99)%	$27,816	1.00%	0.01%	0.99%	3.25%	–%
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
7/31/2026	$44.86	(0.34)	8.28	7.94	(4.28)	(2.27)	(7.36)	(13.91)	0.03	$38.92	20.51%	$24,324	1.09%	0.10%	0.99%	(0.82)%	20%
7/31/2025(g)	$50.00	(0.19)	0.72	0.53	(1.79)	(2.29)	(1.61)	(5.69)	0.02	$44.86	2.56%	$11,215	1.17%	0.18%	0.99%	(0.98)%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Inception date of the Fund was March 26, 2025.

(g)	Inception date of the Fund was February 12, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax NVDA Performance & Distribution Target 25 ETF
7/31/2026(f)	$50.00	0.82	5.51	6.33	(7.91)	–	(0.38)	(8.29)	0.03	$48.07	13.68%	$10,817	0.99%	–%	0.99%	2.38%	–%
YieldMax R2000 0DTE Covered Call Strategy ETF
7/31/2026	$44.71	(0.29)	9.25	8.96	(3.28)	(1.99)	(10.96)	(16.23)	0.04	$37.48	25.22%	$30,921	1.24%	0.25%	0.99%	(0.73)%	3%
7/31/2025(g)	$50.00	(0.20)	1.57	1.37	(1.00)	(0.77)	(4.91)	(6.68)	0.02	$44.71	3.79%	$5,589	1.72%	0.73%	0.99%	(1.09)%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Inception date of the Fund was November 17, 2025.

(g)	Inception date of the Fund was March 5, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax RDDT Option Income Strategy ETF
7/31/2026(f)	$50.00	0.71	(14.91)	(14.20)	(4.86)	–	(15.71)	(20.57)	0.03	$15.26	(36.84)%	$12,589	1.02%	0.03%	0.99%	2.72%	–%
YieldMax S&P 500 0DTE Covered Call Strategy ETF
7/31/2026	$45.32	(0.21)	7.22	7.01	(3.50)	(2.55)	(5.15)	(11.20)	0.01	$41.14	17.56%	$46,284	1.02%	0.03%	0.99%	(0.49)%	0%(h)
7/31/2025(g)	$50.00	(0.10)	0.75	0.65	(1.37)	(1.81)	(2.17)	(5.35)	0.02	$45.32	2.36%	$13,597	1.08%	0.09%	0.99%	(0.46)%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Inception date of the Fund was September 8, 2025.

(g)	Inception date of the Fund was February 5, 2025.

(h)	Does not round to 1%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax Semiconductor Portfolio Option Income ETF
7/31/2026	$53.28	(0.14)	40.30	40.16	(19.10)	(7.01)	(26.11)	0.00(f)	$67.33	91.24%	$1,023,356	0.99%	0.00%(g)	0.99%	(0.20)%	38%
7/31/2025(h)	$50.00	(0.01)	9.63	9.62	(4.79)	(1.55)	(6.34)	0.00(f)	$53.28	20.46%	$29,304	1.03%	0.04%	0.99%	(0.06)%	16%
YieldMax SPCX Option Income Strategy ETF
7/31/2026(i)	$50.00	0.07	(8.44)	(8.37)	(0.08)	(0.35)	(0.43)	0.01	$41.21	(16.75)%	$2,060	0.99%	–%	0.99%	3.61%	–%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Amount represents less than 0.005%.

(h)	Inception date of the Fund was April 2, 2025.

(i)	Inception date of the Fund was July 14, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax Strategic Metals & Mining Portfolio Option Income ETF
7/31/2026(h)	$50.00	0.05(j)	(9.38)	(9.33)	(0.04)	(5.27)	(5.31)	–	$35.36	(19.76)%	$4,420	0.99%(k)	0.00%(f)	–%	0.99%(k)	0.26%(k)	38%
YieldMax Target 12 Big 50 Option Income ETF
7/31/2026	$50.67	0.09	7.27	7.36	(3.24)	(3.03)	(6.27)	0.01	$51.77	15.25%	$54,361	1.01%	0.02%	–%	0.99%	0.17%	41%
7/31/2025(i)	$50.00	(0.02)	4.11	4.09	(3.42)	–	(3.42)	0.00(g)	$50.67	8.74%	$7,600	1.09%	0.10%	0.00%(f)	0.99%	(0.06)%	46%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than 0.005%.

(g)	Amount represents less than $0.005 per share.

(h)	Inception date of the Fund was February 26, 2026.

(i)	Inception date of the Fund was November 20, 2024.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(k)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest, dividend and tax expense to average net assets(d)	Ratio of tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest, dividend and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax Target 12 Real Estate Option Income ETF
7/31/2026	$50.74	1.30	3.93	5.23	(2.96)	–	(3.07)	(6.03)	–	$49.94	11.04%	$8,739	1.02%	0.03%	–%	0.99%	2.59%	752%
7/31/2025(h)	$50.00	0.22	1.56	1.78	(0.97)	(0.07)	–	(1.04)	–	$50.74	3.54%	$2,537	0.99%	–%	–%	0.99%	1.50%	1%
YieldMax Target 12 Semiconductor Option Income ETF
7/31/2026	$52.31	(0.20)	44.51	44.31	(8.33)	0.00(f)	–	(8.33)	0.00(f)	$88.29	90.25%	$64,010	1.01%	0.02%	–%	0.99%	(0.26)%	68%
7/31/2025(i)	$50.00	(0.03)	5.70	5.67	(3.36)	–	–	(3.36)	0.00(f)	$52.31	12.23%	$6,539	1.06%	0.07%	0.00%(g)	0.99%	(0.10)%	33%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Amount represents less than 0.005%.

(h)	Inception date of the Fund was April 16, 2025.

(i)	Inception date of the Fund was December 2, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented	YieldMax ETFs

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
YieldMax TSLA Performance & Distribution Target 25 ETF
7/31/2026(h)	$50.00	0.87	(8.28)	(7.41)	(0.94)	(7.00)	(7.94)	0.03	$34.68	(17.86)%	$3,468	1.01%	0.02%	0.99%	2.65%	–%
YieldMax U.S. Stocks Target Double Distribution ETF
7/31/2026(i)	$31.00	0.31(j)	2.04	2.35	(0.51)	–	(0.51)	0.00(f)	$32.84	7.61%	$6,567	0.99%(k)	0.00%(g)	0.99%(k)	2.49%(k)	40%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

(f)	Amount represents less than $0.005 per share.

(g)	Amount represents less than 0.005%.

(h)	Inception date of the Fund was November 17, 2025.

(i)	Inception date of the Fund was March 11, 2026.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(k)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026

NOTE 1 - ORGANIZATION

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AI & Tech Portfolio Option Income ETF (the “GPTY ETF”)	January 22, 2025
YieldMax CRCL Option Income Strategy ETF (the “CRCO ETF”)	September 29, 2025
YieldMax Crypto Industry & Tech Portfolio Option Income ETF (the “LFGY ETF”)	January 13, 2025
YieldMax GME Option Income Strategy ETF (the “GMEY ETF”)	September 8, 2025
YieldMax HIMS Option Income Strategy ETF (the “HIYY ETF”)	September 22, 2025
YieldMax MSTR Performance & Distribution Target 25 ETF (the “MSST ETF”)	November 17, 2025
YieldMax MSTR Short Option Income Strategy ETF (the “WNTR ETF”)	March 26, 2025
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF (the “QDTY ETF”)	February 12, 2025
YieldMax NVDA Performance & Distribution Target 25 ETF (the “NVIT ETF”)	November 17, 2025
YieldMax R2000 0DTE Covered Call Strategy ETF (the “RDTY ETF”)	March 5, 2025
YieldMax RDDT Option Income Strategy ETF (the “RDYY ETF”)	September 8, 2025
YieldMax S&P 500 0DTE Covered Call Strategy ETF (the “SDTY ETF”)	February 5, 2025
YieldMax Semiconductor Portfolio Option Income ETF (the “CHPY ETF”)	April 2, 2025
YieldMax SPCX Option Income Strategy ETF (the “YSPC ETF”)	July 14, 2026
YieldMax Strategic Metals & Mining Portfolio Option Income ETF (the “MINY ETF”)	February 26, 2026
YieldMax Target 12 Big 50 Option Income ETF (the “BIGY ETF”)	November 20, 2024
YieldMax Target 12 Real Estate Option Income ETF (the “RNTY ETF”)	April 16, 2025
YieldMax Target 12 Semiconductor Option Income ETF (the “SOXY ETF”)	December 2, 2024
YieldMax TSLA Performance & Distribution Target 25 ETF (the “TEST ETF”)	November 17, 2025
YieldMax U.S. Stocks Target Double Distribution ETF (the “DDDD ETF”)	March 11, 2026

The primary investment objective of the GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, YSPC ETF, MINY ETF, BIGY ETF, RNTY ETF, SOXY ETF, TEST ETF, and DDDD ETF is to seek current income.

The secondary objective of the GPTY ETF is to seek capital appreciation via investments in a select portfolio of AI and technology companies.

The secondary objective of the CRCO ETF is to seek exposure to the share price of Circle Internet Group, Inc., subject to a limit on potential investment gains.

The secondary objective of the LFGY ETF is to seek capital appreciation via investments in a select portfolio of crypto industry and technology companies.

Notes to Financial Statements

July 31, 2026

The secondary objective of the GMEY ETF is to seek exposure to the share price of GameStop Corp., subject to a limit on potential investment gains.

The secondary objective of the HIYY ETF is to seek exposure to the share price of Hims & Hers Health, Inc., subject to a limit on potential investment gains.

The secondary objective of the MSST ETF is to seek indirect exposure to the share price of Strategy, Inc., subject to a limit on potential investment gains.

The secondary objective of the WNTR ETF is to seek inverse exposure to the share price of the common stock of Strategy, Inc., subject to a limit on potential investment gains.

The secondary objective of the QDTY ETF, RDTY ETF, SDTY ETF, MINY ETF and DDDD ETF is to seek capital appreciation.

The secondary objective of the NVIT ETF is to seek indirect exposure to the share price of Nvidia Corp., subject to a limit on potential investment gains.

The secondary objective of the RDYY ETF is to seek exposure to the share price of Reddit, Inc., subject to a limit on potential investment gains.

The secondary objective of the CHPY ETF is to seek capital appreciation via investments in a select portfolio of semiconductor companies.

The secondary objective of the YSPC ETF is to seek exposure to the share price of Class A common stock of Space Exploration Technologies Corp., subject in certain circumstances to a limit on the Fund’s participation in gains.

The secondary objective of the BIGY ETF is to seek capital appreciation via investments in a portfolio of 50 of the largest U.S. companies.

The secondary objective of the RNTY ETF is to seek capital appreciation via investments in a select portfolio of companies operating in the real estate industry and other real estate related investments.

The secondary objective of the SOXY ETF is to seek capital appreciation via investments in a select portfolio of companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

The secondary objective of the TEST ETF is to seek indirect exposure to the share price of Tesla, Inc., subject to a limit on potential investment gains.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, including exchange traded funds (“ETF’s”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

July 31, 2026

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”) . If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Investments in money market mutual funds are valued at each underlying fund’s published NAV per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee. Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements

July 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2026:

GPTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$100,016,417	$–	$–	$100,016,417
Purchased Options	–	1,810,016	–	1,810,016
U.S. Treasury Bills	–	2,961,580	–	2,961,580
Money Market Funds	390,479	–	–	390,479
Total Investments	$100,406,896	$4,771,596	$–	$105,178,492
Liabilities:
Investments:
Written Options	$–	$(3,641,452)	–	$(3,641,452)
Total Investments	$–	$(3,641,452)	$–	$(3,641,452)

CRCO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$3,203,571	$–	$3,203,571
U.S. Treasury Bills	–	17,539,512	–	17,539,512
Money Market Funds	559,411	–	–	559,411
Total Investments	$559,411	$20,743,083	$–	$21,302,494
Liabilities:
Investments:
Written Options	$–	$(4,212,239)	–	$(4,212,239)
Total Investments	$–	$(4,212,239)	$–	$(4,212,239)

LFGY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$77,431,515	$–	$–	$77,431,515
Purchased Options	–	7,494,196	–	7,494,196
U.S. Treasury Bills	–	1,454,153	–	1,454,153
Money Market Funds	9,350,479	–	–	9,350,479
Total Investments	$86,781,994	$8,948,349	$–	$95,730,343
Liabilities:
Investments:
Written Options	$–	$(6,732,302)	–	$(6,732,302)
Total Investments	$–	$(6,732,302)	$–	$(6,732,302)

Notes to Financial Statements

July 31, 2026

GMEY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$69,387	$–	$69,387
U.S. Treasury Bills	–	1,000,649	–	1,000,649
Money Market Funds	1,606,214	–	–	1,606,214
Total Investments	$1,606,214	$1,070,036	$–	$2,676,250
Liabilities:
Investments:
Written Options	$–	$(122,500)	$–	$(122,500)
Total Investments	$–	$(122,500)	$–	$(122,500)

HIYY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,434,950	$–	$2,434,950
U.S. Treasury Bills	–	10,314,163	–	10,314,163
Money Market Funds	1,620,191	–	–	1,620,191
Total Investments	$1,620,191	$12,749,113	$–	$14,369,304
Liabilities:
Investments:
Written Options	$–	$(2,684,913)	–	$(2,684,913)
Total Investments	$–	$(2,684,913)	$–	$(2,684,913)

MSST ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$107,446	$–	$107,446
U.S. Treasury Bills	–	1,121,515	–	1,121,515
Money Market Funds	23,387	–	–	23,387
Total Investments	$23,387	$1,228,961	$–	$1,252,348
Liabilities:
Investments:
Written Options	$–	$(197,039)	–	$(197,039)
Total Investments	$–	$(197,039)	$–	$(197,039)

WNTR ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,052,370	$–	$8,052,370
U.S. Treasury Bills	–	50,992,707	–	50,992,707
Money Market Funds	6,194,933	–	–	6,194,933
Total Investments	$6,194,933	$59,045,077	$–	$65,240,010
Liabilities:
Investments:
Written Options	$–	$(7,205,621)	$–	$(7,205,621)
Total Investments	$–	$(7,205,621)	$–	$(7,205,621)

Notes to Financial Statements

July 31, 2026

QDTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$23,126,393	$–	$23,126,393
U.S. Treasury Bills	–	19,851	–	19,851
Money Market Funds	$927,831	$–	$–	$927,831
Total Investments	$927,831	$23,146,244	$–	$24,074,075

NVIT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$754,344	$–	$754,344
U.S. Treasury Bills	–	5,756,320	–	5,756,320
Money Market Funds	3,764,595	–	–	3,764,595
Total Investments	$3,764,595	$6,510,664	$–	$10,275,259
Liabilities:
Investments:
Written Options	$–	$(813,395)	$–	$(813,395)
Total Investments	$–	$(813,395)	$–	$(813,395)

RDTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$27,361,765	$–	$27,361,765
U.S. Treasury Bills	–	39,702	–	39,702
Money Market Funds	3,016,218	–	–	3,016,218
Total Investments	$3,016,218	$27,401,467	$–	$30,417,685

RDYY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,400,856	$–	$1,400,856
U.S. Treasury Bills	–	12,093,559	–	12,093,559
Money Market Funds	522,284	–	–	522,284
Total Investments	$522,284	$13,494,415	$–	$14,016,699
Liabilities:
Investments:
Written Options	$–	$(1,647,331)	$–	$(1,647,331)
Total Investments	$–	$(1,647,331)	$–	$(1,647,331)

Notes to Financial Statements

July 31, 2026

SDTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$38,899,091	$–	$38,899,091
U.S. Treasury Bills	$–	$719,345	$–	$719,345
Money Market Funds	5,650,916	–	–	5,650,916
Total Investments	$5,650,916	$39,618,436	$–	$45,269,352

CHPY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,029,204,876	$–	$–	$1,029,204,876
Purchased Options	–	24,449,027	–	24,449,027
Money Market Funds	1,131,189	–	–	1,131,189
Total Investments	$1,030,336,065	$24,449,027	$–	$1,054,785,092
Liabilities:
Investments:
Written Options	$–	$(35,844,239)	$–	$(35,844,239)
Total Investments	$–	$(35,844,239)	$–	$(35,844,239)

YSPC ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$243,832	$–	$243,832
U.S. Treasury Bills	–	2,020,173	–	2,020,173
Money Market Funds	79,639	–	–	79,639
Total Investments	$79,639	$2,264,005	$–	$2,343,644
Liabilities:
Investments:
Written Options	$–	$(407,326)	$–	$(407,326)
Total Investments	$–	$(407,326)	$–	$(407,326)

MINY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,524,571	$–	$–	$3,524,571
Exchange Traded Funds	941,845	–	–	941,845
Purchased Options	–	59,773	–	59,773
Money Market Funds	12,393	–	–	12,393
Total Investments	$4,478,809	$59,773	$–	$4,538,582
Liabilities:
Investments:
Written Options	$–	$(150,718)	$–	$(150,718)
Total Investments	$–	$(150,718)	$–	$(150,718)

Notes to Financial Statements

July 31, 2026

BIGY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$54,481,308	$–	$–	$54,481,308
Purchased Options	–	1,326,006	–	1,326,006
Money Market Funds	463,222	–	–	463,222
Total Investments	$54,944,530	$1,326,006	$–	$56,270,536
Liabilities:
Investments:
Written Options	$–	$(2,006,449)	$–	$(2,006,449)
Total Investments	$–	$(2,006,449)	$–	$(2,006,449)

RNTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,725,654	$–	$–	$8,725,654
Purchased Options	–	71,742	–	71,742
Money Market Funds	59,432	–	–	59,432
Total Investments	$8,785,086	$71,742	$–	$8,856,828
Liabilities:
Investments:
Written Options	$–	$(142,708)	$–	$(142,708)
Total Investments	$–	$(142,708)	$–	$(142,708)

SOXY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$63,478,419	$–	$–	$63,478,419
Purchased Options	–	1,438,827	–	1,438,827
Money Market Funds	131,474	–	–	131,474
Total Investments	$63,609,893	$1,438,827	$–	$65,048,720
Liabilities:
Investments:
Written Options	$–	$(1,820,601)	$–	$(1,820,601)
Total Investments	$–	$(1,820,601)	$–	$(1,820,601)

TEST ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$82,619	$–	$82,619
U.S. Treasury Bills	–	1,876,220	–	1,876,220
Money Market Funds	1,829,928	–	–	1,829,928
Total Investments	$1,829,928	$1,958,839	$–	$3,788,767
Liabilities:
Investments:
Written Options	$–	$(1,064,939)	$–	$(1,064,939)
Total Investments	$–	$(1,064,939)	$–	$(1,064,939)

Notes to Financial Statements

July 31, 2026

DDDD ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,538,323	$–	$–	$6,538,323
Purchased Options	–	145,015	–	145,015
Money Market Funds	50,529	–	–	50,529
Total Investments	$6,588,852	$145,015	$–	$6,733,867
Liabilities:
Investments:
Written Options	$–	$(232,983)	$–	$(232,983)
Total Investments	$–	$(232,983)	$–	$(232,983)

Refer to the Schedules of Investments and Schedules of written option contracts for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub- Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short- term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Notes to Financial Statements

July 31, 2026

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation. FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund provides disclosures regarding its use of derivative instruments and their effect on the Fund’s financial position and results of operations. The following tables present each Fund’s average notional amounts by derivative type, together with the fair value and location of each Fund’s derivative assets and liabilities and the related realized and unrealized gains and losses for the reporting period.

Notes to Financial Statements

July 31, 2026

For the period ended July 31, 2026, each Fund’s monthly average notional amount is described below:

Fund:	Purchased Options	Written Options
GPTY ETF	$83,431,888	$(84,781,821)
CRCO ETF	47,068,242	(47,068,242)
LFGY ETF	148,391,769	(161,780,098)
GMEY ETF	21,415,857	(21,415,857)
HIYY ETF	30,141,849	(30,141,849)
MSST ETF	5,548,230	(5,548,230)
WNTR ETF	178,379,124	(126,730,989)
QDTY ETF	21,557,905	–
NVIT ETF	11,961,348	(11,961,348)
RDTY ETF	14,312,236	–
RDYY ETF	25,951,688	(26,082,105)
SDTY ETF	22,908,263	–
CHPY ETF	449,869,213	(455,825,463)
YSPC ETF	4,074,712	(4,074,712)
MINY ETF	3,903,536	(4,433,534)
BIGY ETF	22,795,498	(23,371,284)
RNTY ETF	3,463,708	(3,883,352)
SOXY ETF	32,219,443	(32,115,021)
TEST ETF	5,611,036	(5,611,036)
DDDD ETF	5,052,199	(5,071,486)

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:
		Investments, at value		Written option contracts, at value
GPTY ETF	Purchased Options	$1,810,016	Written Options	$(3,641,452)
CRCO ETF	Purchased Options	3,203,571	Written Options	(4,212,239)
LFGY ETF	Purchased Options	7,494,196	Written Options	(6,732,302)
GMEY ETF	Purchased Options	69,387	Written Options	(122,500)
HIYY ETF	Purchased Options	2,434,950	Written Options	(2,684,913)
MSST ETF	Purchased Options	107,446	Written Options	(197,039)
WNTR ETF	Purchased Options	8,052,370	Written Options	(7,205,621)
QDTY ETF	Purchased Options	23,126,393	Written Options	–
NVIT ETF	Purchased Options	754,344	Written Options	(813,395)
RDTY ETF	Purchased Options	27,361,765	Written Options	–
RDYY ETF	Purchased Options	1,400,856	Written Options	(1,647,331)
SDTY ETF	Purchased Options	38,899,091	Written Options	–
CHPY ETF	Purchased Options	24,449,027	Written Options	(35,844,239)
YSPC ETF	Purchased Options	243,832	Written Options	(407,326)
MINY ETF	Purchased Options	59,773	Written Options	(150,718)

Notes to Financial Statements

July 31, 2026

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:
		Investments, at value		Written option contracts, at value
BIGY ETF	Purchased Options	1,326,006	Written Options	(2,006,449)
RNTY ETF	Purchased Options	71,742	Written Options	(142,708)
SOXY ETF	Purchased Options	1,438,827	Written Options	(1,820,601)
TEST ETF	Purchased Options	82,619	Written Options	(1,064,939)
DDDD ETF	Purchased Options	145,015	Written Options	(232,983)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year or period ended July 31, 2026:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:
		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
GPTY ETF	Purchased Options	$3,004,262	Purchased Options	$(323,009)
CRCO ETF	Purchased Options	16,528,076	Purchased Options	(274,454)
LFGY ETF	Purchased Options	(19,507,813)	Purchased Options	1,744,381
GMEY ETF	Purchased Options	(3,834,904)	Purchased Options	(44,895)
HIYY ETF	Purchased Options	(6,970,439)	Purchased Options	52,802
MSST ETF	Purchased Options	63,798	Purchased Options	(91,784)
WNTR ETF	Purchased Options	19,300,918	Purchased Options	(3,064,915)
QDTY ETF	Purchased Options	1,685,811	Purchased Options	1,531,822
NVIT ETF	Purchased Options	(291,586)	Purchased Options	(512,940)
RDTY ETF	Purchased Options	598,461	Purchased Options	1,434,955
RDYY ETF	Purchased Options	(11,480,081)	Purchased Options	(6,595)
SDTY ETF	Purchased Options	2,413,553	Purchased Options	726,312
CHPY ETF	Purchased Options	115,563,294	Purchased Options	(7,733,970)
YSPC ETF	Purchased Options	(140,947)	Purchased Options	(58,801)
MINY ETF	Purchased Options	(580,429)	Purchased Options	(3,375)
BIGY ETF	Purchased Options	1,110,913	Purchased Options	247,367
RNTY ETF	Purchased Options	(168,820)	Purchased Options	(25,800)
SOXY ETF	Purchased Options	14,324,956	Purchased Options	(2,482,652)
TEST ETF	Purchased Options	(587,665)	Purchased Options	(167,662)
DDDD ETF	Purchased Options	4,671	Purchased Options	19,413

Notes to Financial Statements

July 31, 2026

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:
		Net realized gain (loss) from Written option contracts		Net change in unrealized appreciation (depreciation) on written option contracts
GPTY ETF	Written Options	$(4,856,145)	Written Options	$(870,146)
CRCO ETF	Written Options	(24,504,173)	Written Options	19,673
LFGY ETF	Written Options	22,007,111	Written Options	(3,852,293)
GMEY ETF	Written Options	2,036,666	Written Options	34,217
HIYY ETF	Written Options	(6,850,585)	Written Options	(219,903)
MSST ETF	Written Options	(1,455,204)	Written Options	44,388
WNTR ETF	Written Options	20,391,883	Written Options	2,476,241
QDTY ETF	Written Options	347,371	Written Options	–
NVIT ETF	Written Options	1,131,205	Written Options	147,678
RDTY ETF	Written Options	359,901	Written Options	–
RDYY ETF	Written Options	(162,129)	Written Options	(2,389)
SDTY ETF	Written Options	290,148	Written Options	–
CHPY ETF	Written Options	(152,693,747)	Written Options	11,118,908
YSPC ETF	Written Options	(29,113)	Written Options	$(10,051)
MINY ETF	Written Options	388,462	Written Options	(15,450)
BIGY ETF	Written Options	(1,346,261)	Written Options	(374,898)
RNTY ETF	Written Options	476,651	Written Options	31,533
SOXY ETF	Written Options	(16,456,566)	Written Options	2,805,074
TEST ETF	Written Options	608,999	Written Options	(292,905)
DDDD ETF	Written Options	(5,276)	Written Options	(37,390)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements

July 31, 2026

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Deposits at Brokers - Deposits at brokers for option contracts and securities sold short, if any, represent amounts that are held by third parties under certain of the Funds ‘derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex-dividend date. Interest income and expense is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

The Funds may invest in other investment companies (the “Underlying Funds”), including ETFs, mutual funds, or money market funds. Securities transactions are recorded on a trade-date basis. Realized gains and losses from the sale of securities are determined using the specific identification method. Dividend income and distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, if any, is recognized on an accrual basis.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid weekly except for BIGY ETF, RNTY ETF, and SOXY ETF which are declared and paid on a monthly or more frequent basis and DDDD ETF which is declared and paid on a quarterly or more frequent basis. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Prior to September 29, 2025, CRCO ETF, and prior to October14, 2025 GMEY ETF, HIYY ETF and RDYY ETF, each declared and paid distributions from net investment income monthly. Distributions are recorded on the ex-dividend date.

Short Sales - The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the borrowed security by purchasing it subsequently at prevailing market prices, which may be higher than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue on the borrowed security during the period of the loan. In addition, the Fund may be required to pay a premium or other fee to borrow the security. The Fund’s potential loss on a short sale is theoretically unlimited.

Notes to Financial Statements

July 31, 2026

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CBOE”) for MSST ETF, NVIT ETF and TEST ETF, the NASDAQ for QDTY ETF, RDTY ETF and SDTY ETF, the NYSE Arca, Inc. (“ARCA”) for all other Funds, or the New York Stock Exchange, is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts - U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in-kind or net operating loss. For the fiscal period ended July 31, 2026, the following adjustments were made:

		Total distributable
		earnings/(accumulated
Fund	Paid-in Capital	losses)
GPTY ETF	$7,607,755	$(7,607,755)
CRCO ETF	–	–
LFGY ETF	(3,939,265)	3,939,265
GMEY ETF	–	–
HIYY ETF	–	–
MSST ETF	–	–
WNTR ETF	–	–
QDTY ETF	(71,160)	71,160
NVIT ETF	–	–
RDTY ETF	(114,672)	114,672

Notes to Financial Statements

July 31, 2026

		Total distributable
		earnings/(accumulated
Fund	Paid-in Capital	losses)
RDYY ETF	–	–
SDTY ETF	(55,746)	55,746
CHPY ETF	59,312,612	(59,312,612)
YSPC ETF	–	–
MINY ETF	–	–
BIGY ETF	2	(2)
RNTY ETF	–	–
SOXY ETF	4,986,911	(4,986,911)
TEST ETF	149,295	(149,295)
DDDD ETF	–	–

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for certain Funds that seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each applicable Fund’s behalf. If a clearing member defaults, the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find clearing members to transact with on each Fund’s behalf, the Funds may be unable to effectively implement their investment strategies.

Notes to Financial Statements

July 31, 2026

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risks related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than would result from directly investing in securities. When a Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact on pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value and volatility of the underlying instrument, which are affected by fiscal and monetary policies and by national and international political and economic events; changes in the actual or implied volatility of the reference asset; and the time remaining until the expiration of the option contract. For the Funds in particular, the value of the options contracts in which they invest is substantially influenced by the value of the Underlying Security. A Fund may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by a Fund will be determined based on market quotations or other recognized pricing methods. The Funds may also write call and put options, which involves the risk that the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Funds for the written option, resulting in a loss to the Funds. Additionally, to the extent a Fund maintains indirect exposure to an Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire, it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate enough proceeds to cover the cost of entering into new options contracts, the Fund may experience losses.

●	Options Contracts - 0DTE (QDTY ETF, RDTY ETF, & SDTY ETF Only). The use of options contracts, including deep-in-the-money (“deep ITM”) and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Funds, the value of the options contracts in which they invest is substantially influenced by the value of the Index and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their values move almost in tandem with the underlying Index, prior to expiration, their prices may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Funds may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Funds to significant risks that can exceed the premiums received. When writing call options, the Funds face the risk of unlimited losses if the Indexes rise significantly, as they may be required to pay the difference between the strike price and the higher market value of the Indexes. Conversely, writing put options can lead to substantial losses if the Indexes decline significantly, as the Funds may be obligated to pay the difference between the strike price and the lower market value of the Indexes. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

The Funds may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions— replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Funds to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Funds may also face margin requirements associated with written options, which could require the Funds to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Funds.

Notes to Financial Statements

July 31, 2026

Distribution Risk. As part of their investment objectives to provide current income, the Funds seek to provide weekly income distributions. There is no assurance that the Funds will make a distribution in any given week. If the Funds do make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease each Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses on their investment.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (“Investment Advisory Fee”) based on the average daily net assets of each Fund. Each fund pays an annual rate of 0.99% of each Fund’s average daily net assets.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2026, are disclosed in the Statements of Operations.

There is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

The Adviser has entered into an agreement with ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC (each a “Supporter” and collectively the “Supporters”), with respect to the Funds, under which each Supporter assumes the obligation of the Adviser to pay all or a portion of expenses of the Funds, except the Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Supporters all or a portion of the profits, if any, generated by each Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Supporters include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group Company and an affiliate of the Adviser. Although the Supporters have agreed to be responsible for all of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Tidal serves as the Funds’ administrator and, in that capacity, performs or arranges for various administrative, compliance and management services (other than investment advisory services) for the Funds. Tidal coordinates the payment of Fund- related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, management (other than investment advisory services) and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Notes to Financial Statements

July 31, 2026

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year or period ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
GPTY ETF	$23,552,126	$60,343,039
CRCO ETF	–	–
LFGY ETF	76,690,951	163,870,036
GMEY ETF	–	–
HIYY ETF	–	–
MSST ETF	–	–
WNTR ETF	26,145,212	24,560,138
QDTY ETF	17,675,096	3,359,929
NVIT ETF	–	–
RDTY ETF	7,928,689	234,030
RDYY ETF	–	–

Notes to Financial Statements

July 31, 2026

Fund	Purchases	Sales
SDTY ETF	15,922,899	–
CHPY ETF	163,237,307	334,486,462
YSPC ETF	–	–
MINY ETF	6,763,509	1,327,864
BIGY ETF	9,896,442	12,487,015
RNTY ETF	43,551,961	35,756,894
SOXY ETF	22,835,293	21,428,067
TEST ETF	–	–
DDDD ETF	2,622,572	1,907,479

For the year or period ended July 31, 2026, none of the Funds had purchases or sales of long-term U.S. government securities.

For the year or period ended July 31, 2026, long-term in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
GPTY ETF	$114,746,738	$43,729,871
CRCO ETF	–	–
LFGY ETF	90,508,469	98,521,061
GMEY ETF	–	–
HIYY ETF	–	–
MSST ETF	–	–
WNTR ETF	–	–
QDTY ETF	–	–
NVIT ETF	–	–
RDTY ETF	–	–
RDYY ETF	–	–
SDTY ETF	–	–
CHPY ETF	1,122,747,823	183,795,811
YSPC ETF	–	–
MINY ETF	–	–
BIGY ETF	47,006,269	–
RNTY ETF	–	–
SOXY ETF	53,845,955	15,903,528
TEST ETF	–	–
DDDD ETF	5,487,025	–

Notes to Financial Statements

July 31, 2026

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended July 31, 2026 and July 31, 2025 were as follows:

Distributions paid from:	July 31, 2026	July 31, 2025
GPTY ETF
Ordinary Income	$14,634,914	$4,383,423
Return of Capital	15,626,011	–
Totals	$30,260,925	$4,383,423
CRCO ETF
Ordinary Income	$610,545	$–
Return of Capital	20,745,045	–
Totals	$21,355,590	$–
LFGY ETF
Ordinary Income	$21,121,269	$12,421,491
Return of Capital	70,296,226	22,732,012
Totals	$91,417,495	$35,153,503
GMEY ETF
Ordinary Income	$761,788	$–
Return of Capital	4,467,260	–
Totals	$5,229,048	$–
HIYY ETF
Ordinary Income	$299,713	$–
Return of Capital	12,361,030	–
Totals	$12,660,743	$–
MSST ETF
Ordinary Income	$60,197	$–
Return of Capital	463,006	–
Totals	$523,203	$–
WNTR ETF
Ordinary Income	$40,810,728	$1,658,712
Return of Capital	18,308,852	3,312,363
Totals	$59,119,580	$4,971,075
QDTY ETF
Ordinary Income	$1,431,818	$295,251
Long-Term Capital Gains	2,145,228	378,912
Return of Capital	3,628,217	265,032
Totals	$7,205,263	$939,195
NVIT ETF
Ordinary Income	$933,696	$–
Return of Capital	49,807	–
Totals	$983,503	$–
RDTY ETF
Ordinary Income	$949,994	$88,812
Long-Term Capital Gains	1,442,128	68,325
Return of Capital	3,361,536	435,136
Totals	$5,753,658	$592,273
RDYY ETF
Ordinary Income	$2,406,615	$–
Return of Capital	12,178,425	–
Totals	$14,585,040	$–
SDTY ETF
Ordinary Income	$1,368,595	$367,362
Long-Term Capital Gains	2,064,403	486,624
Return of Capital	2,332,425	581,092
Totals	$5,765,423	$1,435,078

Notes to Financial Statements

July 31, 2026

Distributions paid from:	July 31, 2026	July 31, 2025
CHPY ETF
Ordinary Income	$131,831,975	$1,238,761
Return of Capital	50,889,623	401,427
Totals	$182,721,598	$1,640,188
YSPC ETF
Ordinary Income	$1,837	$–
Return of Capital	8,823	–
Totals	$10,660	$–
MINY ETF
Ordinary Income	$4,312	$–
Return of Capital	594,428	–
Totals	$598,740	$–
BIGY ETF
Ordinary Income	$911,245	$559,858
Return of Capital	1,695,205	–
Totals	$2,606,450	$559,858
RNTY ETF
Ordinary Income	$171,574	$48,534
Long-Term Capital Gains	–	3,506
Return of Capital	659,304	–
Totals	$830,878	$52,040
SOXY ETF
Ordinary Income	$3,517,543	$398,560
Long-Term Capital Gains	782	–
Totals	$3,518,325	$398,560
TEST ETF
Ordinary Income	$47,093	$–
Return of Capital	391,610	–
Totals	$438,703	$–
DDDD ETF
Ordinary Income	$88,375	$–
Totals	$88,375	$–

As of the fiscal period ended July 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	GPTY ETF	CRCO ETF	LFGY ETF	GMEY ETF	HIYY ETF
Cost of investments (a)	$112,037,060	$21,575,824	$117,914,680	$2,722,810	$14,555,911
Gross tax unrealized appreciation	5,491,116	842,429	18,548,158	10,320	3,051,109
Gross tax unrealized depreciation	(12,349,684)	(1,115,759)	(40,732,495)	(56,880)	(3,237,716)
Net tax unrealized appreciation (depreciation)	(6,858,568)	(273,330)	(22,184,337)	(46,560)	(186,607)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(1,452,173)	(7,999,343)	(16,987,612)	(2,305,306)	(13,942,163)
Total distributable earnings/(accumulated losses)	$(8,310,741)	$(8,272,673)	$(39,171,949)	$(2,351,866)	$(14,128,770)

Notes to Financial Statements

July 31, 2026

	MSST ETF	WNTR ETF	QDTY ETF	NVIT ETF	RDTY ETF
Cost of investments (a)	$1,344,004	$69,688,712	$24,074,073	$10,787,484	$30,417,682
Gross tax unrealized appreciation	145	3,430,756	60,945	69,136	111,961
Gross tax unrealized depreciation	(91,801)	(7,789,458)	(60,943)	(581,361)	(111,958)
Net tax unrealized appreciation (depreciation)	(91,656)	(4,448,702)	2	(512,225)	3
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(1,348,976)	(827,612)	(189,859)	147,678	(42,067)
Total distributable earnings/(accumulated losses)	$(1,440,632)	$(5,276,314)	$(189,857)	$(364,547)	$(42,064)

	RDYY ETF	SDTY ETF	CHPY ETF	YSPC ETF	MINY ETF
Cost of investments (a)	$14,021,307	$45,269,290	$1,051,351,437	$2,402,394	$5,455,658
Gross tax unrealized appreciation	5,908,576	80,607	74,572,410	30,997	204,336
Gross tax unrealized depreciation	(5,913,184)	(80,545)	(71,138,755)	(89,747)	(1,121,412)
Net tax unrealized appreciation (depreciation)	(4,608)	62	3,433,655	(58,750)	(917,076)
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(13,595,040)	(121,853)	3,689,661	(180,112)	(263,320)
Total distributable earnings/(accumulated losses)	$(13,599,648)	$(121,791)	$7,123,316	$(238,862)	$(1,180,396)

	BIGY ETF	RNTY ETF	SOXY ETF	TEST ETF	DDDD ETF
Cost of investments (a)	$53,776,548	$8,670,063	$60,418,932	$3,956,287	$6,410,781
Gross tax unrealized appreciation	6,194,427	360,506	10,405,818	307,471	577,018
Gross tax unrealized depreciation	(3,700,439)	(173,741)	(5,776,030)	(474,991)	(253,932)
Net tax unrealized appreciation (depreciation)	2,493,988	186,765	4,629,788	(167,520)	323,086

Notes to Financial Statements

July 31, 2026

	BIGY ETF	RNTY ETF	SOXY ETF	TEST ETF	DDDD ETF
Undistributed ordinary income (loss)	–	–	1,594,847	–	2,323
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)(b)	(1,378,744)	(1,412,600)	1,571,527	(421,074)	(49,907)
Total distributable earnings/(accumulated losses)	$1,115,244	$(1,225,835)	$7,796,162	$(588,594)	$275,502

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, mark-to-market adjustments on options and identified straddles, if any.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Fund	Straddles
GPTY ETF	$(799,734)
CRCO ETF	(85,417)
LFGY ETF	(3,951,950)
GMEY ETF	(46,955)
HIYY ETF	–
MSST ETF	–
WNTR ETF	(4,010,043)
QDTY ETF	–
NVIT ETF	–
RDTY ETF	–
RDYY ETF	(56,175)
SDTY ETF	–
CHPY ETF	(7,635,140)
YSPC ETF	–
MINY ETF	(58,750)
BIGY ETF	(984,241)
RNTY ETF	(70,848)
SOXY ETF	(1,224,591)
TEST ETF	–
DDDD ETF	(12,517)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended July 31, 2026, the Funds had elected to defer the following post-October or late-year losses:

	Post-October	Late-year
Fund	Losses	losses
GPTY ETF	$ –	$ –
CRCO ETF	–	–
LFGY ETF	10,794,711	293,491

Notes to Financial Statements

July 31, 2026

	Post-October	Late-year
Fund	Losses	losses
GMEY ETF	2,292,568	–
HIYY ETF	–	–
MSST ETF	–	–
WNTR ETF	–	–
QDTY ETF	–	135,140
NVIT ETF	–	–
RDTY ETF	–	–
RDYY ETF	13,536,476	–
SDTY ETF	–	74,976
CHPY ETF	–	–
YSPC ETF	–	–
MINY ETF	–	–
BIGY ETF	–	–
RNTY ETF	–	–
SOXY ETF	–	–
TEST ETF	–	–
DDDD ETF	–	–

As of July 31, 2026, the Funds had the following long-term and short-term capital loss carryovers, which do not expire:

Fund	Short-Term	Long-Term
GPTY ETF	$–	$–
CRCO ETF	7,933,599	–
LFGY ETF	–	–
GMEY ETF	–	–
HIYY ETF	13,722,260	–
MSST ETF	1,393,364	–
WNTR ETF	–	–
QDTY ETF	–	–
NVIT ETF	–	–
RDTY ETF	–	–
RDYY ETF	–	–
SDTY ETF	–	–
CHPY ETF	–	–
YSPC ETF	170,061	–
MINY ETF	189,120	–
BIGY ETF	–	–
RNTY ETF	1,390,143	–
SOXY ETF	–	–
TEST ETF	128,169	–
DDDD ETF	–	–

Notes to Financial Statements

July 31, 2026

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the ARCA, except for the MSST ETF, QDTY ETF, NVIT ETF, RDTY ETF, SDTY ETF and TEST ETF. Shares of QDTY ETF, RDTY ETF, and SDTY ETF are listed and traded on the NASDAQ. Shares of the MSST ETF, NVIT ETF and TEST ETF are listed and traded on the CBOE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee, payable to the Custodian, is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for each Fund, other than BIGY ETF, RNTY ETF and SOXY ETF, of which the fee is $500 for those Funds. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to each Fund, may be charged on all cash transactions, non -standard orders, or partial cash transactions for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

To the Shareholders of YieldMax ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options contracts (as applicable), of YieldMax ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of July 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
YieldMax AI & Tech Portfolio Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from January 22, 2025 (commencement of operations) through July 31, 2025
YieldMax CRCL Option Income Strategy ETF	For the period from September 29, 2025 (commencement of operations) through July 31, 2026
YieldMax Crypto Industry & Tech Portfolio Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from January 13, 2025 (commencement of operations) through July 31, 2025
YieldMax GME Option Income Strategy ETF	For the period from September 8, 2025 (commencement of operations) through July 31, 2026
YieldMax HIMS Option Income Strategy ETF	For the period from September 22, 2025 (commencement of operations) through July 31, 2026
YieldMax MSTR Performance & Distribution Target 25 ETF	For the period from November 17, 2025 (commencement of operations) through July 31, 2026
YieldMax MSTR Short Option Income Strategy ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from March 26, 2025 (commencement of operations) through July 31, 2025
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from February 12, 2025 (commencement of operations) through July 31, 2025
YieldMax NVDA Performance & Distribution Target 25 ETF	For the period from November 17, 2025 (commencement of operations) through July 31, 2026
YieldMax R2000 0DTE Covered Call Strategy ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from March 5, 2025 (commencement of operations) through July 31, 2025
YieldMax RDDT Option Income Strategy ETF	For the period from September 8, 2025 (commencement of operations) through July 31, 2026
YieldMax S&P 500 0DTE Covered Call Strategy ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from February 5, 2025 (commencement of operations) through July 31, 2025
YieldMax Semiconductor Portfolio Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from April 2, 2025 (commencement of operations) through July 31, 2025
YieldMax SPCX Option Income Strategy ETF	For the period from July 14, 2026 (commencement of operations) through July 31, 2026
YieldMax Strategic Metals & Mining Portfolio Option Income ETF	For the period from February 26, 2026 (commencement of operations) through July 31, 2026
YieldMax Target 12 Big 50 Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from November 20, 2024 (commencement of operations) through July 31, 2025
YieldMax Target 12 Real Estate Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from April 16, 2025 (commencement of operations) through July 31, 2025
YieldMax Target 12 Semiconductor Option Income ETF	For the year ended July 31, 2026	For the year ended July 31, 2026 and for the period from December 2, 2024 (commencement of operations) through July 31, 2025
YieldMax TSLA Performance & Distribution Target 25 ETF	For the period from November 17, 2025 (commencement of operations) through July 31, 2026
YieldMax U.S. Stocks Target Double Distribution ETF	For the period from March 11, 2026 (commencement of operations) through July 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2026

Additional Information (Unaudited)	YieldMax ETFs

 July 31, 2026

For the periods ended July 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

GPTY	1.32%
CRCO	0.00%
LFGY	0.57%
GMEY	0.00%
HIYY	0.00%
MSST	0.00%
WNTR	0.00%
QDTY	0.00%
NVIT	0.00%
RDTY	0.00%
RDYY	0.00%
SDTY	0.00%
CHPY	1.95%
YSPC	0.00%
MINY	100.00%
BIGY	21.33%
RNTY	2.24%
SOXY	2.75%
TEST	0.00%
DDDD	41.57%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended July 31, 2026, were as follows:

GPTY	1.26%
CRCO	0.00%
LFGY	0.08%
GMEY	0.00%
HIYY	0.00%
MSST	0.00%
WNTR	0.00%
QDTY	0.00%
NVIT	0.00%
RDTY	0.00%
RDYY	0.00%
SDTY	0.00%
CHPY	0.66%
YSPC	0.00%
MINY	100.00%

BIGY	20.42%
RNTY	1.49%
SOXY	1.75%
TEST	0.00%
DDDD	40.18%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended July 31, 2026, were as follows:

GPTY	0.00%
CRCO	0.00%
LFGY	0.00%
GMEY	0.00%
HIYY	0.00%
MSST	0.00%
WNTR	0.00%
QDTY	0.00%
NVIT	0.00%
RDTY	0.00%
RDYY	0.00%
SDTY	0.00%
CHPY	0.00%
YSPC	0.00%
MINY	0.00%
BIGY	0.00%
RNTY	0.00%
SOXY	0.00%
TEST	0.00%
DDDD	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

For the below Funds:

YieldMax SPCX Option Income Strategy ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 18, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●   the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each New Fund

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds (and the Sub-Adviser with respect to the Nicholas ETF), including any fallout benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 18, 2026. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s, operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Funds are new, it was difficult to estimate the profitability of each New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the New Funds are new, it also was difficult to estimate whether the New Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered the fee in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also considered that the Adviser, ZEGA Financial, LLC, Lucania Investments LLC and LEVEL ETF Ventures were acting as sponsors to the YieldMax ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

For the below Funds:

YieldMax Strategic Metals & Mining Portfolio Option Income ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 14, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●   the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto,

as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 14, 2026. Among other things, the Adviser, provided responses to a detailed series of questions, which included information about the Adviser’s, operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that the Adviser, ZEGA, Lucania Investments LLC and Level ETF Ventures LLC were acting as sponsors to the YieldMax ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

For the below Funds:

YieldMax U.S. Stocks Target Double Distribution ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 6-7, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●   the Investment Advisory Agreements (each, an “Advisory Agreement”), collectively the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 6-7, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser, ZEGA Financial LLC, Lucania Investments LLC and Level ETF Ventures LLC, were acting as sponsor for the YieldMax ETFs. Each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

For the below Funds:

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held between November 6- 7, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●   the Investment Advisory Agreement (the “Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund.

●   a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the YieldMax ETFs.

Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflect these economies of scale for the benefit of each Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held between November 6-7, 2024, January 1, 2025, and February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed advisory fee paid to the Adviser, where applicable, for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the Adviser. The Board also considered that ZEGA was acting as sponsor to the Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to ZEGA out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered. The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.